UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22747

ALPS SERIES TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1000, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Camilla Nwokonko, Secretary

ALPS Series Trust

1290 Broadway, Suite 1000

Denver, CO 80203

(Name and address of agent for service)

(303) 623-2577

(Registrant’s telephone number, including area code)

Date of fiscal year end:	September 30

Date of reporting period:	October 1, 2024 – September 30, 2025

Item 1.	Reports to Stockholders.

        (a)

Beacon Planned Return Strategy Fund

INSTITUTIONAL - BPRLX

Annual Shareholder Report | September 30, 2025

Fund Overview

This annual shareholder report contains important information about Beacon Planned Return Strategy Fund - Institutional Class for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at https://www.beacontrust.com/services/investment-management/beacon-funds. You can also request this information by contacting us at 1-844-894-9222.

What were the Fund's Cost for the last year?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Beacon Planned Return Strategy Fund - Institutional	$130	1.23%

How did the Fund perform the past year?

The Beacon Planned Return Strategy Fund - Institutional Class returned 10.82% for the 12 months ended September 30, 2025. This is in contrast to the CBOE S&P 500 BuyWrite Index, which had an 8.15% return for the same time period.

The returns sought to be generated by the Fund are derived from three distinct return elements, i.e., returns from Directional/Enhanced market movements, returns from Income (or option premium) and returns from the Hedge that creates constant “downside protection”.

During the period, the Directional /Enhanced component added value due to the increase in the S&P 500, the Income component detracted from value since selling the out of the money call options lost more than the gains received from selling put options, and the Hedge component detracted from value due to the rise in the S&P 500.

How did the Fund perform since inception?

Total Return Based on $1,000,000 Investment

Beacon Planned Return Strategy Fund - Institutional - $1,870,460
S&P 500® Total Return Index - $3,021,610
CBOE S&P 500 BuyWrite Index - $1,613,277
$3,024,000
$2,595,000
$2,166,000
$1,737,000
$1,308,000
$879,000
10/2/2017
3/31/2018
9/30/2018
3/31/2019
9/30/2019
3/31/2020
9/30/2020
3/31/2021
9/30/2021
3/31/2022
9/30/2022
3/31/2023
9/30/2023
3/31/2024
9/30/2024
3/31/2025
9/30/2025

	Beacon Planned Return Strategy Fund - Institutional - $1,870,460	S&P 500® Total Return Index - $3,021,610	CBOE S&P 500 BuyWrite Index - $1,613,277
10/2/2017	$1,000,000.00	$1,000,000.00	$1,000,000.00
3/31/2018	$1,013,244.09	$1,054,264.18	$1,010,887.60
9/30/2018	$1,076,446.45	$1,174,549.41	$1,096,538.69
3/31/2019	$1,091,691.78	$1,154,381.98	$1,044,148.20
9/30/2019	$1,138,587.63	$1,224,513.54	$1,084,395.69
3/31/2020	$1,026,380.15	$1,073,830.43	$879,937.53
9/30/2020	$1,220,717.43	$1,410,016.88	$1,023,023.12
3/31/2021	$1,327,212.06	$1,678,951.36	$1,163,269.12
9/30/2021	$1,361,462.70	$1,833,090.82	$1,238,906.91
3/31/2022	$1,411,347.42	$1,941,637.53	$1,336,334.83
9/30/2022	$1,219,717.49	$1,549,472.99	$1,100,035.87
3/31/2023	$1,391,764.80	$1,791,578.02	$1,244,705.65
9/30/2023	$1,471,494.04	$1,884,428.52	$1,260,913.75
3/31/2024	$1,607,838.09	$2,326,924.02	$1,392,723.17
9/30/2024	$1,687,785.84	$2,569,446.82	$1,491,727.82
3/31/2025	$1,699,633.77	$2,518,934.49	$1,529,225.39
9/30/2025	$1,870,459.90	$3,021,610.30	$1,613,277.34

Average Annual Total Retuns

Institutional	1 Year	5 Year	Since Inception
Beacon Planned Return Strategy Fund - Institutional	10.82%	8.91%	8.15%
S&P 500® Total Return Index	17.60%	16.47%	14.83%
CBOE S&P 500 BuyWrite Index	8.15%	9.54%	6.17%

Fund Statistics

  Total Net Assets$323,811,139
  # of Portfolio Holdings82
  Portfolio Turnover Rate (Institutional)-%
  Advisory Fees Paid$3,361,036

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The "Average Annual Total Returns" table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Call 1-844-894-9222 for current month-end performance.

What did the Fund invest in?

Top Ten Holdings

(as a % of Net Assets)

Top 10%
Call XSP October 76.10 10/14/2025	11.26%
Call XSP March 70.75 03/13/2026	10.16%
Call XSP May 78.55 05/14/2026	9.30%
Call XSP November 78.25 11/14/2025	9.12%
Call XSP June 81.80 06/12/2026	8.89%
Call XSP 84.05 07/14/2026	8.58%
Call XSP Febuary 73.53 02/13/2026	8.28%
Call XSP April 76.65 04/14/2026	7.14%
Call XSP August 86.15 08/14/2026	6.84%
Call XSP Jan 79.78 01/14/2026	6.01%
Total % of Top 10 Holdings	85.58%

Asset Class Weightings

(as a % of Net Assets)

Cash, Cash Equivalents, & Other Net Assets
(23.56)%
Purchased Options
121.28%
Short Term Security
2.28%
-40
-20
0
20
40
60
80
100
120
140

Value	Value
Short Term Security	2.28%
Purchased Options	121.28%
Cash, Cash Equivalents, & Other Net Assets	(23.56)%

Country Weightings

(as a % of Net Assets)

Value	Value
United States	123.56%

Material Fund Changes

There have been no material Fund changes during the reporting period.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visitinghttps://www.beacontrust.com/services/investment-management/beacon-funds.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 1-973-206-7100.

Distributor, ALPS Distributors, Inc.

Phone: 1-844-894-9222

Email: mutualfunds@beacontrust.com

02110A597–A–09302025

Beacon Planned Return Strategy Fund - Institutional

Annual Shareholder Report | September 30, 2025

Brigade High Income Fund

FOUNDERS CLASS: BHIMX

ANNUAL SHAREHOLDER REPORT | September 30, 2025

FUND OVERVIEW

This annual shareholder report contains important information about Brigade High Income Fund - Founders Class for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at https://www.brigadefunds.com/resources. You can also request this information by contacting us at 212.745.9700.

WHAT WERE THE FUND'S COST FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Brigade High Income Fund - Founders	$54	0.52%

HOW DID THE FUND PERFORM LAST YEAR?

The Founders Share Class for the Fund returned +7.82% (net) for the one year ending September 30, 2025, outperforming the 60% ICE BofA US HY Constrained / 40% Credit Suisse Leveraged Loan Index (+7.18%) and the ICE BofA US High Yield Constrained Index (+7.23%).

The primary driver of Fund performance over the one-year period was the Fund's high yield bond positions, mainly in the Healthcare, Media, Telecommunications and Financials industries. We continue to see catalysts play out within each of these sectors, which led to their outperformance over the period.

Bank loans were also a notable positive contributor to Fund performance. The asset class had a diverse set of industry drivers for the one year period with Healthcare, Services, Leisure and Telecommunications the top contributors.

HOW DID THE FUND PERFORM SINCE INCEPTION?

TOTAL RETURN BASED ON $25,000,000 INVESTMENT

	Brigade High Income Fund Founders Class - $32,565,402	Bloomberg U.S. Aggregate Bond Index - $27,635,316	60% ICE BofA US HY Contrained / 40% S&P UBS Leverage Loan - $31,256,642	ICE BofA US High Yield Constrained Index - $31,421,585
5/1/2023	$25,000,000.00	$25,000,000.00	$25,000,000.00	$25,000,000.00
6/30/2023	$25,425,000.00	$24,879,385.65	$25,327,520.91	$25,199,133.31
9/30/2023	$26,186,194.33	$24,075,527.90	$25,749,515.66	$25,334,141.56
12/31/2023	$27,582,074.10	$25,716,787.04	$27,135,713.10	$27,125,257.94
3/31/2024	$28,352,938.47	$25,517,309.47	$27,655,682.98	$27,534,925.71
6/30/2024	$28,551,648.10	$25,533,962.34	$28,044,331.21	$27,835,018.57
9/30/2024	$30,202,895.13	$26,860,720.16	$29,163,056.07	$29,303,858.85
12/31/2024	$30,576,449.32	$26,038,306.35	$29,456,796.47	$29,349,979.36
3/31/2025	$30,953,036.92	$26,762,468.24	$29,696,586.26	$29,627,218.32
6/30/2025	$31,801,694.96	$27,085,414.94	$30,609,597.47	$30,685,255.88
9/30/2025	$32,565,401.51	$27,635,316.45	$31,256,641.82	$31,421,584.81

AVERAGE ANNUAL TOTAL RETURNS

Founders	1 Year	Since Inception
Brigade High Income Fund - Founders (Incep. May 1, 2023)	7.82%	11.56%
Bloomberg U.S. Aggregate Bond Index	2.88%	4.23%
60% ICE BofA US HY Contrained / 40% S&P UBS Leverage Loan	7.18%	9.68%
ICE BofA US High Yield Constrained Index	7.23%	9.92%

FUND STATISTICS

  Total Net Assets$918,225,028
  # of Portfolio Holdings364
  Portfolio Turnover Rate29%
  Advisory Fees Paid$2,488,877

The Fund’s past performance is not a good predictor of the Fund’s future performance. The "Average Annual Total Return" table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 212.745.9700 for current month-end performance.

WHAT DID THE FUND INVEST IN?

ASSET CLASS WEIGHTINGS

(as a % of Net Assets)

Value	Value
Corporate Bonds	57.2%
Bank Loans	33.5%
Common Stocks	1.3%
Convertible Bonds	0.4%
Preferred Stocks	0.2%
Rights and Warrants	0.0%
Cash and Equivalents	7.4%

SECTOR WEIGHTINGS

(as a % of Net Assets)

Consumer, Non-cyclical
22.1%
Consumer, Cyclical
16.4%
Communications
14.2%
Financial
13.1%
Energy
8.1%
Basic Materials
7.4%
Technology
5.4%
Industrial
4.4%
Utilities
1.7%
Cash and Equivalents
7.3%
0%
5%
10%
15%
20%
25%

Value	Value
Cash and Equivalents	7.3%
Utilities	1.7%
Industrial	4.4%
Technology	5.4%
Basic Materials	7.4%
Energy	8.1%
Financial	13.1%
Communications	14.2%
Consumer, Cyclical	16.4%
Consumer, Non-cyclical	22.1%

TOP TEN HOLDINGS

(as a % of Net Assets)

Top 10	Top 10
Global Medical Response TL B 10/02/2028 1M SOFR + 3.50%	0.9%
CCO Holdings LLC / CCO Holdings Capital Corp. 01/15/2034 4.25%	0.9%
LifeScan Global Corp. 12/31/2026 3M SOFR + 6.50%	0.9%
Akumin, Inc. 08/01/2027 9.00 (1.00 PIK)%	0.9%
Envision Healthcare Corp.	0.8%
Rain Carbon, Inc. 09/01/2029 12.25%	0.8%
Genesis Energy LP / Genesis Energy Finance Corp. 05/15/2033 8.00%	0.8%
Avaya Inc. 08/01/2028 1M SOFR + 7.50%	0.8%
Pluto Acquisition I, Inc. 09/20/2028 3M SOFR + 4.00%	0.8%
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 06/15/2030 9.00%	0.8%
Total % of Top 10 Holdings	8.4%

CREDIT QUALITY ALLOCATION

(as a % of Net Assets)

Value	Value
BBB	2.8%
BB	26.7%
B	42.0%
CCC	12.1%
CC	0.1%
D	0.4%
NR	7.4%
Cash and Equivalents	7.4%

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.

Ratings shown are a calculated average of bond ratings provided by third party, ratings agencies S&P, Moody’s and Fitch and range from AAA (highest) to D (lowest). Bonds with no third-party rating are designated Not Rated and do not necessarily indicate low credit quality. For such securities Brigade evaluates the credit quality. Credit ratings are subjective opinions of rating agencies and may be subject to change.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

BRIGADE HIGH INCOME FUND - FOUNDERS CLASS

ANNUAL SHAREHOLDER REPORT | September 30, 2025

Phone: 212.745.9700

Distributor, ALPS Distributors, Inc.

02110A456–A–09302025

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.brigadefunds.com/resources.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 212.745.9700.

Brigade High Income Fund

INSTITUTIONAL CLASS: BHIIX

ANNUAL SHAREHOLDER REPORT | September 30, 2025

FUND OVERVIEW

This annual shareholder report contains important information about Brigade High Income Fund - Institutional Class for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at https://www.brigadefunds.com/resources. You can also request this information by contacting us at 212.745.9700.

WHAT WERE THE FUND'S COST FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Brigade High Income Fund - Institutional	$58	0.56%

HOW DID THE FUND PERFORM LAST YEAR?

The Institutional Share Class for the Fund returned +7.78% (net) for the one year ending September 30, 2025, outperforming the 60% ICE BofA US HYConstrained / 40% Credit SuisseLeveraged Loan Index (+7.18%)and the ICE BofA USHigh Yield Constrained Index (+7.23%).

The primary driver of Fund performance over the one-year period was the Fund's high yield bond positions, mainly in the Healthcare, Media, Telecommunications and Financials industries. We continue to see catalysts play out within each of these sectors, which led to their outperformance over the period.

Bank loans were also a notable positive contributor to Fund performance. The asset class had a diverse set of industry drivers for the one year period with Healthcare, Services, Leisure and Telecommunications the top contributors.

HOW DID THE FUND PERFORM SINCE INCEPTION?

TOTAL RETURN BASED ON $1,000,000 INVESTMENT

	Brigade High Income Fund Institutional Class - $1,300,408	Bloomberg U.S. Aggregate Bond Index - $1,091,951	60% ICE BofA US HY Contrained / 40% S&P UBS Leverage Loan - $1,255,820	ICE BofA US High Yield Constrained Index - $1,264,687
5/4/2023	$1,000,000.00	$1,000,000.00	$1,000,000.00	$1,000,000.00
6/30/2023	$1,019,038.08	$983,056.42	$1,017,601.90	$1,014,239.97
9/30/2023	$1,048,863.25	$951,293.68	$1,034,556.68	$1,019,673.92
12/31/2023	$1,104,225.17	$1,016,144.57	$1,090,250.93	$1,091,764.57
3/31/2024	$1,134,566.82	$1,008,262.64	$1,111,142.13	$1,108,253.29
6/30/2024	$1,142,094.67	$1,008,920.64	$1,126,757.12	$1,120,331.73
9/30/2024	$1,206,547.78	$1,061,344.68	$1,171,704.93	$1,179,451.08
12/31/2024	$1,221,042.91	$1,028,848.73	$1,183,506.75	$1,181,307.39
3/31/2025	$1,235,958.98	$1,057,462.46	$1,193,140.96	$1,192,465.98
6/30/2025	$1,269,907.05	$1,070,223.02	$1,229,823.66	$1,235,050.93
9/30/2025	$1,300,408.26	$1,091,951.21	$1,255,820.42	$1,264,687.44

AVERAGE ANNUAL TOTAL RETURNS

Institutional	1 Year	Since Inception
Brigade High Income Fund - Institutional (Incep. May 4, 2023)	7.78%	11.57%
Bloomberg U.S. Aggregate Bond Index	2.88%	3.72%
60% ICE BofA US HY Contrained / 40% S&P UBS Leverage Loan	7.18%	9.92%
ICE BofA US High Yield Constrained Index	7.23%	10.24%

FUND STATISTICS

  Total Net Assets$918,225,028
  # of Portfolio Holdings364
  Portfolio Turnover Rate29%
  Advisory Fees Paid$2,488,877

The Fund’s past performance is not a good predictor of the Fund’s future performance. The "Average Annual Total Return" table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 212.745.9700 for current month-end performance.

WHAT DID THE FUND INVEST IN?

ASSET CLASS WEIGHTINGS

(as a % of Net Assets)

Value	Value
Corporate Bonds	57.2%
Bank Loans	33.5%
Common Stocks	1.3%
Convertible Bonds	0.4%
Preferred Stocks	0.2%
Rights and Warrants	0.0%
Cash and Equivalents	7.4%

SECTOR WEIGHTINGS

(as a % of Net Assets)

Value	Value
Cash and Equivalents	7.3%
Utilities	1.7%
Industrial	4.4%
Technology	5.4%
Basic Materials	7.4%
Energy	8.1%
Financial	13.1%
Communications	14.2%
Consumer, Cyclical	16.4%
Consumer, Non-cyclical	22.1%

TOP TEN HOLDINGS

(as a % of Net Assets)

Top 10	Top 10
Global Medical Response TL B 10/02/2028 1M SOFR + 3.50%	0.9%
CCO Holdings LLC / CCO Holdings Capital Corp. 01/15/2034 4.25%	0.9%
LifeScan Global Corp. 12/31/2026 3M SOFR + 6.50%	0.9%
Akumin, Inc. 08/01/2027 9.00 (1.00 PIK)%	0.9%
Envision Healthcare Corp.	0.8%
Rain Carbon, Inc. 09/01/2029 12.25%	0.8%
Genesis Energy LP / Genesis Energy Finance Corp. 05/15/2033 8.00%	0.8%
Avaya Inc. 08/01/2028 1M SOFR + 7.50%	0.8%
Pluto Acquisition I, Inc. 09/20/2028 3M SOFR + 4.00%	0.8%
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 06/15/2030 9.00%	0.8%
Total % of Top 10 Holdings	8.4%

CREDIT QUALITY ALLOCATION

(as a % of Net Assets)

Value	Value
BBB	2.8%
BB	26.7%
B	42.0%
CCC	12.1%
CC	0.1%
D	0.4%
NR	7.4%
Cash and Equivalents	7.4%

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.

Ratings shown are a calculated average of bond ratings provided by third party, ratings agencies S&P, Moody’s and Fitch and range from AAA (highest) to D (lowest). Bonds with no third-party rating are designated Not Rated and do not necessarily indicate low credit quality. For such securities Brigade evaluates the credit quality. Credit ratings are subjective opinions of rating agencies and may be subject to change.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

BRIGADE HIGH INCOME FUND - INSTITUTIONAL CLASS

ANNUAL SHAREHOLDER REPORT | September 30, 2025

Phone: 212.745.9700

Distributor, ALPS Distributors, Inc.

02110A449–A–09302025

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.brigadefunds.com/resources.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 212.745.9700.

Carret Kansas Tax-Exempt Bond Fund

CLASS A : IKSTX

ANNUAL SHAREHOLDER REPORT | September 30, 2025

FUND OVERVIEW

This annual shareholder report contains important information about Carret Kansas Tax-Exempt Bond Fund - A for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at https://www.carret.com/kansas-tax-exempt-bond-fund. You can also request this information by contacting us at 888.266.8787.

WHAT WERE THE FUND'S COST FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Carret Kansas Tax-Exempt Bond Fund - A	$79	0.78%

HOW DID THE FUND PERFORM LAST YEAR?

For the 12 months ending September 30, 2025, the Carret Kansas Tax-Exempt Bond Fund returned 2.23% compared to a return of 1.39% for the Bloomberg Municipal Bond Index and a return of 3.50% for the Bloomberg 7 Year Municipal Bond. The return of the Fund was driven by relatively stable intermediate-duration interest rates combined with coupon-driven cash flows during the period between October 1st, 2024 and September 30th, 2025. The balance between supply and demand helped to offset the broad uncertainty of the macro and micro economies during the period. Additionally, the Fund’s high-quality focus, premium coupon bias, and intermediate-duration structure provided a cushion against market volatility.

HOW DID THE FUND PERFORM LAST 10 YEARS?

TOTAL RETURN BASED ON $10,000 INVESTMENT

Carret Kansas Tax-Exempt Bond Fund - A - NAV - $11,401
Carret Kansas Tax-Exempt Bond Fund - Class A - Load - $10,920
Bloomberg Municipal Bond Index - $12,601
Bloomberg US Municipal Bond: 7 Year (6-8) Index - $12,538
$15,000
$10,000
$5,000
9/30/2015
10/31/2015
4/30/2016
10/31/2016
4/30/2017
10/31/2017
3/31/2018
9/30/2018
3/31/2019
9/30/2019
3/31/2020
9/30/2020
3/31/2021
9/30/2021
3/31/2022
9/30/2022
3/31/2023
9/30/2023
3/31/2024
9/30/2024
3/31/2025
9/30/2025

	Carret Kansas Tax-Exempt Bond Fund - A - NAV - $11,401	Carret Kansas Tax-Exempt Bond Fund - Class A - Load - $10,920	Bloomberg Municipal Bond Index - $12,601	Bloomberg US Municipal Bond: 7 Year (6-8) Index - $12,538
9/30/2015	$10,000.00	$9,577.59	$10,000.00	$10,000.16
10/31/2015	$10,024.54	$9,601.09	$10,039.80	$10,055.71
4/30/2016	$10,240.86	$9,808.27	$10,396.31	$10,347.75
10/31/2016	$10,265.76	$9,832.12	$10,447.22	$10,380.65
4/30/2017	$10,220.88	$9,789.13	$10,411.29	$10,368.97
10/31/2017	$10,332.55	$9,896.09	$10,676.26	$10,559.93
3/31/2018	$10,277.74	$9,843.59	$10,611.09	$10,402.58
9/30/2018	$10,280.30	$9,846.05	$10,687.38	$10,491.51
3/31/2019	$10,640.71	$10,191.23	$11,182.48	$10,991.43
9/30/2019	$10,948.84	$10,486.34	$11,601.21	$11,317.09
3/31/2020	$11,071.35	$10,603.68	$11,612.89	$11,311.36
9/30/2020	$11,376.88	$10,896.31	$12,075.92	$11,857.78
3/31/2021	$11,437.08	$10,953.97	$12,252.56	$11,944.08
9/30/2021	$11,496.00	$11,010.40	$12,393.27	$12,026.56
3/31/2022	$10,870.49	$10,411.31	$11,704.98	$11,364.77
9/30/2022	$10,149.19	$9,720.48	$10,967.97	$10,931.36
3/31/2023	$10,841.58	$10,383.61	$11,735.21	$11,592.92
9/30/2023	$10,282.77	$9,848.41	$11,260.14	$11,175.00
3/31/2024	$10,935.56	$10,473.62	$12,102.11	$11,841.33
9/30/2024	$11,152.20	$10,681.12	$12,428.01	$12,116.44
3/31/2025	$11,064.53	$10,597.15	$12,249.71	$12,048.50
9/30/2025	$11,401.43	$10,919.81	$12,601.08	$12,537.69

AVERAGE ANNUAL TOTAL RETURNS

Class A	1 Year	5 Year	10 Year
Carret Kansas Tax-Exempt Bond Fund - Class A - NAV	2.23%	0.04%	1.32%
Carret Kansas Tax-Exempt Bond Fund - Class A - Load	-2.07%	-0.83%	0.88%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
Bloomberg US Municipal Bond: 7 Year (6-8) Index	3.50%	1.12%	2.29%

FUND STATISTICS

  Total Net Assets$125,226,940
  # of Portfolio Holdings166
  Portfolio Turnover Rate10%
  Advisory Fees Paid$156,892

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The "Average Annual Total Returns" table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Call 888.266.8787 for current month-end performance.

WHAT DID THE FUND INVEST IN?

MATURITY WEIGHTINGS

(as a % of Net Assets)

Value	Value
5-10 Yr	44.1%
> 10 Yr	29.0%
3-5 Yr	17.6%
1-3 Yr	8.2%
&lt; 1 Yr	0.5%

SECTOR WEIGHTINGS

(as a % of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.57%
Health Care	1.08%
Public Services	1.36%
Utilities	9.77%
Transportation	10.11%
Education	36.80%
General Obligation	39.69%

TOP TEN HOLDINGS

(as a % of Net Assets)

Top 10%
State of Kansas Department of Transportation 09/01/2031 5.00%	1.67%
State of Kansas Department of Transportation 09/01/2034 5.00%	1.66%
Allen County Unified School District No 257 09/01/2043 3.00%	1.54%
Kansas Development Finance Authority 05/01/2042 5.00%	1.29%
State of Kansas Department of Transportation 09/01/2028 5.00%	1.25%
City of Lenexa KS 09/01/2033 3.00%	1.25%
County of Johnson KS 09/01/2035 4.00%	1.23%
Douglas County Unified School District No 497 Lawrence 09/01/2031 4.00%	1.22%
Johnson County Public Building Commission 09/01/2031 4.00%	1.21%
Johnson County Unified School District No 229 Blue Valley 10/01/2040 4.00%	1.21%
Total % of Top 10 Holdings	13.53%

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.carret.com/kansas-tax-exempt-bond-fund.

Distributor, ALPS Distributors, Inc.

Phone: 888.266.8787

Email: info@carret.com

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 888.266.8787.

CARRET KANSAS TAX-EXEMPT BOND FUND - CLASS A

ANNUAL SHAREHOLDER REPORT | September 30, 2025

02110A530–A–09302025

Carret Kansas Tax-Exempt Bond Fund

INSTITUTIONAL : SEKSX

ANNUAL SHAREHOLDER REPORT | September 30, 2025

FUND OVERVIEW

This annual shareholder report contains important information about Carret Kansas Tax-Exempt Bond Fund - Institutional for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at https://www.carret.com/kansas-tax-exempt-bond-fund. You can also request this information by contacting us at 888.266.8787.

WHAT WERE THE FUND'S COST FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Carret Kansas Tax-Exempt Bond Fund - Institutional	$49	0.48%

HOW DID THE FUND PERFORM LAST YEAR?

For the 12 months ending September 30, 2025, the Carret Kansas Tax-Exempt Bond Fund returned 2.31% compared to a return of 1.39% for the Bloomberg Municipal Bond Index and a return of 3.50% for the Bloomberg 7 Year Municipal Bond. The return of the Fund was driven by relatively stable intermediate-duration interest rates combined with coupon-driven cash flows during the period between October 1st, 2024 and September 30th, 2025. The balance between supply and demand helped to offset the broad uncertainty of the macro and micro economies during the period. Additionally, the Fund’s high-quality focus, premium coupon bias, and intermediate-duration structure provided a cushion against market volatility.

HOW DID THE FUND PERFORM LAST 10 YEARS?

TOTAL RETURN BASED ON $3,000,000 INVESTMENT

Carret Kansas Tax-Exempt Bond Fund - Institutional - $3,513,932
Bloomberg Municipal Bond Index - $3,780,323
Bloomberg US Municipal Bond: 7 Year (6-8) Index - $3,761,246
$3,795,000
$3,635,000
$3,475,000
$3,315,000
$3,155,000
$2,995,000
9/30/2015
10/31/2015
4/30/2016
10/31/2016
4/30/2017
10/31/2017
3/31/2018
9/30/2018
3/31/2019
9/30/2019
3/31/2020
9/30/2020
3/31/2021
9/30/2021
3/31/2022
9/30/2022
3/31/2023
9/30/2023
3/31/2024
9/30/2024
3/31/2025
9/30/2025

	Carret Kansas Tax-Exempt Bond Fund - Institutional - $3,513,932	Bloomberg Municipal Bond Index - $3,780,323	Bloomberg US Municipal Bond: 7 Year (6-8) Index - $3,761,246
9/30/2015	$3,000,000.00	$3,000,000.00	$2,999,999.94
10/31/2015	$3,007,296.07	$3,011,938.79	$3,016,663.83
4/30/2016	$3,078,073.07	$3,118,891.59	$3,104,274.38
10/31/2016	$3,091,597.19	$3,134,166.63	$3,114,143.98
4/30/2017	$3,084,028.91	$3,123,385.87	$3,110,639.56
10/31/2017	$3,123,848.18	$3,202,876.71	$3,167,926.13
3/31/2018	$3,112,291.62	$3,183,327.97	$3,120,723.71
9/30/2018	$3,119,057.48	$3,206,212.95	$3,147,400.23
3/31/2019	$3,229,440.20	$3,354,744.73	$3,297,375.20
9/30/2019	$3,330,304.61	$3,480,363.95	$3,395,069.90
3/31/2020	$3,371,761.57	$3,483,865.63	$3,393,353.45
9/30/2020	$3,469,140.07	$3,622,774.69	$3,557,274.59
3/31/2021	$3,491,848.68	$3,675,768.58	$3,583,164.40
9/30/2021	$3,514,234.79	$3,717,981.71	$3,607,909.91
3/31/2022	$3,327,183.12	$3,511,493.04	$3,409,373.67
9/30/2022	$3,110,319.82	$3,290,391.07	$3,279,352.45
3/31/2023	$3,326,640.88	$3,520,564.31	$3,477,817.18
9/30/2023	$3,159,157.57	$3,378,043.29	$3,352,444.69
3/31/2024	$3,363,798.66	$3,630,632.78	$3,552,339.79
9/30/2024	$3,434,729.99	$3,728,404.02	$3,634,872.51
3/31/2025	$3,405,617.18	$3,674,913.84	$3,614,489.64
9/30/2025	$3,513,932.37	$3,780,322.59	$3,761,246.26

AVERAGE ANNUAL TOTAL RETURNS

Institutional	1 Year	5 Year	10 Year
Carret Kansas Tax-Exempt Bond Fund - Institutional	2.31%	0.26%	1.59%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
Bloomberg US Municipal Bond: 7 Year (6-8) Index	3.50%	1.12%	2.29%

FUND STATISTICS

  Total Net Assets$125,226,940
  # of Portfolio Holdings166
  Portfolio Turnover Rate10%
  Advisory Fees Paid$156,892

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The "Average Annual Total Returns" table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Call 888.266.8787 for current month-end performance.

WHAT DID THE FUND INVEST IN?

MATURITY WEIGHTINGS

(as a % of Net Assets)

Value	Value
5-10 Yr	44.1%
> 10 Yr	29.0%
3-5 Yr	17.6%
1-3 Yr	8.2%
&lt; 1 Yr	0.5%

SECTOR WEIGHTINGS

(as a % of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.57%
Health Care	1.08%
Public Services	1.36%
Utilities	9.77%
Transportation	10.11%
Education	36.80%
General Obligation	39.69%

TOP TEN HOLDINGS

(as a % of Net Assets)

Top 10%
State of Kansas Department of Transportation 09/01/2031 5.00%	1.67%
State of Kansas Department of Transportation 09/01/2034 5.00%	1.66%
Allen County Unified School District No 257 09/01/2043 3.00%	1.54%
Kansas Development Finance Authority 05/01/2042 5.00%	1.29%
State of Kansas Department of Transportation 09/01/2028 5.00%	1.25%
City of Lenexa KS 09/01/2033 3.00%	1.25%
County of Johnson KS 09/01/2035 4.00%	1.23%
Douglas County Unified School District No 497 Lawrence 09/01/2031 4.00%	1.22%
Johnson County Public Building Commission 09/01/2031 4.00%	1.21%
Johnson County Unified School District No 229 Blue Valley 10/01/2040 4.00%	1.21%
Total % of Top 10 Holdings	13.53%

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.carret.com/kansas-tax-exempt-bond-fund.

Distributor, ALPS Distributors, Inc.

Phone: 888.266.8787

Email: info@carret.com

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 888.266.8787.

CARRET KANSAS TAX-EXEMPT BOND FUND - INSTITUTIONAL

ANNUAL SHAREHOLDER REPORT | September 30, 2025

02110A522–A–09302025

CLARKSTON FOUNDERS FUND

Founders Class: CFMDX

Annual Shareholder Report - September 30, 2025

FUND OVERVIEW

This annual shareholder report contains important information about Clarkston Founders Fund - Founders Class for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at https://www.clarkstonfunds.com/literature/clarkston-founders-fund. You can also request this information by contacting us at 844.680.6562.

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Clarkston Founders Fund - Founders Class	$81	0.80%

HOW DID THE FUND PERFORM LAST YEAR?

During the fiscal year ended September 30, 2025, the Fund’s Founders Class had a return of 3.72% compared to 11.11% for the Russell Midcap® Index and 17.41% for the Russell® 3000 Index.

Three largest contributors to the Fund’s performance for the period:

  Warner Bros. Discovery, Inc. (WBD), a company that operates as a media and entertainment company worldwide.

  Affiliated Managers Group (AMG), a strategic investor and partner to a wide variety of independent investment management firms for over 30 years.

  LPL Financial Holdings Inc. (LPLA), a provider of an integrated platform of brokerage and investment advisory services to independent financial advisors and financial advisors at institutions in the United States.

Three largest detractors from the Fund’s performance for the period:

  Clarivate PLC (CLVT), an analytics company that operates a collection of subscription-based services in the areas of bibliometrics and scientometrics, business and market intelligence, and competitive profiling.

  Avantor, Inc. (AVTR), a company that engages in the provision of products and services to customers in the biopharma, healthcare, education and government, advanced technologies, and applied materials industries.

  Molson Coors Beverage Company (TAP), a company that manufactures, markets, and sells beer and other malt beverage products in the Americas, Europe, the Middle East, Africa, and the Asia Pacific.

HOW DID THE FUND PERFORM SINCE INCEPTION?

TOTAL RETURN BASED ON $10,000 INVESTMENT

Clarkston Founders Fund - Founders - $11,714
Russell 3000® Index - $17,055
Russell Midcap® Index - $13,994
$20,000
$15,000
$10,000
$5,000
$0
2/16/2021
3/31/2021
9/30/2021
3/31/2022
9/30/2022
3/31/2023
9/30/2023
3/31/2024
9/30/2024
3/31/2025
9/30/2025

	Clarkston Founders Fund - Founders - $11,714	Russell 3000® Index - $17,055	Russell Midcap® Index - $13,994
2/16/2021	$10,000.00	$10,000.00	$10,000.01
3/31/2021	$10,366.20	$10,014.44	$9,999.73
9/30/2021	$9,709.86	$10,828.58	$10,650.09
3/31/2022	$10,287.35	$11,208.59	$10,691.83
9/30/2022	$8,871.31	$8,919.79	$8,584.62
3/31/2023	$9,916.10	$10,246.88	$9,752.87
9/30/2023	$9,723.29	$10,744.89	$9,738.90
3/31/2024	$11,119.15	$13,248.53	$11,932.23
9/30/2024	$11,294.20	$14,526.40	$12,595.16
3/31/2025	$11,150.97	$14,204.94	$12,241.84
9/30/2025	$11,713.79	$17,055.31	$13,994.16

AVERAGE ANNUAL TOTAL RETURNS

Founders	1 Year	Since Inception
Clarkston Founders Fund - Founders Class (Incept. February 16, 2021)	3.72%	3.48%
Russell 3000® Index	17.41%	12.25%
Russell Midcap® Index	11.11%	7.55%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 844.680.6562 for current month-end performance.

FUND STATISTICS

  Total Net Assets$785,907,367
  # of Portfolio Holdings (excluding cash)30
  Portfolio Turnover Rate27%
  Advisory Fees Paid$5,594,699

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

AVAILABILITY OF ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.clarkstonfunds.com/literature/clarkston-founders-fund.

SECTOR WEIGHTINGS (as a % of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	4.01%
Basic Materials	0.82%
Utilities	3.65%
Consumer Discretionary	7.42%
Technology	10.67%
Industrials	13.42%
Health Care	17.66%
Financials	18.15%
Consumer Staples	24.20%

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 844.680.6562.

DISCLOSURES

FTSE Russell (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. You cannot invest directly in an index.

TOP TEN HOLDINGS (as a % of Net Assets)

Top 10%
Affiliated Managers Group, Inc.	7.31%
Post Holdings, Inc.	7.25%
Clarivate PLC	6.61%
Avantor, Inc.	5.22%
Warner Bros. Discovery, Inc.	4.31%
Lamb Weston Holdings, Inc.	3.88%
US Foods Holding Corp.	3.75%
Willis Towers Watson PLC	3.74%
FedEx Corp.	3.66%
GFL Environmental Inc.	3.65%
Total % of Top 10 Holdings	49.38%

Clarkston Founders Fund - Founders Class : CFMDX

Annual Shareholder Report - September 30, 2025

Distributor, ALPS Distributors, Inc.

Phone: 844.680.6562

02110A498–A–09302025

CLARKSTON FOUNDERS FUND

Institutional Class: CIMDX

Annual Shareholder Report - September 30, 2025

FUND OVERVIEW

This annual shareholder report contains important information about Clarkston Founders Fund - Institutional Class for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at https://www.clarkstonfunds.com/literature/clarkston-founders-fund. You can also request this information by contacting us at 844.680.6562.

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Clarkston Founders Fund - Institutional Class	$92	0.90%

HOW DID THE FUND PERFORM LAST YEAR?

During the fiscal year ended September 30, 2025, the Fund’s Institutional Class had a return of 3.69% compared to 11.11% for the Russell Midcap® Index and 17.41% for the Russell® 3000 Index.

Three largest contributors to the Fund’s performance for the period:

  Warner Bros. Discovery, Inc. (WBD), a company that operates as a media and entertainment company worldwide.

  Affiliated Managers Group (AMG), a strategic investor and partner to a wide variety of independent investment management firms for over 30 years.

  LPL Financial Holdings Inc. (LPLA), a provider of an integrated platform of brokerage and investment advisory services to independent financial advisors and financial advisors at institutions in the United States.

Three largest detractors from the Fund’s performance for the period:

  Clarivate PLC (CLVT), an analytics company that operates a collection of subscription-based services in the areas of bibliometrics and scientometrics, business and market intelligence, and competitive profiling.

  Avantor, Inc. (AVTR), a company that engages in the provision of products and services to customers in the biopharma, healthcare, education and government, advanced technologies, and applied materials industries.

  Molson Coors Beverage Company (TAP), a company that manufactures, markets, and sells beer and other malt beverage products in the Americas, Europe, the Middle East, Africa, and the Asia Pacific.

HOW DID THE FUND PERFORM SINCE INCEPTION?

TOTAL RETURN BASED ON $10,000 INVESTMENT

Clarkston Founders Fund - Institutional - $19,429
Russell 3000® Index - $32,318
Russell Midcap® Index - $24,347
$40,000
$30,000
$20,000
$10,000
$0
1/31/2017
3/31/2017
9/30/2017
3/31/2018
9/30/2018
3/31/2019
9/30/2019
3/31/2020
9/30/2020
3/31/2021
9/30/2021
3/31/2022
9/30/2022
3/31/2023
9/30/2023
3/31/2024
9/30/2024
3/31/2025
9/30/2025

	Clarkston Founders Fund - Institutional - $19,429	Russell 3000® Index - $32,318	Russell Midcap® Index - $24,347
1/31/2017	$10,000.00	$10,000.00	$10,000.00
3/31/2017	$10,270.00	$10,378.98	$10,266.89
9/30/2017	$10,640.00	$11,180.72	$10,910.60
3/31/2018	$11,084.57	$11,812.65	$11,519.28
9/30/2018	$11,385.78	$13,146.27	$12,435.94
3/31/2019	$11,364.13	$12,848.21	$12,264.58
9/30/2019	$11,990.90	$13,529.83	$12,832.06
3/31/2020	$10,244.09	$11,675.76	$10,019.36
9/30/2020	$13,110.31	$15,559.49	$13,416.23
3/31/2021	$17,258.65	$18,976.41	$17,397.37
9/30/2021	$16,165.93	$20,519.14	$18,528.86
3/31/2022	$17,110.29	$21,239.23	$18,601.47
9/30/2022	$14,753.59	$16,902.16	$14,935.38
3/31/2023	$16,475.41	$19,416.87	$16,967.88
9/30/2023	$16,154.61	$20,360.55	$16,943.58
3/31/2024	$18,459.07	$25,104.70	$20,759.50
9/30/2024	$18,738.58	$27,526.15	$21,912.85
3/31/2025	$18,493.42	$26,917.01	$21,298.16
9/30/2025	$19,429.21	$32,318.20	$24,346.82

AVERAGE ANNUAL TOTAL RETURNS

Institutional	1 Year	5 Year	Since Inception
Clarkston Founders Fund - Institutional Class (Incept. January 31, 2017)	3.69%	8.19%	7.97%
Russell 3000® Index	17.41%	15.74%	14.50%
Russell Midcap® Index	11.11%	12.66%	10.82%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 844.680.6562 for current month-end performance.

FUND STATISTICS

  Total Net Assets$785,907,367
  # of Portfolio Holdings (excluding cash)30
  Portfolio Turnover Rate27%
  Advisory Fees Paid$5,594,699

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

AVAILABILITY OF ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.clarkstonfunds.com/literature/clarkston-founders-fund.

SECTOR WEIGHTINGS (as a % of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	4.01%
Basic Materials	0.82%
Utilities	3.65%
Consumer Discretionary	7.42%
Technology	10.67%
Industrials	13.42%
Health Care	17.66%
Financials	18.15%
Consumer Staples	24.20%

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 844.680.6562.

DISCLOSURES

FTSE Russell (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. You cannot invest directly in an index.

TOP TEN HOLDINGS (as a % of Net Assets)

Top 10%
Affiliated Managers Group, Inc.	7.31%
Post Holdings, Inc.	7.25%
Clarivate PLC	6.61%
Avantor, Inc.	5.22%
Warner Bros. Discovery, Inc.	4.31%
Lamb Weston Holdings, Inc.	3.88%
US Foods Holding Corp.	3.75%
Willis Towers Watson PLC	3.74%
FedEx Corp.	3.66%
GFL Environmental Inc.	3.65%
Total % of Top 10 Holdings	49.38%

Clarkston Founders Fund - Institutional Class : CIMDX

Annual Shareholder Report - September 30, 2025

Distributor, ALPS Distributors, Inc.

Phone: 844.680.6562

02110A647–A–09302025

CLARKSTON FUND

Institutional Class: CILGX

Annual Shareholder Report - September 30, 2025

FUND OVERVIEW

This annual shareholder report contains important information about Clarkston Fund Institutional Class for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at https://www.clarkstonfunds.com/literature/clarkston-fund. You can also request this information by contacting us at 844.680.6562.

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Clarkston Fund - Institutional Class	$66	0.65%

HOW DID THE FUND PERFORM LAST YEAR?

During the fiscal year ended September 30, 2025, the Fund’s Institutional Class had a return of 2.46% compared to 17.75% for the Russell 1000® Index and 17.41% for the Russell® 3000 Index.

Three largest contributors to the Fund’s performance for the period:

  Warner Bros. Discovery, Inc. (WBD), a company that operates as a media and entertainment company worldwide.

  Affiliated Managers Group (AMG), a strategic investor and partner to a wide variety of independent investment management firms for over 30 years.

  The Charles Schwab Corporation (SCHW), a company that operates as a savings and loan holding company that provides wealth management, securities brokerage, banking, asset management, custody, and financial advisory services in the United States and internationally.

Three largest detractors from the Fund’s performance for the period:

  Clarivate PLC (CLVT), an analytics company that operates a collection of subscription-based services in the areas of bibliometrics and scientometrics, business and market intelligence, and competitive profiling.

  Avantor, Inc. (AVTR), a company that engages in the provision of products and services to customers in the biopharma, healthcare, education and government, advanced technologies, and applied materials industries.

  ICON Public Limited Company (ICON), a clinical research organization that provides outsourced development and commercialization services in Europe, the United States, and internationally.

HOW DID THE FUND PERFORM SINCE INCEPTION?

TOTAL RETURN BASED ON $10,000 INVESTMENT

Clarkston Fund - $21,826
Russell 3000® Index - $36,549
Russell 1000® Index - $37,440
$40,000
$30,000
$20,000
$10,000
$0
4/1/2016
9/30/2016
3/31/2017
9/30/2017
3/31/2018
9/30/2018
3/31/2019
9/30/2019
3/31/2020
9/30/2020
3/31/2021
9/30/2021
3/31/2022
9/30/2022
3/31/2023
9/30/2023
3/31/2024
9/30/2024
3/31/2025
9/30/2025

	Clarkston Fund - $21,826	Russell 3000® Index - $36,549	Russell 1000® Index - $37,440
4/1/2016	$10,000.00	$10,000.00	$10,000.00
9/30/2016	$10,520.00	$10,651.67	$10,602.18
3/31/2017	$11,271.84	$11,737.55	$11,671.67
9/30/2017	$11,585.22	$12,644.23	$12,567.65
3/31/2018	$11,726.63	$13,358.88	$13,303.22
9/30/2018	$12,279.68	$14,867.07	$14,800.28
3/31/2019	$12,661.47	$14,530.00	$14,540.54
9/30/2019	$13,620.34	$15,300.84	$15,373.48
3/31/2020	$10,996.41	$13,204.07	$13,373.48
9/30/2020	$13,731.26	$17,596.17	$17,835.26
3/31/2021	$18,393.09	$21,460.36	$21,476.10
9/30/2021	$17,862.05	$23,205.03	$23,357.70
3/31/2022	$18,728.70	$24,019.37	$24,325.99
9/30/2022	$15,301.96	$19,114.60	$19,336.61
3/31/2023	$18,053.88	$21,958.47	$22,284.19
9/30/2023	$17,909.66	$23,025.67	$23,434.76
3/31/2024	$21,233.99	$28,390.82	$28,940.02
9/30/2024	$21,301.83	$31,129.23	$31,796.23
3/31/2025	$20,785.56	$30,440.35	$31,203.36
9/30/2025	$21,825.52	$36,548.53	$37,439.54

AVERAGE ANNUAL TOTAL RETURNS

Institutional	1 Year	5 Year	Since Inception
Clarkston Fund - Institutional Class (Incept. April 1, 2016)	2.46%	9.71%	8.56%
Russell 3000® Index	17.41%	15.74%	14.62%
Russell 1000® Index	17.75%	15.99%	14.91%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 844.680.6562 for current month-end performance.

FUND STATISTICS

  Total Net Assets$179,685,774
  # of Portfolio Holdings (excluding cash)29
  Portfolio Turnover Rate25%
  Advisory Fees Paid$750,590

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

AVAILABILITY OF ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.clarkstonfunds.com/literature/clarkston-fund.

SECTOR WEIGHTINGS (as a % of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	6.15%
Basic Materials	0.82%
Telecommunications	2.97%
Technology	8.05%
Consumer Discretionary	8.97%
Industrials	16.30%
Financials	16.43%
Health Care	16.90%
Consumer Staples	23.41%

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 844.680.6562.

DISCLOSURES

FTSE Russell (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. You cannot invest directly in an index.

TOP TEN HOLDINGS (as a % of Net Assets)

Top 10%
Affiliated Managers Group, Inc.	6.24%
Post Holdings, Inc.	6.10%
Clarivate PLC	5.85%
Avantor, Inc.	5.80%
Warner Bros. Discovery, Inc.	5.33%
IQVIA Holdings, Inc.	4.86%
Anheuser-Busch InBev SA/NV - ADR	4.55%
Lamb Weston Holdings, Inc.	3.88%
FedEx Corp.	3.87%
US Foods Holding Corp.	3.84%
Total % of Top 10 Holdings	50.32%

Clarkston Fund - Institutional Class : CILGX

Annual Shareholder Report - September 30, 2025

Distributor, ALPS Distributors, Inc.

Phone: 844.680.6562

02110A662–A–09302025

CLARKSTON PARTNERS FUND

Founders Class: CFSMX

Annual Shareholder Report - September 30, 2025

FUND OVERVIEW

This annual shareholder report contains important information about Clarkston Partners Fund - Founders Class for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at https://www.clarkstonfunds.com/literature/clarkston-partners-fund. You can also request this information by contacting us at 844.680.6562.

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Clarkston Partners Fund - Founders Class	$82	0.85%

HOW DID THE FUND PERFORM LAST YEAR?

During the fiscal year ended September 30, 2025, the Fund’s Founders Class had a return of -7.35% compared to 10.16% for the Russell 2500TM Index and 17.41% for the Russell® 3000 Index.

Three largest contributors to the Fund’s performance for the period:

  Affiliated Managers Group (AMG), a strategic investor and partner to a wide variety of independent investment management firms for over 30 years.

  LPL Financial Holdings Inc. (LPLA), a provider of an integrated platform of brokerage and investment advisory services to independent financial advisors and financial advisors at institutions in the United States.

  US Foods Holding Corp. (USFD), one of America’s largest food distribution companies, serving approximately 250,000 restaurants and foodservice operators across the country.

Three largest detractors from the Fund’s performance for the period:

  Clarivate PLC (CLVT), an analytics company that operates a collection of subscription-based services in the areas of bibliometrics and scientometrics, business and market intelligence, and competitive profiling.

  Avantor, Inc. (AVTR), a company that engages in the provision of products and services to customers in the biopharma, healthcare, education and government, advanced technologies, and applied materials industries.

  Cable One (CABO), a broadband communications provider to residential and business customers.

HOW DID THE FUND PERFORM LAST 10 YEARS?

TOTAL RETURN BASED ON $10,000 INVESTMENT

Clarkston Partners Fund - Founders - $20,439
Russell 3000® Index - $39,447
Russell 2500™ Index - $27,187
$40,000
$30,000
$20,000
$10,000
$0
9/30/2015
3/31/2016
9/30/2016
3/31/2017
9/30/2017
3/31/2018
9/30/2018
3/31/2019
9/30/2019
3/31/2020
9/30/2020
3/31/2021
9/30/2021
3/31/2022
9/30/2022
3/31/2023
9/30/2023
3/31/2024
9/30/2024
3/31/2025
9/30/2025

	Clarkston Partners Fund - Founders - $20,439	Russell 3000® Index - $39,447	Russell 2500™ Index - $27,187
9/30/2015	$10,000.00	$10,000.00	$10,000.00
3/31/2016	$10,739.52	$10,729.87	$10,368.36
9/30/2016	$11,472.69	$11,496.41	$11,443.54
3/31/2017	$12,310.22	$12,668.39	$12,600.54
9/30/2017	$12,947.68	$13,646.98	$13,479.70
3/31/2018	$13,608.38	$14,418.31	$14,151.97
9/30/2018	$14,074.34	$16,046.11	$15,662.45
3/31/2019	$13,905.48	$15,682.30	$14,786.45
9/30/2019	$14,564.94	$16,514.28	$15,029.03
3/31/2020	$12,191.02	$14,251.22	$11,463.72
9/30/2020	$14,881.77	$18,991.64	$15,362.53
3/31/2021	$20,750.11	$23,162.28	$21,712.34
9/30/2021	$19,267.96	$25,045.30	$22,280.01
3/31/2022	$20,423.43	$25,924.22	$21,786.44
9/30/2022	$18,051.20	$20,630.48	$17,577.26
3/31/2023	$19,789.89	$23,699.88	$19,523.03
9/30/2023	$19,355.90	$24,851.73	$19,560.71
3/31/2024	$21,970.39	$30,642.36	$23,707.10
9/30/2024	$22,060.56	$33,597.94	$24,679.11
3/31/2025	$20,712.50	$32,854.43	$22,969.73
9/30/2025	$20,439.17	$39,447.02	$27,186.56

AVERAGE ANNUAL TOTAL RETURNS

Founders	1 Year	5 Year	10 Year
Clarkston Partners Fund - Founders Class (Incept. September 15, 2015)	-7.35%	6.55%	7.41%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2500™ Index	10.16%	12.09%	10.52%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 844.680.6562 for current month-end performance.

FUND STATISTICS

  Total Net Assets$899,523,616
  # of Portfolio Holdings (excluding cash)27
  Portfolio Turnover Rate28%
  Advisory Fees Paid$8,052,728

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

AVAILABILITY OF ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.clarkstonfunds.com/literature/clarkston-partners-fund.

SECTOR WEIGHTINGS (as a % of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	1.61%
Utilities	3.82%
Consumer Discretionary	6.81%
Technology	9.12%
Industrials	11.74%
Health Care	16.33%
Financials	18.94%
Consumer Staples	31.63%

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 844.680.6562.

DISCLOSURES

FTSE Russell (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. You cannot invest directly in an index.

TOP TEN HOLDINGS (as a % of Net Assets)

Top 10%
Post Holdings, Inc.	9.08%
Affiliated Managers Group, Inc.	8.35%
Clarivate PLC	6.93%
LPL Financial Holdings Inc.	5.29%
Avantor, Inc.	5.13%
Molson Coors Beverage Co.	4.35%
Energizer Holdings, Inc.	4.07%
US Foods Holding Corp.	4.00%
Lamb Weston Holdings, Inc.	3.87%
GFL Environmental Inc.	3.82%
Total % of Top 10 Holdings	54.89%

Clarkston Partners Fund - Founders Class : CFSMX

Annual Shareholder Report - September 30, 2025

Distributor, ALPS Distributors, Inc.

Phone: 844.680.6562

02110A670–A–09302025

CLARKSTON PARTNERS FUND

Institutional Class: CISMX

Annual Shareholder Report - September 30, 2025

FUND OVERVIEW

This annual shareholder report contains important information about Clarkston Partners Fund - Institutional Class for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at https://www.clarkstonfunds.com/literature/clarkston-partners-fund. You can also request this information by contacting us at 844.680.6562.

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Clarkston Partners Fund - Institutional Class	$91	0.94%

HOW DID THE FUND PERFORM LAST YEAR?

During the fiscal year ended September 30, 2025, the Fund’s Institutional Class had a return of -7.45% compared to 10.16% for the Russell 2500TM Index and 17.41% for the Russell® 3000 Index.

Three largest contributors to the Fund’s performance for the period:

  Affiliated Managers Group (AMG), a strategic investor and partner to a wide variety of independent investment management firms for over 30 years.

  LPL Financial Holdings Inc. (LPLA), a provider of an integrated platform of brokerage and investment advisory services to independent financial advisors and financial advisors at institutions in the United States.

  US Foods Holding Corp. (USFD), one of America’s largest food distribution companies, serving approximately 250,000 restaurants and foodservice operators across the country.

Three largest detractors from the Fund’s performance for the period:

  Clarivate PLC (CLVT), an analytics company that operates a collection of subscription-based services in the areas of bibliometrics and scientometrics, business and market intelligence, and competitive profiling.

  Avantor, Inc. (AVTR), a company that engages in the provision of products and services to customers in the biopharma, healthcare, education and government, advanced technologies, and applied materials industries.

  Cable One (CABO), a broadband communications provider to  residential and business customers.

HOW DID THE FUND PERFORM LAST 10 YEARS?

TOTAL RETURN BASED ON $25,000 INVESTMENT

Clarkston Partners Fund - Institutional - $50,550
Russell 3000® Index - $98,618
Russell 2500™ Index - $67,966
$100,000
$75,000
$50,000
$25,000
$0
9/30/2015
3/31/2016
9/30/2016
3/31/2017
9/30/2017
3/31/2018
9/30/2018
3/31/2019
9/30/2019
3/31/2020
9/30/2020
3/31/2021
9/30/2021
3/31/2022
9/30/2022
3/31/2023
9/30/2023
3/31/2024
9/30/2024
3/31/2025
9/30/2025

	Clarkston Partners Fund - Institutional - $50,550	Russell 3000® Index - $98,618	Russell 2500™ Index - $67,966
9/30/2015	$25,000.00	$25,000.00	$25,000.00
3/31/2016	$26,810.25	$26,824.68	$25,920.89
9/30/2016	$28,616.52	$28,741.02	$28,608.84
3/31/2017	$30,697.80	$31,670.99	$31,501.36
9/30/2017	$32,264.02	$34,117.47	$33,699.25
3/31/2018	$33,901.09	$36,045.77	$35,379.92
9/30/2018	$35,011.73	$40,115.27	$39,156.12
3/31/2019	$34,600.86	$39,205.76	$36,966.11
9/30/2019	$36,218.78	$41,285.70	$37,572.58
3/31/2020	$30,309.77	$35,628.07	$28,659.30
9/30/2020	$36,966.73	$47,479.11	$38,406.31
3/31/2021	$51,506.17	$57,905.70	$54,280.86
9/30/2021	$47,807.51	$62,613.27	$55,700.02
3/31/2022	$50,671.63	$64,810.58	$54,466.09
9/30/2022	$44,753.78	$51,576.22	$43,943.15
3/31/2023	$49,041.95	$59,249.73	$48,807.57
9/30/2023	$47,958.55	$62,129.33	$48,901.77
3/31/2024	$54,391.58	$76,605.91	$59,267.75
9/30/2024	$54,616.65	$83,994.86	$61,697.77
3/31/2025	$51,270.14	$82,136.09	$57,424.31
9/30/2025	$50,550.16	$98,617.57	$67,966.40

AVERAGE ANNUAL TOTAL RETURNS

Institutional	1 Year	5 Year	10 Year
Clarkston Partners Fund - Institutional Class (Incept. September 15, 2015)	-7.45%	6.46%	7.29%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2500™ Index	10.16%	12.09%	10.52%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 844.680.6562 for current month-end performance.

FUND STATISTICS

  Total Net Assets$899,523,616
  # of Portfolio Holdings (excluding cash)27
  Portfolio Turnover Rate28%
  Advisory Fees Paid$8,052,728

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

AVAILABILITY OF ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.clarkstonfunds.com/literature/clarkston-partners-fund.

SECTOR WEIGHTINGS (as a % of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	1.61%
Utilities	3.82%
Consumer Discretionary	6.81%
Technology	9.12%
Industrials	11.74%
Health Care	16.33%
Financials	18.94%
Consumer Staples	31.63%

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 844.680.6562.

DISCLOSURES

FTSE Russell (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. You cannot invest directly in an index.

TOP TEN HOLDINGS (as a % of Net Assets)

Top 10%
Post Holdings, Inc.	9.08%
Affiliated Managers Group, Inc.	8.35%
Clarivate PLC	6.93%
LPL Financial Holdings Inc.	5.29%
Avantor, Inc.	5.13%
Molson Coors Beverage Co.	4.35%
Energizer Holdings, Inc.	4.07%
US Foods Holding Corp.	4.00%
Lamb Weston Holdings, Inc.	3.87%
GFL Environmental Inc.	3.82%
Total % of Top 10 Holdings	54.89%

Clarkston Partners Fund - Institutional Class : CISMX

Annual Shareholder Report - September 30, 2025

Distributor, ALPS Distributors, Inc.

Phone: 844.680.6562

02110A688–A–09302025

Hillman Value Fund

HCMAX

ANNUAL SHAREHOLDER REPORT - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Hillman Value Fund for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at https://hcmfunds.com/resources. You can also request this information by contacting us at 1-855-400-5944.

What were the Fund’s cost for the last year?

(based on a hypothetical $10,000 investment)

FUND NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Hillman Value Fund	$97	0.95%

How did the Fund perform last year?

For the year ended September 30, 2025, the Hillman Value Fund returned 3.64% versus a return of 9.44% for the Russell 1000 Value Total Return Index. The Fund benefitted from strong performance in the Communication Services, Information Technology, Industrials, and Financials Sectors, while investments in the Consumer Staples, Materials, Health Care, and Consumer Discretionary sectors weighed on performance. The premiums generated from option writing nominally benefited performance.

How has the Fund performed last 10 years?

TOTAL RETURN BASED ON $10,000 INVESTMENT

Hillman Value Fund - $30,416
FT Wilshire 5000 Index - TR - $40,083
Russell 1000® Value Index TR - $27,692
$50,000
$40,000
$30,000
$20,000
$10,000
$40,082.56
$30,416.07
$27,691.87
9/30/2015
3/31/2016
9/30/2016
3/31/2017
9/30/2017
3/31/2018
9/30/2018
3/31/2019
9/30/2019
3/31/2020
9/30/2020
3/31/2021
9/30/2021
3/31/2022
9/30/2022
3/31/2023
9/30/2023
3/31/2024
9/30/2024
3/31/2025
9/30/2025

	Hillman Value Fund - $30,416	FT Wilshire 5000 Index - TR - $40,083	Russell 1000® Value Index TR - $27,692
9/30/2015	$10,000.00	$10,000.00	$10,000.00
3/31/2016	$10,918.64	$10,760.70	$10,736.59
9/30/2016	$11,568.85	$11,534.38	$11,619.50
3/31/2017	$12,970.06	$12,736.17	$12,800.49
9/30/2017	$13,698.16	$13,717.42	$13,376.69
3/31/2018	$13,999.27	$14,482.84	$13,689.85
9/30/2018	$15,574.74	$16,131.62	$14,640.79
3/31/2019	$16,188.53	$15,769.55	$14,466.68
9/30/2019	$17,332.35	$16,599.83	$15,226.52
3/31/2020	$14,069.85	$14,360.18	$11,982.98
9/30/2020	$16,627.41	$19,113.10	$14,461.41
3/31/2021	$22,559.78	$23,297.56	$18,703.93
9/30/2021	$23,783.41	$25,296.62	$19,524.62
3/31/2022	$24,907.05	$26,348.63	$20,886.45
9/30/2022	$19,608.81	$20,952.94	$17,306.04
3/31/2023	$23,733.63	$24,070.06	$19,651.32
9/30/2023	$23,784.71	$25,243.54	$19,804.73
3/31/2024	$29,029.62	$31,113.34	$23,634.27
9/30/2024	$29,336.76	$34,123.13	$25,302.81
3/31/2025	$28,463.59	$33,327.04	$25,331.33
9/30/2025	$30,416.07	$40,082.56	$27,691.87

AVERAGE ANNUAL TOTAL RETURNS

Fund	1 Year	5 Year	10 Year
Hillman Value Fund	3.64%	12.83%	11.76%
FT Wilshire 5000 Index - TR	17.46%	15.96%	14.89%
Russell 1000® Value Index TR	9.44%	13.87%	10.72%

FUND STATISTICS

  Total Net Assets$104,988,954
  # of Portfolio Holdings41
  Portfolio Turnover Rate42%
  Advisory Fees Paid$983,802

The Fund’s past performance is not a good predictor of the Fund’s future performance. The "Average Annual Total Return" table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Call 1-855-400-5994 for current month-end performance.

What did the Fund invest in?

SECTOR WEIGHTINGS

(% of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	3.73%
Consumer Discretionary	4.37%
Industrials	5.11%
Materials	7.55%
Financials	7.56%
Communication Services	10.33%
Information Technology	12.82%
Consumer Staples	21.99%
Health Care	26.54%

ASSET CLASS WEIGHTINGS

(% of Net Assets)

Value	Value
Common Stock	96.27%
Cash, Cash Equivalents, & Other Net Assets	3.73%

TOP TEN HOLDINGS

(% of Net Assets)

Top 10%
GSK PLC	2.85%
Pfizer, Inc.	2.75%
Baxter International, Inc.	2.71%
Verizon Communications, Inc.	2.70%
Estee Lauder Cos., Inc.	2.70%
DuPont de Nemours, Inc.	2.69%
ASML Holding NV	2.67%
Kraft Heinz Co.	2.67%
Bristol-Myers Squibb Co.	2.67%
Becton Dickinson & Co.	2.66%
Total % of Top 10 Holdings	27.07%

Material Fund Changes

There have been no material Fund changes during the reporting period.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://hcmfunds.com/resources.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent at 1-855-400-5944.

Hillman Value Fund — HCMAX

ANNUAL SHAREHOLDER REPORT - September 30, 2025

Phone: 1-855-400-5944

Distributor, ALPS Distributors, Inc.

02110A514–A–09302025

        (b) Not applicable.

Item 2.	Code of Ethics.

        (a) The registrant, as of the end of the period covered by this report, has adopted a Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the registrant.

        (b) Not applicable.

        (c) During the period covered by this report, no amendments to the provisions of the Code of Ethics referred to above in Item 2(a) were made.

        (d) During the period covered by this report, no implicit or explicit waivers to the provisions of the Code of Ethics referred to above in Item 2(a) were granted.

        (e) Not applicable.

        (f) The registrant’s Code of Ethics is attached as Exhibit hereto.

Item 3.	Audit Committee Financial Expert.

The Board of Trustees of the registrant has determined that the registrant has at least one Audit Committee Financial Expert serving on its audit committee. The Board of Trustees of the registrant has designated Patrick Seese, as the registrant’s “Audit Committee Financial Expert.” Mr. Seese is “independent” as defined in paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

        (a) Audit Fees: For the registrant’s fiscal years ended September 30, 2024 and September 30, 2025, the aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements were $170,200 and $126,300, respectively. For the registrant’s fiscal years ended September 30, 2024 and 2025, Cohen & Co. served as principal accountant. In 2024, the amount of $170,200 was paid to Cohen & Co. and in 2025, the amount of $126,300 was paid to Cohen & Co.

        (b) Audit-Related Fees: For the registrant’s fiscal years ended September 30, 2024 and September 30, 2025, the aggregate fees billed for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 and $0, respectively.

        (c) Tax Fees: For the registrant’s fiscal years ended September 30, 2024 and September 30, 2025, the aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $35,000 and $24,500, respectively. The fiscal year 2024 and 2025 tax fees were for services for dividend calculation, excise tax preparation and tax return preparation. For the registrant’s fiscal years ended September 30, 2024 and September 30, 2025, Cohen & Co. served as principal accountant. In 2024, the amount of $35,000 was paid to Cohen & Co. and in 2025, the amount of $24,500 was paid to Cohen & Co.

        (d) All Other Fees: For the registrant’s fiscal year ended September 30, 2024, $1,500 of other fees were billed to registrant by the principal accountant, Cohen & Co. For the registrant’s fiscal year ended September 30, 2025, $0 of other fees were billed to registrant by the principal accountant for services other than the services reported in paragraphs (a) through (c) of this Item.

        (e)(1) Audit Committee Pre-Approval Policies and Procedures: All services to be performed by the registrant’s principal accountant must be pre-approved by the registrant’s audit committee.

        (e)(2) No services described in paragraphs (b) through (d) of this Item were approved by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

        (f) Not applicable.

        (g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, were $36,500 in fiscal year ended September 30, 2024 and $24,500 in fiscal year ended September 30, 2025. These fees consisted of tax fees billed to the registrant as described in response to paragraph (c) of this Item. For the registrant’s fiscal years ended September 30, 2024 and September 30, 2025, Cohen & Co. served as principal accountant.

        (h) The registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence and has determined that the provision of such non-audit services is compatible with maintaining the principal accountant’s independence.

        (i) Not applicable.

        (j) Not applicable.

Item 5.	Audit Committee of Listed Registrants.

         Not applicable to registrant.

Item 6.	Investments.

        (a) Schedule of Investments is included as part of the Reports to Stockholders filed under Item 7 of this Form N-CSR.

        (b) Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

# Beacon Planned Return Strategy Fund

## Annual Financial Statements and Additional Information

September 30, 2025

Portfolio of Investments	1
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements and Financial Highlights	10
Report of Independent Registered Public Accounting Firm	22
Tax Designation	23
Changes in and Disagreements with Accountants	24
Proxy Disclosures	25
Remuneration Paid to Directors, Officers, and Others	26
Statement Regarding Basis for Approval of Investment Advisory Agreement	27

Beacon Planned Return Strategy Fund	Portfolio of Investments

September 30, 2025

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value (Note 2)
PURCHASED OPTION CONTRACTS - (121.28%)
Call Option Contracts (119.43%)(a)(b)
S&P 500® Mini Index:
Goldman Sachs	10/14/2025	$76.10	615	$41,134,029	$36,446,799
Goldman Sachs	10/14/2025	584.16	615	41,134,029	5,262,372
Goldman Sachs	11/14/2025	78.25	500	33,442,300	29,532,668
Goldman Sachs	11/14/2025	600.94	500	33,442,300	3,626,799
Goldman Sachs	12/12/2025	78.25	285	19,062,111	16,826,640
Goldman Sachs	12/12/2025	79.78	240	16,052,304	14,133,379
Goldman Sachs	12/12/2025	600.94	285	19,062,111	2,161,579
Goldman Sachs	12/12/2025	611.12	240	16,052,304	1,596,541
Goldman Sachs	01/14/2026	73.53	200	13,376,920	11,912,159
Goldman Sachs	01/14/2026	79.78	330	22,071,918	19,451,184
Goldman Sachs	01/14/2026	565.09	200	13,376,920	2,267,956
Goldman Sachs	01/14/2026	611.12	330	22,071,918	2,353,333
Goldman Sachs	02/13/2026	70.75	80	5,350,768	4,786,340
Goldman Sachs	02/13/2026	542.96	80	5,350,768	1,094,832
Goldman Sachs	02/13/2026	73.53	450	30,098,070	26,799,880
Goldman Sachs	02/13/2026	565.09	450	30,098,070	5,231,297
Goldman Sachs	03/13/2026	70.75	550	36,786,530	32,894,140
Goldman Sachs	03/13/2026	542.96	550	36,786,530	7,647,895
Goldman Sachs	04/14/2026	76.65	390	26,084,994	23,103,088
Goldman Sachs	04/14/2026	81.80	100	6,688,460	5,873,418
Goldman Sachs	04/14/2026	586.97	390	26,084,994	3,999,476
Goldman Sachs	04/14/2026	626.25	100	6,688,460	695,183
Goldman Sachs	05/14/2026	78.55	510	34,111,146	30,118,582
Goldman Sachs	05/14/2026	604.51	510	34,111,146	4,629,527
Goldman Sachs	06/12/2026	81.80	490	32,773,454	28,775,607
Goldman Sachs	06/12/2026	626.25	490	32,773,454	3,728,923
Goldman Sachs	07/14/2026	84.05	475	31,770,185	27,795,554
Goldman Sachs	07/14/2026	644.00	475	31,770,185	3,134,157
Goldman Sachs	08/14/2026	84.05	100	6,688,460	5,851,717
Goldman Sachs	08/14/2026	86.15	380	25,416,148	22,159,246
Goldman Sachs	08/14/2026	644.00	100	6,688,460	693,413
Goldman Sachs	08/14/2026	661.75	380	25,416,148	2,151,129
				761,815,594	386,734,813

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2025	1

Beacon Planned Return Strategy Fund	Portfolio of Investments

September 30, 2025

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value (Note 2)
PURCHASED OPTION CONTRACTS - (121.28%) (continued)
Put Option Contracts (1.85%)
S&P 500® Mini Index:
Goldman Sachs	10/14/2025	$584.16	615	$41,134,029	$10,879
Goldman Sachs	11/14/2025	600.94	500	33,442,300	95,549
Goldman Sachs	12/12/2025	600.94	285	19,062,111	111,158
Goldman Sachs	12/12/2025	611.12	240	16,052,304	112,215
Goldman Sachs	01/14/2026	565.09	200	13,376,920	73,939
Goldman Sachs	01/14/2026	611.12	330	22,071,918	234,727
Goldman Sachs	02/13/2026	542.96	80	5,350,768	31,318
Goldman Sachs	02/13/2026	565.09	450	30,098,070	230,422
Goldman Sachs	03/13/2026	542.96	550	36,786,530	276,660
Goldman Sachs	04/14/2026	586.97	390	26,084,994	393,227
Goldman Sachs	04/14/2026	626.25	100	6,688,460	155,298
Goldman Sachs	05/14/2026	604.51	510	34,111,146	711,865
Goldman Sachs	06/12/2026	626.25	490	32,773,454	939,808
Goldman Sachs	07/14/2026	644.00	475	31,770,185	1,168,830
Goldman Sachs	08/14/2026	644.00	100	6,688,460	264,348
Goldman Sachs	08/14/2026	661.75	380	25,416,148	1,173,878
				380,907,797	5,984,121
TOTAL PURCHASED OPTION CONTRACTS
(Cost $338,199,961)				$1,142,723,391	$392,718,934

	7 Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (2.28%)
Money Market Funds
Goldman Sachs Financial Square Funds - Treasury Instruments Fund(c)	3.720%	2,986,179	$2,986,179
Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class	4.053%	4,381,332	4,381,332
			7,367,511
TOTAL SHORT TERM INVESTMENTS
(Cost $7,367,511)			7,367,511

TOTAL INVESTMENTS (123.56%)
(Cost $345,567,472)			$400,086,445

LIABILITIES IN EXCESS OF OTHER ASSETS (-23.56%)			(76,275,306)

NET ASSETS (100.00%)			$323,811,139

See Notes to Financial Statements and Financial Highlights.

2	www.beacontrust.com

Beacon Planned Return Strategy Fund	Portfolio of Investments

September 30, 2025

(a)	Held in connection with written option contracts.
(b)	Non-income producing.
(c)	$2,986,179 is held as collateral at broker for written options.

WRITTEN OPTION CONTRACTS (23.40%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 2)
Put Option Contracts - (0.98%)
S&P 500® Mini Index:
Goldman Sachs	10/14/25	$525.74	(615)	$961,215	$(41,134,029)	$(3,335)
Goldman Sachs	11/14/25	540.85	(500)	656,978	(33,442,300)	(32,899)
Goldman Sachs	12/12/25	540.85	(285)	402,977	(19,062,111)	(43,682)
Goldman Sachs	12/12/25	550.01	(240)	307,908	(16,052,304)	(41,651)
Goldman Sachs	01/14/26	508.58	(200)	288,389	(13,376,920)	(37,730)
Goldman Sachs	01/14/26	550.01	(330)	460,003	(22,071,918)	(100,081)
Goldman Sachs	02/13/26	488.66	(80)	155,356	(5,350,768)	(17,713)
Goldman Sachs	02/13/26	508.58	(450)	694,326	(30,098,070)	(120,982)
Goldman Sachs	03/13/26	488.66	(550)	1,117,019	(36,786,530)	(157,086)
Goldman Sachs	04/14/26	528.27	(390)	671,949	(26,084,994)	(207,800)
Goldman Sachs	04/14/26	563.63	(100)	150,395	(6,688,460)	(78,044)
Goldman Sachs	05/14/26	544.06	(510)	875,132	(34,111,146)	(380,914)
Goldman Sachs	06/12/26	563.63	(490)	855,025	(32,773,454)	(507,485)
Goldman Sachs	07/14/26	579.60	(475)	792,277	(31,770,185)	(640,904)
Goldman Sachs	08/14/26	579.60	(100)	178,895	(6,688,460)	(148,774)
Goldman Sachs	08/14/26	595.58	(380)	683,222	(25,416,148)	(653,352)
				9,251,066	(380,907,797)	(3,172,432)
Call Option Contracts - (22.42%)
S&P 500® Mini Index:
Goldman Sachs	10/14/25	613.19	(1,230)	3,328,321	(82,268,058)	(6,981,287)
Goldman Sachs	11/14/25	626.66	(1,000)	2,560,955	(66,884,600)	(4,852,144)
Goldman Sachs	12/12/25	628.46	(570)	1,533,844	(38,124,222)	(2,911,748)
Goldman Sachs	12/12/25	635.93	(480)	1,212,455	(32,104,608)	(2,143,282)
Goldman Sachs	01/14/26	590.58	(400)	1,090,379	(26,753,840)	(3,590,939)
Goldman Sachs	01/14/26	638.62	(660)	1,747,646	(44,143,836)	(3,154,617)
Goldman Sachs	02/13/26	573.37	(160)	474,071	(10,701,536)	(1,738,424)
Goldman Sachs	02/13/26	592.84	(900)	2,565,852	(60,196,140)	(8,195,885)
Goldman Sachs	03/13/26	575.54	(1,100)	3,368,142	(73,573,060)	(12,028,785)
Goldman Sachs	04/14/26	617.26	(780)	2,244,018	(52,169,988)	(5,994,784)
Goldman Sachs	04/14/26	651.61	(200)	516,390	(13,376,920)	(995,689)
Goldman Sachs	05/14/26	634.74	(1,020)	2,913,064	(68,222,292)	(6,768,925)
Goldman Sachs	06/12/26	656.75	(980)	2,805,690	(65,546,908)	(5,204,267)
Goldman Sachs	07/14/26	673.50	(950)	2,647,603	(63,540,370)	(4,294,255)
Goldman Sachs	08/14/26	676.26	(200)	586,190	(13,376,920)	(937,428)

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2025	3

Beacon Planned Return Strategy Fund	Portfolio of Investments

September 30, 2025

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 2)
Goldman Sachs	08/14/26	$691.99	(760)	$2,169,763	$(50,832,296)	$(2,822,743)
				31,764,383	(761,815,594)	(72,615,202)

TOTAL WRITTEN OPTION CONTRACTS				$41,015,449	$(1,142,723,391)	$(75,787,634)

See Notes to Financial Statements and Financial Highlights.

4	www.beacontrust.com

Beacon Planned Return Strategy Fund	Statement of Assets and Liabilities

September 30, 2025

ASSETS:
Investments, at value (Cost $345,567,472)	$400,086,445
Dividends and interest receivable	790
Other assets	27,400
Total Assets	400,114,635

LIABILITIES:
Written options, at value (premiums received $41,015,449)	75,787,634
Payable for administration and transfer agent fees	74,212
Payable for shares redeemed	130,954
Payable to adviser	268,291
Payable for distribution and service fees	25,136
Payable for printing fees	2,769
Payable for professional fees	5,288
Payable for trustees’ fees and expenses	233
Payable to Chief Compliance Officer fees	2,872
Accrued expenses and other liabilities	6,107
Total Liabilities	76,303,496
NET ASSETS	$323,811,139

NET ASSETS CONSIST OF:
Paid-in capital (Note 6)	$292,519,076
Total distributable earnings	31,292,063
NET ASSETS	$323,811,139

PRICING OF SHARES(a)
Institutional Class:
Net Asset Value, offering and redemption price per share	$10.84
Net Assets	$323,811,139
Shares of beneficial interest outstanding	29,866,313

(a)	A 2% redemption fee is applied to any shares sold or exchanged within 60 days of purchase.

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2025	5

Beacon Planned Return Strategy Fund	Statement of Operations

For the Year Ended September 30, 2025

INVESTMENT INCOME:
Dividends	$281,864
Total Investment Income	281,864

EXPENSES:
Investment advisory fees (Note 7)	3,361,036
Administration fees	381,244
Shareholder service fees
Institutional Class	138,501
Custody fees	6,337
Legal fees	21,960
Audit and tax fees	21,125
Transfer agent fees	65,777
Trustees’ fees and expenses	35,817
Registration and filing fees	14,669
Printing fees	14,617
Chief Compliance Officer fees	34,393
Insurance fees	11,501
Other expenses	9,761
Total Expenses	4,116,738
NET INVESTMENT LOSS	(3,834,874)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND WRITTEN OPTIONS:
Net realized gain/(loss) on:
Investments	96,395,977
Written options contracts	(54,682,956)
Net realized gain	41,713,021
Change in unrealized appreciation/(depreciation) on:
Investments	(28,596,026)
Written options contracts	24,074,572
Net change	(4,521,454)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND WRITTEN OPTIONS	37,191,567
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$33,356,693

See Notes to Financial Statements and Financial Highlights.

6	www.beacontrust.com

Beacon Planned Return Strategy Fund	Statements of Changes in Net Assets

	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
OPERATIONS:
Net investment loss	$(3,834,874)	$(4,124,557)
Net realized gain on investments and written options	41,713,021	48,900,565
Net change in unrealized appreciation/(depreciation) on investments and written options	(4,521,454)	5,419,652
Net increase in net assets resulting from operations	33,356,693	50,195,660

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	(49,344,191)	(20,445,278)
Total distributions	(49,344,191)	(20,445,278)

BENEFICIAL SHARE TRANSACTIONS (Note 6):
Institutional Class
Shares sold	39,120,149	15,846,387
Dividends reinvested	43,042,161	18,074,605
Shares redeemed	(126,605,175)	(31,613,818)
Net increase/(decrease) from beneficial share transactions	(44,442,865)	2,307,174
Net increase/(decrease) in net assets	(60,430,363)	32,057,556

NET ASSETS:
Beginning of year	384,241,502	352,183,946
End of year	$323,811,139	$384,241,502

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2025	7

Beacon Planned Return Strategy Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Period Presented

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS:
From net realized gains on investments
Return of capital
Total Distributions
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(b)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS
Operating expenses(c)
Net investment loss

PORTFOLIO TURNOVER RATE

See Notes to Financial Statements and Financial Highlights.

8	www.beacontrust.com

Beacon Planned Return Strategy Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Period Presented

For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021
$11.40	$10.52	$8.72	$11.13	$10.49

(0.12)	(0.12)	(0.11)	(0.12)	(0.13)
1.20	1.61	1.91	(0.85)	1.31
1.08	1.49	1.80	(0.97)	1.18

(1.64)	(0.61)	–	(1.41)	(0.54)
–	–	–	(0.03)	–
(1.64)	(0.61)	–	(1.44)	(0.54)
(0.56)	0.88	1.80	(2.41)	0.64
$10.84	$11.40	$10.52	$8.72	$11.13

10.82%	14.70%	20.64%	(10.41%)	11.53%

$323,811	$384,242	$352,184	$306,278	$362,773

1.23%	1.20%	1.21%	1.19%	1.19%
(1.14%)	(1.12%)	(1.14%)	(1.18%)	(1.19%)

0%	0%	0%	0%	0%

(a)	Calculated using the average shares method.
(b)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Pursuant to the Fund’s shareholder services plan with respect to the Fund’s Institutional Class shares, any amount of fees accrued according to the plan but not paid during the Fund’s fiscal year for such service activities shall be reimbursed to the Fund as soon as practical. Fees were reimbursed to the Fund for the years ended September 30, 2025, September 30, 2024, September 30, 2023, September 30, 2022, and September 30, 2021, respectively, in the amount of 0.00%, 0.01%, 0.00%, 0.00%, and 0.00% of average net assets of Institutional shares.

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2025	9

Beacon Planned Return Strategy Fund	Notes to Financial Statements and Financial Highlights

September 30, 2025

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This annual report describes the Beacon Planned Return Strategy Fund (the “Fund”). The Fund is non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified Fund. The primary investment objective of the Beacon Planned Return Strategy Fund is to deliver capital preservation and capital appreciation. The Board of Trustees (the “Board” or “Trustees”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of the financial statements.

Investment Valuation: The Fund generally values securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

Flexible Exchange (“FLEX”) Options are customized option contracts available through the Chicago Board Options Exchange (“CBOE”). Flexible Exchange Options are valued based on prices supplied by an independent third-party pricing service, which utilizes pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-money contracts on a given strike price.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”). Money market funds, representing short-term investments, are valued at their NAV.

When such prices or quotations are not available, or when the valuation designee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

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Beacon Planned Return Strategy Fund	Notes to Financial Statements and Financial Highlights

September 30, 2025

Fair Value Measurements: The Fund discloses the classification of fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value investments as of September 30, 2025:

BEACON PLANNED RETURN STRATEGY FUND

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Option Contracts	$–	$392,718,934	$–	$392,718,934
Short Term Investments	7,367,511	–	–	7,367,511
Total	$7,367,511	$392,718,934	$–	$400,086,445

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Option Contracts	$–	$(75,787,634)	$–	$(75,787,634)
Total	$–	$(75,787,634)	$–	$(75,787,634)

Annual Report | September 30, 2025	11

Beacon Planned Return Strategy Fund	Notes to Financial Statements and Financial Highlights

September 30, 2025

There were no Level 3 securities held during the year ended September 30, 2025.

Cash & Cash Equivalents: The Fund considers its investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Fund maintains cash balances, which, at times may exceed federally insured limits. The Fund maintains these balances with a high quality financial institution.

Selected Risks: Some significant types of financial risks the Fund is exposed to are listed below. Please see the Fund’s prospectus and statement of additional information for additional information regarding the risks associated with an investment in the Fund.

Concentration Risk: The Fund operates as a “non-diversified” investment company, as defined in the 1940 Act. As a result of being “non-diversified” with respect to 50% of the Fund’s portfolio, the Fund must limit the portion of their assets invested in the securities of a single issuer to 5%, measured at the time of purchase. In addition, no single investment can exceed 25% of the Fund’s total assets at the time of purchase. A more concentrated portfolio may cause the Fund’s net asset value to be more volatile and thus may subject stockholders to more risk. Thus, the volatility of the Fund’s net asset value and their performance in general, depends disproportionately more on the performance of a smaller number of holdings than that of a more diversified fund. As a result, the Fund is subject to a greater risk of loss than a fund that diversifies its investments more broadly.

Concentration of Credit Risk: The Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the period, the amount on deposit may exceed the FDIC limit and subject a Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees’ fees and expenses.

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year so that they will not be subject to excise tax on undistributed income and gains. The Fund is not subject to income taxes to the extent such distributions are made.

As of and during the year ended September 30, 2025, the Fund did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. The Fund files U.S. federal, state and local income tax returns as required. The Fund’s tax return is subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. The Fund’s administrator has analyzed the Fund’s tax positions and has concluded that as of September 30, 2025, no provision for income tax is required in the Fund’s financial statements related to these tax positions.

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Beacon Planned Return Strategy Fund	Notes to Financial Statements and Financial Highlights

September 30, 2025

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date.

Distributions to Shareholders: The Fund normally pays dividends, if any, and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest, dividends and other income the Fund receives from investments, including short-term capital gains. Long-term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than one year. The Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

3. DERIVATIVE INSTRUMENTS

The Fund’s principal investment strategy permits it to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency contracts, currency swaps and purchased and written options. In doing so, the Fund may employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objective more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Risk of Investing in Derivatives: The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase market value exposure relative to net assets and can substantially increase the volatility of performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives.

Annual Report | September 30, 2025	13

Beacon Planned Return Strategy Fund	Notes to Financial Statements and Financial Highlights

September 30, 2025

Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative.

Option Contracts: The Fund may enter into options transactions for hedging purposes and for non-hedging purposes such as seeking to enhance return. The Fund may write covered put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the U.S. Commodity Futures Trading Commission, foreign exchanges. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by the Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

The Fund uses FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.

Purchased Options: When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

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Beacon Planned Return Strategy Fund	Notes to Financial Statements and Financial Highlights

September 30, 2025

Written Options: When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The average option contract notional amount during the year ended September 30, 2025, is noted below. These are equity options which have an element of equity security risk.

Derivative Type	Unit of Measurement	Monthly Average
Beacon Planned Return Strategy Fund
Purchased Option Contracts	Notional value of contracts outstanding	$1,084,857,782
Written Option Contracts	Notional value of contracts outstanding	$1,084,857,755

Derivative Instruments: The following tables disclose the amounts related to the Fund’s use of derivative instruments.

The effect of derivative instruments on the Statement of Assets and Liabilities as of September 30, 2025:

Risk Exposure	Statement of Assets and Liabilities Location	Fair Value of Asset Derivatives	Statement of Assets and Liabilities Location	Fair Value of Liability Derivatives
Beacon Planned Return Strategy Fund
Equity Contracts (Purchased Options/Written Options)	Investments, at value	$392,718,934	Written Options, at value	$75,787,634
		$392,718,934		$75,787,634

Annual Report | September 30, 2025	15

Beacon Planned Return Strategy Fund	Notes to Financial Statements and Financial Highlights

September 30, 2025

The effect of derivative instruments on the Statement of Operations for the year ended September 30, 2025:

Risk Exposure	Statements of Operations Location	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Gain (Loss) on Derivatives Recognized in Income
Beacon Planned Return Strategy Fund
Equity Contracts (Purchased Options)	Net realized gain/(loss) on investments/Net change in unrealized appreciation/(depreciation) on investments	$96,413,482	$(28,596,026)
Equity Contracts (Written Options)	Net realized gain/(loss) on written option contracts/Net change in unrealized appreciation/(depreciation) on written option contracts	(54,682,956)	24,074,572
Total		$41,730,526	$(4,521,454)

4. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Fund. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end.

The tax character of distributions paid by the Fund for the fiscal years ended September 30, 2025 and September 30, 2024, respectively were as follows:

	Ordinary Income	Long-Term Capital Gains
Beacon Planned Return Strategy Fund	$14,918,316	$34,425,875

	Ordinary Income	Long-Term Capital Gains
Beacon Planned Return Strategy Fund	$5,781,380	$14,663,898

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Beacon Planned Return Strategy Fund	Notes to Financial Statements and Financial Highlights

September 30, 2025

Unrealized Appreciation and Depreciation on Investments and Derivative Instruments: As of September 30, 2025, the aggregate costs of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation of instruments and derivative instruments for federal tax purposes were as follows:

Beacon Planned Return Strategy Fund
Gross unrealized appreciation (excess of value over tax cost)(a)	$–
Gross unrealized depreciation (excess of tax cost over value)(a)	–
Net unrealized appreciation	$–
Cost of investments for income tax purposes	$400,086,445

(a)	Includes appreciation/(depreciation) on written options

Reclassifications: As of September 30, 2025, there were no permanent reclassifications.

The primary reason for the temporary differences between book and tax basis unrealized is mark to market adjustments.

Components of Distributable Earnings: As of September 30, 2025, the components of distributable earnings on a tax basis were as follows:

Beacon Planned Return Strategy Fund
Undistributed ordinary income	$10,786,195
Accumulated capital gains	20,505,868
Total	$31,292,063

There were no Capital Loss Carryforwards for the year ended September 30, 2025 for the Fund.

5. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities, during the year ended September 30, 2025, were as follows:

	Purchases of Securities	Proceeds from Sales of Securities
Beacon Planned Return Strategy Fund	$–	$–

Annual Report | September 30, 2025	17

Beacon Planned Return Strategy Fund	Notes to Financial Statements and Financial Highlights

September 30, 2025

6. BENEFICIAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Fund have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights. Neither the Fund nor any creditor have the right to require shareholders to pay any additional amounts solely because the shareholder owns the shares.

Shares redeemed within 60 days of purchase may incur a 2.00% short-term redemption fee deducted from the redemption amount. For the year ended September 30, 2025, the redemption fees charged by the Fund, if any, is presented in the Statements of Changes in Net Assets.

Transactions in common shares were as follows:

	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
Beacon Planned Return Strategy Fund
Institutional Class
Shares sold	3,896,240	1,488,974
Shares issued in reinvestment of distributions to shareholders	4,347,693	1,724,676
Shares redeemed	(12,093,879)	(2,967,716)
Net increase/(decrease) in shares outstanding	(3,849,946)	245,934

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. Approximately 86% of the outstanding shares of the Fund are owned by one omnibus account. Share transaction activities of these shareholders could have a material impact on the Fund.

7. MANAGEMENT AND RELATED PARTY TRANSACTIONS

Investment Advisory: Beacon Investment Advisory Services, Inc. (the “Adviser”), subject to the authority of the Board, is responsible for the management of the Fund’s portfolio. The Adviser manages the investments of the Fund in accordance with the Fund’s investment objectives, policies and limitations and investment guidelines established jointly by the Adviser and the Board.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, the Fund pays the Adviser an annual management fee that is based on average daily net assets. The management fee is paid on a monthly basis. The contractual management fee rate is 1.00% based on average daily net assets. The current term of the Advisory Agreement is one year. The Board may extend the Advisory Agreement for additional one-year terms. The Board and shareholders of the Fund may terminate the Advisory Agreement upon 30 days’ written notice. The Adviser may terminate the Advisory Agreement upon 60 days’ notice.

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Beacon Planned Return Strategy Fund	Notes to Financial Statements and Financial Highlights

September 30, 2025

Pursuant to a fee waiver letter agreement (the “Fee Waiver Agreement”), the Adviser has contractually agreed to limit the amount of the Fund’s Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to an annual rate of 1.40% of the Fund’s average daily net assets. The Fee Waiver Agreement shall continue at least through January 31, 2026, and will automatically continue upon annual approval of the Board for successive twelve-month periods unless (i) it is terminated earlier by the Board, or (ii) the Adviser provides at least 30 days written notice of its non-continuance prior to the end of the then effective term. Except due to the Adviser’s notice of non-renewal, the Fee Waiver Agreement may only be amended or terminated with the approval of the Board. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement (whether through a reduction of its management fee or otherwise) only to the extent that the Fund expenses in later periods do not exceed the lesser of: (1) the contractual expense limit in effect at the time the Adviser waives or limits the expenses; or (2) the contractual expense limit in effect at the time the Adviser seeks to recover the expenses; provided, however, that the Fund will not be obligated to pay any such deferred fees or expenses more than three years after the date on which the fee or expense was reduced, as calculated on a monthly basis. There were no fees waived or reimbursed for the year ended September 30, 2025.

Administrator: ALPS Fund Services, Inc. (“ALPS”) (an affiliate of ALPS Distributors, Inc.) serves as administrator to the Fund. The Fund has agreed to pay expenses incurred in connection with its administrative activities. Pursuant to the Administration, Bookkeeping and Pricing Services Agreement with the Trust, ALPS will provide operational services to the Fund including, but not limited to, fund accounting and fund administration and generally assist in the Fund’s operations. The Fund’s administration fee is accrued on a daily basis and paid monthly. The officers of the Trust are employees of ALPS. Administration fees paid by the Fund for the year ended September 30, 2025, are disclosed in the Statement of Operations. ALPS is reimbursed by the Fund for certain out-of-pocket expenses.

Transfer Agent: ALPS serves as transfer agent for the Fund under a Transfer Agency and Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund plus fees for open accounts and is reimbursed for certain out-of-pocket expenses.

Compliance Services: ALPS provides Chief Compliance Officer services to the Fund to monitor and test the policies and procedures of the Fund in conjunction with requirements under Rule 38a-1 of the 1940 Act pursuant to a Chief Compliance Officer Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund and is reimbursed for certain out-of-pocket expenses.

Distribution: ALPS Distributors, Inc. (the “Distributor”) (an affiliate of ALPS) acts as the principal underwriter of the Fund shares pursuant to a Distribution Agreement with the Trust. Shares of the Fund are offered on a continuous basis through the Distributor, as agent of the Fund. The Distributor is not obligated to sell any particular amount of shares and is not entitled to any compensation for its services as the Fund’s principal underwriter pursuant to the Distribution Agreement.

The Fund has adopted a shareholder services plan (“Shareholder Services Plan”) for its Institutional Class. Under the Shareholder Services Plan the Fund is authorized to pay banks and their affiliates and other institutions, including broker-dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.15% of the average daily net assets of Institutional Class shares, to Participating Organizations as compensation for providing shareholder service activities, which do not include distribution services, pursuant to an agreement with a Participating Organization. Shareholder Services Plan fees paid by the Fund are disclosed in the Statement of Operations.

Annual Report | September 30, 2025	19

Beacon Planned Return Strategy Fund	Notes to Financial Statements and Financial Highlights

September 30, 2025

8. TRUSTEES AND OFFICERS

As of September 30, 2025, there were four Trustees, each of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”). The Independent Trustees of the Trust and, if any, Interested Trustees who are not currently employed by the Adviser, ALPS or other service providers will receive a quarterly retainer of $16,250, plus $5,000 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended. Additionally, the Audit Committee Chair receives a quarterly retainer of $1,875 and the Independent Chair receives a quarterly retainer of $4,250. These fees are allocated proportionately among the multiple portfolios/series of the Trust. The Independent Trustees and, if any, Interested Trustees who are not currently employed by the Adviser, ALPS or other service providers are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

Officers of the Trust receive no salary or fees from the Trust. As discussed in Note 7, the Fund pays ALPS an annual fee for compliance services.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

10. RECENT ACCOUNTING PRONOUNCEMENT

The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the year. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. ASU 2023-07 establishes standards for reporting information about operating segments on a basis consistent with the Fund’s internal organizational structure.

The Fund uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Fund’s chief operating decision maker (“CODM”) for making decisions, allocating resources, and assessing performance. The Fund’s CODM has been identified as the Chief Financial Officer (CFO) and Treasurer, who reviews results presented within the Fund’s financial statements when making decisions about allocating resources and assessing performance of the Fund. The CODM determined that the Fund has only one operating segment as defined by ASU 2023-07. This is supported by the single investment strategy of the Fund, against which the CODM assesses performance.

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Beacon Planned Return Strategy Fund	Notes to Financial Statements and Financial Highlights

September 30, 2025

11. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

Annual Report | September 30, 2025	21

Beacon Planned Return Strategy Fund	Report of Independent Registered Public Accounting Firm

To the Shareholders of Beacon Planned Return Strategy Fund and

Board of Trustees of ALPS Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Beacon Planned Return Strategy Fund (the “Fund”), a series of ALPS Series Trust, as of September 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2018.

COHEN & COMPANY, LTD.

Cleveland, Ohio

November 26, 2025

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Beacon Planned Return Strategy Fund	Tax Designation

September 30, 2025 (Unaudited)

Pursuant to Section 852(b)(3) of the Internal Revenue Code the following Fund designated the amounts listed below as long-term capital gain dividends:

Beacon Planned Return Strategy Fund	$34,425,875

Annual Report | September 30, 2025	23

Beacon Planned Return Strategy Fund	Changes in and Disagreements with Accountants

September 30, 2025 (Unaudited)

There were no changes in or disagreements with accountants during the period covered by this report.

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Beacon Planned Return Strategy Fund	Proxy Disclosures

September 30, 2025 (Unaudited)

Not applicable to the period covered by this report.

Annual Report | September 30, 2025	25

Beacon Planned Return Strategy Fund	Remuneration Paid to Directors, Officers, and Others

September 30, 2025 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the period ended September 30, 2025:

Trustee	Amount Paid
Ward Armstrong	$11,322.72
J.W. Hutchens	9,435.59
Merrillyn Kosier	9,435.59
Patrick Seese	10,268.14
Total	$40,462.04

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Beacon Planned Return Strategy Fund	Statement Regarding Basis for Approval of Investment Advisory Agreement

September 30, 2025 (Unaudited)

On August 21, 2025, the Board of Trustees (the “Board”) of ALPS Series Trust (the “Trust”) met in person to discuss, among other things, the approval of the Investment Advisory Agreement between the Trust and Beacon Investment Advisory Services, Inc. (“Beacon”) in accordance with Section 15(c) of the 1940 Act (“Beacon Agreement”). The Independent Trustees met with independent legal counsel during executive session and discussed the Investment Advisory Agreement and other related materials.

In evaluating Beacon and the fees charged under the Beacon Agreement, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to approve the Beacon Agreement. Further, the Independent Trustees were advised by independent legal counsel throughout the process. The following summary does not identify all the matters considered by the Board but provides a summary of the principal matters the Board considered.

Nature, Extent and Quality of the Services: The Trustees acknowledged and reflected on the information provided concerning the nature, extent and quality of services provided to the Beacon Fund under the Beacon Agreement. The Trustees examined the materials supplied by Beacon, including but not limited to certain compliance reports, Form ADV, ownership structure as a subsidiary of a larger organization, and consolidated financial statements of its parent company.

The Trustees discussed Beacon’s history as an asset manager, its performance, and its investment advisory personnel. The Trustees observed Beacon’s disciplined, systematic approach to allocations while incorporating some level of downside protection. The Trustees considered Beacon’s use of long and short put and call options, and the quality of personnel necessary to effectively implement the strategy. The Trustees considered Beacon’s strong compliance record, robust information security program, and its commitment to a culture of compliance. The Trustees considered the background and experience of Beacon’s team, which included the review of qualifications, background, and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Beacon Fund. They discussed Beacon’s approach to achieving best execution of trades. The Trustees concluded that the nature, extent and quality of the services provided by Beacon supported the renewal of the Agreement.

Performance: The Board reviewed the performance information provided for the Beacon Fund for the period ended May 31, 2025, as compared to the Fund’s benchmark index, and for the one-year, three-year, five-year and since inception periods ended May 31, 2025, against a peer group selected by an independent data provider. The Trustees noted that the Institutional Class of the Fund had outperformed the Cboe BXM Buy/Write Index for the three-year period. They further observed that the Fund’s Institutional Class performance ranked in the top quartile versus its peer group for the three-year, five-year, and since inception periods, and in the second highest quartile for the one-year period. They discussed the Fund’s impressive 4-star Morningstar rating. The Board noted its satisfaction with the Fund’s performance, noting Beacon’s disciplined implementation of its strategy.

Investment Advisory Fee Rate and Net Expense Ratio: The Trustees noted that the Beacon Fund’s contractual annual advisory fee of 1.00% was equal to its peer group median, and that the Beacon Fund’s total net expense ratio of 1.20% was in line with the peer group median.

Annual Report | September 30, 2025	27

Beacon Planned Return Strategy Fund	Statement Regarding Basis for Approval of Investment Advisory Agreement

September 30, 2025 (Unaudited)

The Board acknowledged Beacon’s depictions regarding the differences in strategies of the peer funds compared to the Beacon Fund, noting that Beacon believed the execution of the Beacon Fund’s strategy required more resources than certain peer funds. After further discussion, the Trustees determined that the contractual annual advisory fee, taking into consideration the total net expenses for the Fund, was not unreasonable.

Profitability: The Trustees received and considered a profitability analysis based on the fees paid under the Beacon Agreement prepared by Beacon. The Trustees observed that Beacon’s work with the Fund was profitable, but that the amount of profit was not unreasonable. The Trustees reviewed and discussed the financial statements of Beacon’s parent company, acknowledging that Beacon’s parent company was well capitalized. In consideration of the fact that Beacon’s work with the Fund was profitable, and that Beacon’s parent company was well capitalized, the Board did not have concerns regarding the firm’s continued viability.

Comparable Accounts: The Trustees observed that Beacon did not manage any other accounts with a similar strategy.

Economies of Scale: The Trustees deliberated whether Beacon was benefiting from economies of scale in the provision of services to the Beacon Fund and whether such economies should be shared with the shareholders. The Board noted Beacon’s belief that it was able to achieve certain economies of scale at the Beacon Fund’s current asset levels, including through resource sharing with its parent company because the firm was part of a large organization and thus was able to charge the Fund a lower advisory fee at the Fund’s current asset levels than it otherwise would be able to if Beacon was a smaller organization. The Board reviewed the Beacon Fund’s assets under management and its prospects for growth.

Other Benefits to the Adviser: The Trustees evaluated and contemplated any incidental benefits derived or to be derived by Beacon from its relationship with the Beacon Fund, including research and other support services. They noted that Beacon does not have a soft dollar program.

Having requested and reviewed such information from Beacon as the Board believed to be reasonably necessary to evaluate the terms of the Beacon Agreement, the Trustees, including all the Independent Trustees, determined that renewal of the Beacon Agreement was in the best interests of the Fund and its shareholders.

28	www.beacontrust.com

# Beacon Planned Return Strategy Fund

This material must be preceded by a prospectus.
The Beacon Fund are distributed by ALPS Distributors, Inc.

# BRIGADE HIGH INCOME FUND

## Annual Financial Statements

September 30, 2025

BRIGADE
CAPITAL MANAGEMENT

Schedule of Investments	1
Statement of Assets and Liabilities	12
Statement of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	15
Notes to Financial Statements and Financial Highlights	17
Report of Independent Registered Public Accounting Firm	28
Tax Designations	29
Changes in and Disagreements with Accountants for Open-End Management Investment Companies	30
Proxy Disclosures	31
Remuneration Paid to Trustees, Officers, and Others of Open-End Management Investment Companies	32
Statement Regarding Basis for Approval of Investment Advisory Contract	33

Brigade High Income Fund	Schedule of Investments

September 30, 2025

	Shares	Value (Note 2)
COMMON STOCKS (1.31%)
Communications (0.09%)
Beasley Broadcast Group, Inc.(a)(b)(c)(d)	2,640	$11,823
Xplore Inc/Stonepeak Falcon(a)(b)(d)	71,771	844,729
Total Communications		856,552

Consumer, Cyclical (0.07%)
Libbey Glass Inc.(a)(b)(d)	166,360	665,440
Mountaineer Merger Corp(a)(b)(d)	2,912,688	29,127
Total Consumer, Cyclical		694,567

Consumer, Non-cyclical (0.83%)
Aquity Holdings Inc.(a)(b)(d)	122,254	18,662
Envision Healthcare Corp.(b)(d)	481,845	7,589,059
Total Consumer, Non-cyclical		7,607,721

Technology (0.32%)
Applogic(b)(c)(d)	212,291	636,873
Avaya Holdings Corp.(a)(b)(c)(d)	48,689	863,256
Matrix Parent, Inc.(b)(d)	108,019	1,410,998
Total Technology		2,911,127

TOTAL COMMON STOCKS
(Cost $10,154,370)		12,069,967

PREFERRED STOCKS (0.17%)
Consumer, Cyclical (0.17%)
Mountaineer Merger Corp PREF A(a)(b)(d)	2,912,688	1,520,423

TOTAL PREFERRED STOCKS
(Cost $1,520,423)		1,520,423

	Rate	Maturity Date	Principal Amount	Value (Note 2)
BANK LOANS (33.41%)
Basic Materials (1.61%)
Arsenal AIC Parent LLC(e)	1M SOFR + 2.75%	8/19/2030	$1,350,974	$1,347,376
Domtar Corp.(e)	1M SOFR + 5.50%, 0.75% Floor	11/30/2028	478,418	438,551
Olympus Water US Holding Corp.(e)	1M SOFR + 3.25%	7/26/2032	3,300,000	3,272,907
Spectrum Group Buyer, Inc.(e)	3M SOFR + 6.50%, 0.75% Floor	5/19/2028	3,213,459	2,845,261
TPC Group(e)	6M SOFR + 6.00%	11/22/2031	4,716,347	4,533,589
Vibrantz Technologies, Inc.(e)	3M SOFR + 4.25%, 0.50% Floor	4/23/2029	2,948,704	2,375,564
Total Basic Materials				$14,813,248

Communications (3.18%)
Alpha Media First Out(a)(d)(e)	3M SOFR + 5.50%	8/31/2029	4,080,000	4,080,000
Cable & Wireless(e)	3M SOFR + 3.25%	1/30/2032	1,500,000	1,483,966
Cox Media Group TL(e)	3M SOFR + 3.50%	6/18/2029	5,785,655	5,521,308
Digicel TL B(e)	3M SOFR + 5.25%	7/30/2032	3,000,000	2,996,250
Hubbard Radio LLC(e)	1M SOFR + 4.33%, 1.00% Floor	9/30/2027	2,830,152	1,535,358
Plusgrade, Inc.(e)	3M SOFR + 3.50%	3/3/2031	2,149,643	2,146,956
StubHub Holdco Sub LLC(e)	1M SOFR + 4.75%	3/12/2030	1,433,783	1,418,843
Syniverse Holdings LLC(e)	3M SOFR + 7.00%, 0.50% Floor	5/13/2027	5,450,684	5,284,602
Virgin Media Bristol LLC(e)	1M SOFR + 2.50%	1/31/2028	860,563	859,255
Xplore TL(e)	1M SOFR + 5.00%	10/24/2029	385,685	362,544
Xplore TL(e)	1M SOFR + 1.50%	10/24/2031	1,273,096	869,944

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2025	1

Brigade High Income Fund	Schedule of Investments

September 30, 2025

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Communications (3.18%) (continued)
Zayo Group Holdings, Inc.(e)	1M SOFR + 3.00%	3/9/2027	$2,716,235	$2,616,076
Total Communications				29,175,102

Consumer, Cyclical (7.70%)
Alterra Mountain(e)	1M SOFR + 2.50%	5/2/2028	1,661,830	1,661,132
Alterra Mountain TL B(e)	1M SOFR + 2.50%	5/31/2030	665,000	665,419
AMC Entertainment Holdings, Inc.(e)	1M SOFR + 7.00%, 2.00% Floor	1/4/2029	2,830,793	2,836,115
Century Casinos, Inc.(e)	1M SOFR + 6.00%, 0.75% Floor	4/2/2029	3,011,477	2,532,652
Crown Finance US Inc(e)	6M SOFR + 4.50%	12/2/2031	2,482,525	2,475,400
Delivery Hero(e)	3M SOFR + 5.00%	12/12/2029	1,970,620	1,990,326
DS Parents, INC.(e)	3M SOFR + 5.50%	12/13/2030	2,868,688	2,648,745
ECL Entertainment LLC(e)	1M SOFR + 3.00%	8/1/2032	3,024,104	3,018,811
Gabe's DDTL(a)(d)(e)	1M SOFR + 8.00%	6/16/2030	467,786	467,786
Gabe's TL(a)(d)(e)	1M SOFR + 8.00%	6/16/2030	563,031	563,031
Gategroup TL B(e)	1M SOFR + 4.25%	5/28/2032	2,280,579	2,297,684
Hanesbrands, Inc.(e)	1M SOFR + 2.75%	3/8/2032	1,915,375	1,920,163
Harrah's Oklahoma TL(e)	1M SOFR + 9.00%, 2.00% Floor	10/10/2030	2,403,094	2,391,078
J&J Ventures Gaming LLC(e)	1M SOFR + 3.50%, 0.75% Floor	4/26/2030	1,703,502	1,684,338
Jack Entertainment(e)	1M SOFR + 4.00%	1/27/2032	2,591,975	2,568,647
Libbey Glass LLC(e)	3M SOFR + 6.50%, 0.75% Floor	11/22/2027	1,770,530	1,701,479
Mad Engine Global LLC(e)	3M SOFR + 7.00%, 1.00% Floor	7/15/2027	2,222,705	1,900,413
Peninsula Pacific Entertainment(e)	1M SOFR + 4.75%	8/16/2032	1,458,228	1,454,582
Peninsula Pacific Entertainment DD(f)	0.000%	8/16/2030	341,772	(854)
Petco Health & Wellness(e)	3M SOFR + 3.25%, 0.75% Floor	3/6/2028	1,625,290	1,581,537
PetSmart(e)	1M SOFR + 4.00%	2/14/2028	2,630,033	2,617,304
PrimeSource TL B(e)	1M SOFR + 4.50%	9/25/2031	3,780,000	3,779,055
RealTruck Group, Inc.(e)	1M SOFR + 3.75%	1/31/2028	3,742,737	3,381,226
Restoration Hardware Inc.(e)	1M SOFR + 2.50%, 0.50% Floor	10/20/2028	2,991,771	2,908,241
S&S Holdings LLC(e)	1M SOFR + 5.00%, 0.50% Floor	3/11/2028	1,739,614	1,731,229
Sabre GLBL, Inc.(e)	1M SOFR + 4.25%, 0.50% Floor	6/30/2028	49,887	46,354
Sabre GLBL, Inc.(e)	1M SOFR + 3.50%, 0.50% Floor	12/17/2027	871,398	823,471
Sabre GLBL, Inc.(e)	1M SOFR + 6.00%, 0.50% Floor	11/15/2029	867,412	815,368
Sizzling Platter DD(f)	2.500%	6/25/2032	629,703	(11,335)
Sizzling Platter LLC TERM (06/25) 1LIEN USD(e)	1M SOFR + 5.00%	6/25/2032	3,345,297	3,285,082
Travelport Finance Luxembourg Sarl(e)	3M SOFR + 7.00%, 1.00% Floor	9/29/2028	3,174,133	2,645,640
US LBM TL(e)	1M SOFR + 3.75%	6/6/2031	2,298,580	2,239,276
Veritiv TL(e)	3M SOFR + 4.50%	12/2/2030	2,224,487	2,199,150
Vista Management Holding, Inc.(e)	3M SOFR + 3.75%	4/1/2031	2,910,360	2,926,134
Warhorse Gaming, LLC(e)	1M SOFR + 9.25%	6/15/2028	3,873,984	4,009,574
Total Consumer, Cyclical				69,754,253

Consumer, Non-cyclical (10.65%)
Alphia(e)	1M SOFR + 5.00%	5/2/2028	2,470,142	2,405,573
Aveanna Healthcare TL B(e)	1M SOFR + 3.75%	9/10/2032	2,645,000	2,641,694
Bausch Health(e)	1M SOFR + 6.25%	10/8/2030	3,971,945	3,908,632
Carestream Health, Inc.(e)	3M SOFR + 7.50%, 1.00% Floor	9/30/2027	8,769,539	4,362,845
Celsius(e)	3M SOFR + 3.00%	4/1/2032	1,850,363	1,852,108
Colosseum Dental Finance BV(e)	3M SOFR + 3.75%	2/25/2032	1,960,565	2,304,271
Global Medical Response TL B(e)	1M SOFR + 3.50%	10/2/2028	8,610,000	8,610,431
Jazz Pharmaceuticals(e)	1M SOFR + 2.25%	5/2/2028	2,297,414	2,298,517
LGC Group(e)	1M SOFR + 4.00%	1/31/2030	2,283,153	2,284,295
LifeScan Global Corp.(e)	3M SOFR + 6.50%	12/31/2026	8,877,538	8,478,049
Medline Borrower LP(e)	1M SOFR + 2.00%, 0.50% Floor	10/23/2028	1,148,981	1,148,268
Modivcare(e)	3M SOFR + 4.75%	6/20/2031	2,810,801	1,264,860
ModivCare Add-On(e)	3M SOFR + 8.50%	12/31/2049	1,516,177	644,375
ModivCare DIP(e)	3M SOFR + 7.00%	2/18/2026	362,878	351,991

See Notes to Financial Statements and Financial Highlights.

2	www.brigadefunds.com

Brigade High Income Fund	Schedule of Investments

September 30, 2025

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Consumer, Non-cyclical (10.65%) (continued)
ModivCare DIP DD(f)	0.000%	2/22/2026	$217,727	$(6,532)
Naked Juice TL(e)	3M SOFR + 5.50%	1/24/2029	1,503,885	1,511,404
Naked Juice TL(e)	3M SOFR + 3.25%	1/24/2029	7,544,298	5,671,728
NAPA Management Services Corp.(e)	3M SOFR + 5.25%, 0.75% Floor	2/23/2029	3,129,071	2,071,695
Nutrisystem TL(c)(d)(e)	1M SOFR + 5.00%	4/19/2030	4,064,527	4,036,604
Nutrisystem TL(c)(d)(e)	1M SOFR + 6.25%	10/19/2030	5,809,710	5,192,428
Opal US LLC(e)	6M SOFR + 3.25%	4/23/2032	3,990,000	3,997,980
Pluto Acquisition I, Inc.(e)	3M SOFR + 4.00%	9/20/2028	9,452,700	6,947,734
Radiology Partners, Inc.(e)	1M SOFR + 4.50%	6/30/2032	4,533,846	4,518,749
RXB Holdings, Inc.(e)	1M SOFR + 4.50%, 0.75% Floor	12/20/2027	2,728,627	2,735,449
SCP Health TL B(e)	3M SOFR + 3.75%	7/24/2032	5,650,000	5,674,238
Team Health Holdings, Inc.(e)	1M SOFR + 4.50%	6/30/2028	6,050,000	6,033,605
Two Kings Casino TL(e)	1M SOFR + 5.00%	12/12/2031	2,425,000	2,476,531
US Fertility Enterprises(e)	3M SOFR + 4.50%	10/7/2031	76,283	76,283
US Fertility Enterprises TL(e)	3M SOFR + 4.50%	10/7/2031	1,674,012	1,674,012
Vaco Holdings TL B(e)	3M SOFR + 5.00%	1/22/2029	2,802,821	2,403,419
Total Consumer, Non-cyclical				97,571,236

Energy (1.67%)
Goodnight(e)	1M SOFR + 4.00%	5/23/2029	2,187,562	2,154,749
Hilcorp Energy I TL B(e)	1M SOFR + 2.25%	2/5/2030	3,174,050	3,174,050
ITT Holdings LLC(e)	1M SOFR + 2.475%, 0.50% Floor	10/11/2030	1,970,063	1,969,452
Long Ridge Energy TL B(e)	1M SOFR + 4.25%	2/6/2032	2,591,975	2,531,219
New Fortress Energy, Inc.(e)	3M SOFR + 5.50%, 0.75% Floor	10/30/2028	2,875,658	1,382,933
Spencer Spirit(e)	1M SOFR + 4.75%	6/25/2031	4,153,050	4,139,220
Total Energy				15,351,623

Financials (2.68%)
Acrisure LLC(e)	1M SOFR + 3.00%	11/6/2030	5,451,405	5,436,088
Asurion(e)	1M SOFR + 4.25%	9/12/2030	5,546,357	5,522,951
Equiniti/AST TL B(e)	6M SOFR + 3.75%, 0.50% Floor	12/11/2028	2,320,826	2,318,505
HUB International, Ltd.(e)	3M SOFR + 2.50%, 0.75% Floor	6/20/2030	2,708,349	2,711,653
OID-OL Intermediate I LLC(e)	3M SOFR + 6.00%	2/1/2029	220,394	227,145
OID-OL Intermediate I LLC(e)	3M SOFR + 4.25%	2/1/2029	2,289,253	1,912,007
Uniti Group TL B(e)	1M SOFR + 4.00%	9/24/2032	4,340,000	4,296,600
WHP TL B(e)	3M SOFR + 4.75%	2/12/2032	2,200,000	2,199,648
Total Financials				24,624,597

Industrials (1.67%)
ACProducts Holdings, Inc.(e)	3M SOFR + 4.25%, 0.50% Floor	5/17/2028	2,550,715	2,123,470
Apple Bidco LLC(e)	1M SOFR + 2.50%	9/22/2031	1,969,770	1,969,062
Flynn Canada Ltd., TL(e)	1M SOFR + 4.50%	7/31/2028	3,338,816	3,305,428
LRS Holdings LLC(e)	1M SOFR + 4.25%, 0.75% Floor	8/31/2028	2,933,053	2,874,392
Socotec US Holding, Inc.(e)	1M SOFR + 3.75%, 0.75% Floor	6/2/2031	2,970,000	2,983,603
Swissport Stratosphere Usa LLC(e)	3M SOFR + 3.25%	4/25/2031	1,686,263	1,692,586
Trinseo(e)	3M SOFR + 2.50%	12/12/2029	1,482,631	424,774
Total Industrials				15,373,315

Technology (3.82%)
Applogic EXIT(e)	6M SOFR + 1.00%	3/4/2030	2,905,210	2,585,639
Avaya Inc.(c)(d)(e)	1M SOFR + 7.50%	8/1/2028	8,153,717	7,131,567
BCP V Everise Acquisition LLC(e)	3M SOFR + 6.00%	12/20/2029	2,459,188	2,004,238
Bingo Holdings I LLC(e)	1M SOFR + 4.75%	6/30/2032	3,150,000	3,145,086
Cision Second Out B-1(e)	3M SOFR + 4.25%	5/31/2030	3,360,701	1,545,922
Cision Second Out B-1(e)	1M SOFR + 4.50%	5/31/2030	1,554,606	694,582

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2025	3

Brigade High Income Fund	Schedule of Investments

September 30, 2025

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Technology (3.82%) (continued)
Magenta Security Holdings, LLC First Out(e)	3M SOFR + 6.75%	7/27/2028	$2,813,405	$2,298,383
Magenta Security Holdings, LLC Second Out(e)	3M SOFR + 1.50%	7/27/2028	7,105,059	3,076,491
Magenta Security Holdings, LLC Third Out(e)	3M SOFR + 1.50%	7/27/2028	8,976	1,788
Mavenir Jr Debt(a)(d)(g)	12.000 (12.00 PIK)%	7/29/2030	2,471,722	2,471,722
Mobileum EXIT(e)	3M SOFR + 1.00%	9/12/2029	4,216,925	3,837,402
Pitney Bowes TL B(e)	1M SOFR + 3.50%	1/23/2032	2,487,500	2,484,390
Sandisk TL(e)	1M SOFR + 3.00%	12/15/2031	1,965,000	1,966,238
SS&C Technologies(e)	1M SOFR + 2.00%	5/9/2031	1,792,509	1,796,489
Total Technology				35,039,937

Utilities (0.43%)
Lackawanna Energy Center LLC TL1L(e)	1M SOFR + 3.00%	7/26/2032	3,958,834	3,987,536

TOTAL BANK LOANS
(Cost 314,567,600)				305,690,847

CONVERTIBLE BONDS (0.38%)
Consumer, Cyclical (0.01%)
Liberty Interactive LLC	4.000%	11/15/2029	270,000	22,950
Liberty Interactive LLC	3.750%	2/15/2030	840,000	67,200
Total Consumer, Cyclical				90,150

Consumer, Non-cyclical (0.37%)
Jazz Investments I, Ltd.	3.125%	9/15/2030	2,820,000	3,357,119

TOTAL CONVERTIBLE BONDS
(Cost 3,496,482)				3,447,269

CORPORATE BONDS (57.22%)
Basic Materials (5.66%)
ASP Unifrax Holdings, Inc.(g)(h)	7.10 (1.25 PIK)%	9/30/2029	2,091,035	835,217
Axalta Coating Systems LLC(h)	3.375%	2/15/2029	4,855,000	4,599,054
Baffinland Iron Mines Corp. / Baffinland Iron Mines LP(h)	8.750%	7/15/2026	4,385,000	4,067,088
Celanese US Holdings LLC	6.750%	4/15/2033	2,670,000	2,655,075
Cleveland-Cliffs, Inc.(h)	7.000%	3/15/2032	3,490,000	3,530,803
Cleveland-Cliffs, Inc.(h)	7.625%	1/15/2034	2,060,000	2,121,780
Domtar Corp.(h)	6.750%	10/1/2028	4,820,000	4,148,131
First Quantum Minerals, Ltd.(h)	8.625%	6/1/2031	3,615,000	3,791,231
INEOS Finance PLC(h)	7.500%	4/15/2029	2,330,000	2,264,431
Innophos Holdings, Inc.(h)	11.500%	6/15/2029	5,408,750	5,321,639
Methanex US Operations, Inc.(h)	6.250%	3/15/2032	2,915,000	2,966,683
Mineral Resources, Ltd.(h)	8.500%	5/1/2030	3,400,000	3,536,272
Rain Carbon, Inc.(h)	12.250%	9/1/2029	6,820,000	7,305,352
Tronox, Inc.(h)	4.625%	3/15/2029	7,485,000	4,859,383
Total Basic Materials				52,002,139

Communications (10.85%)
Altice Financing SA(h)	5.750%	8/15/2029	2,730,000	2,053,870
Altice France SA(h)	5.500%	10/15/2029	1,435,000	1,235,103
Beasley Mezzanine Holdings LLC(c)(d)(h)	9.200%	8/1/2028	3,236,000	1,257,995
C&W Senior Finance, Ltd.(h)	9.000%	1/15/2033	2,005,000	2,089,611
Cable One, Inc.(h)	4.000%	11/15/2030	4,425,000	3,741,625
CCO Holdings LLC / CCO Holdings Capital Corp.(h)	4.500%	8/15/2030	3,215,000	3,034,156
CCO Holdings LLC / CCO Holdings Capital Corp.(h)	4.250%	2/1/2031	6,195,000	5,708,708
CCO Holdings LLC / CCO Holdings Capital Corp.(h)	4.250%	1/15/2034	10,035,000	8,677,766

See Notes to Financial Statements and Financial Highlights.

4	www.brigadefunds.com

Brigade High Income Fund	Schedule of Investments

September 30, 2025

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Communications (10.85%) (continued)
CCO Holdings LLC / CCO Holdings Capital Corp.(h)	5.375%	6/1/2029	$1,445,000	$1,435,290
Charter Communications Operating LLC / Charter Communications Operating Capital	6.550%	6/1/2034	1,560,000	1,663,974
Ciena Corp.(h)	4.000%	1/31/2030	3,050,000	2,912,750
CMG Media Corp.(h)	8.875%	6/18/2029	4,130,000	3,780,189
CSC Holdings LLC(h)	7.500%	4/1/2028	915,000	661,779
CSC Holdings LLC(h)	6.500%	2/1/2029	1,970,000	1,453,820
Digicel International Finance, Ltd. / Difl US LLC(h)	8.625%	8/1/2032	1,595,000	1,640,378
Directv Financing LLC(h)	8.875%	2/1/2030	3,195,000	3,155,797
Dish DBS Corp.(h)	5.250%	12/1/2026	2,425,000	2,378,678
Dish DBS Corp.	7.750%	7/1/2026	450,000	446,327
Dish DBS Corp., Series WI	5.125%	6/1/2029	565,000	483,075
Gray Media, Inc.(h)	4.750%	10/15/2030	960,000	735,600
Gray Media, Inc.(h)	9.625%	7/15/2032	4,130,000	4,222,718
Gray Media, Inc.(h)	5.375%	11/15/2031	3,135,000	2,355,169
GrubHub Holdings, Inc.(d)(g)(h)	13.00 (7% PIK)%	7/31/2030	6,618,325	6,618,325
LCPR Senior Secured Financing DAC(h)	6.750%	10/15/2027	2,335,000	1,404,376
Level 3 Financing, Inc.(h)	3.875%	10/15/2030	2,280,000	2,000,423
Level 3 Financing, Inc.(h)	3.625%	1/15/2029	800,000	695,144
Level 3 Financing, Inc.(h)	3.750%	7/15/2029	735,000	629,011
Level 3 Financing, Inc.(h)	4.875%	6/15/2029	675,000	638,786
Level 3 Financing, Inc.(h)	4.500%	4/1/2030	590,000	540,475
Lumen Technologies, Inc., Series U	7.650%	3/15/2042	1,591,000	1,478,621
Lumen Technologies, Inc.(h)	4.125%	4/15/2030	423,226	415,692
Lumen Technologies, Inc.(h)	4.125%	4/15/2029	423,184	415,797
Lumen Technologies, Inc., Series P	7.600%	9/15/2039	2,075,000	1,943,177
Maya SAS/Paris France(h)	8.500%	4/15/2031	2,500,000	2,677,968
McGraw-Hill Education, Inc.(h)	5.750%	8/1/2028	2,800,000	2,800,135
McGraw-Hill Education, Inc.(h)	7.375%	9/1/2031	800,000	831,104
Paramount Global	5.500%	5/15/2033	3,000,000	2,968,077
Sirius XM Radio LLC(h)	3.875%	9/1/2031	4,217,000	3,821,656
Spanish Broadcasting System, Inc.(h)	9.750%	3/1/2026	4,390,000	2,897,400
Univision Communications, Inc.(h)	4.500%	5/1/2029	3,650,000	3,435,328
Urban One, Inc.(c)(d)(h)	7.375%	2/1/2028	7,255,000	3,764,257
Vmed O2 UK Financing I PLC(h)	4.250%	1/31/2031	2,565,000	2,378,012
Zayo Group Holdings, Inc.(h)	7.125%	9/9/2030	2,260,686	2,136,348
Total Communications				99,614,490

Consumer, Cyclical (8.40%)
1011778 BC ULC / New Red Finance, Inc.(h)	3.875%	1/15/2028	2,500,000	2,439,924
1011778 BC ULC / New Red Finance, Inc.(h)	4.375%	1/15/2028	1,500,000	1,473,750
Academy, Ltd.(h)	6.000%	11/15/2027	1,750,000	1,749,615
AMC Entertainment Holdings, Inc.(h)	7.500%	2/15/2029	1,700,000	1,456,900
Bath & Body Works, Inc.(h)	6.625%	10/1/2030	2,890,000	2,956,961
Brightstar Lottery PLC(h)	6.250%	1/15/2027	925,000	932,275
Brightstar Lottery PLC(h)	5.250%	1/15/2029	1,440,000	1,432,718
Caesars Entertainment, Inc.(h)	7.000%	2/15/2030	2,455,000	2,525,581
Carnival Corp.(h)	6.000%	5/1/2029	3,000,000	3,042,450
Empire Resorts, Inc.(h)	7.750%	11/1/2026	2,665,000	2,659,795
Genting New York LLC / GENNY Capital, Inc.(h)	7.250%	10/1/2029	3,395,000	3,510,642
Hilton Domestic Operating Co., Inc.(h)	4.000%	5/1/2031	4,005,000	3,792,471
Jacobs Entertainment, Inc.(h)	6.750%	2/15/2029	3,970,000	3,866,788
LBM Acquisition LLC(h)	9.500%	6/15/2031	1,465,000	1,538,023
Liberty Interactive LLC	8.250%	2/1/2030	665,000	89,401
Liberty Interactive LLC	8.500%	7/15/2029	4,220,000	666,109
Melco Resorts Finance, Ltd.(h)	5.375%	12/4/2029	3,740,000	3,667,818

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2025	5

Brigade High Income Fund	Schedule of Investments

September 30, 2025

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Consumer, Cyclical (8.40%) (continued)
NCL Corp., Ltd.(h)	6.750%	2/1/2032	$2,605,000	$2,679,894
Nissan Motor Co., Ltd.(h)	8.125%	7/17/2035	785,000	842,026
Nissan Motor Co., Ltd.(h)	7.750%	7/17/2032	475,000	501,570
Nissan Motor Co., Ltd.(h)	7.500%	7/17/2030	475,000	499,090
Resorts World Las Vegas LLC / RWLV Capital, Inc.(h)	4.625%	4/16/2029	280,000	253,955
Resorts World Las Vegas LLC / RWLV Capital, Inc.(h)	4.625%	4/6/2031	2,665,000	2,272,246
Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp.(h)	6.625%	2/1/2033	2,285,000	2,324,519
Royal Caribbean Cruises, Ltd.(h)	5.625%	9/30/2031	1,770,000	1,803,969
Sabre GLBL, Inc.(h)	10.750%	11/15/2029	1,200,000	1,160,888
Studio City Finance, Ltd.(h)	5.000%	1/15/2029	3,530,000	3,401,423
SWF Holdings I Corp.(h)	6.500%	10/1/2029	930,000	361,567
Under Armour, Inc.(h)	7.250%	7/15/2030	2,605,000	2,611,512
United Airlines, Inc.(h)	4.375%	4/15/2026	2,570,000	2,566,145
Victoria's Secret & Co.(h)	4.625%	7/15/2029	3,045,000	2,909,761
Warnermedia Holdings, Inc.	5.050%	3/15/2042	1,960,000	1,562,257
Warnermedia Holdings, Inc.	4.054%	3/15/2029	825,000	793,510
Warnermedia Holdings, Inc.	4.279%	3/15/2032	925,000	848,551
Wynn Macau, Ltd.(h)	5.125%	12/15/2029	800,000	784,652
Wynn Macau, Ltd.(h)	6.750%	2/15/2034	2,355,000	2,384,602
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.(h)	7.125%	2/15/2031	2,045,000	2,200,819
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.(h)	6.250%	3/15/2033	1,360,000	1,380,849
Yum! Brands, Inc.	3.625%	3/15/2031	1,135,000	1,060,135
Yum! Brands, Inc.	6.875%	11/15/2037	2,335,000	2,587,673
Zayo Group Holdings, Inc.(c)	5.750%	3/9/2030	1,629,511	1,572,478
Total Consumer, Cyclical				77,165,312

Consumer, Non-cyclical (10.29%)
Acadia Healthcare Co., Inc.(h)	7.375%	3/15/2033	2,500,000	2,596,900
Akumin, Inc.(c)(d)(h)	8.000%	8/1/2028	305,000	274,439
Akumin, Inc.(c)(d)(g)(h)	8.00 (1.00 PIK)%	8/1/2027	8,275,000	7,770,570
Allied Universal Holdco LLC(h)	7.875%	2/15/2031	2,690,000	2,821,138
Bausch Health Cos., Inc.(h)	4.875%	6/1/2028	1,510,000	1,348,845
Bausch Health Cos., Inc.(h)	5.000%	1/30/2028	880,000	755,700
Bellis Acquisition Co. PLC(h)	8.125%	5/14/2030	1,645,000	2,111,209
Charles River Laboratories International, Inc.(h)	3.750%	3/15/2029	1,600,000	1,516,104
Charles River Laboratories International, Inc.(h)	4.000%	3/15/2031	615,000	572,737
CHS/Community Health Systems, Inc.(h)	5.250%	5/15/2030	3,925,000	3,551,105
CPI CG, Inc.(h)	10.000%	7/15/2029	1,957,000	2,060,232
DaVita, Inc.(h)	3.750%	2/15/2031	2,485,000	2,275,865
DaVita, Inc.(h)	6.875%	9/1/2032	630,000	650,445
Deluxe Corp.(h)	8.125%	9/15/2029	3,170,000	3,311,527
Embecta Corp.(h)	5.000%	2/15/2030	310,000	293,569
Embecta Corp.(h)	6.750%	2/15/2030	4,145,000	4,059,820
Fortrea Holdings, Inc.(h)	7.500%	7/1/2030	2,420,000	2,305,050
Global Medical Response, Inc.(h)	7.375%	10/1/2032	2,680,000	2,758,551
Medline Borrower LP(h)	3.875%	4/1/2029	2,150,000	2,069,375
Molina Healthcare, Inc.(h)	3.875%	11/15/2030	3,610,000	3,339,250
New Albertsons LP	8.000%	5/1/2031	2,500,000	2,743,000
New Albertsons LP	7.450%	8/1/2029	4,000,000	4,286,000
Nidda Healthcare Holding GmbH(e)(h)	3M EUR L + 3.75%	10/23/2030	2,660,000	3,129,294
Perrigo Finance Unlimited Co., Series USD	6.125%	9/30/2032	2,400,000	2,416,440
Pilgrim's Pride Corp.	6.875%	5/15/2034	2,130,000	2,351,344
Post Holdings, Inc.(h)	6.250%	2/15/2032	1,855,000	1,907,292
Radiology Partners, Inc.(g)(h)	9.781 (9.781 PIK)%	2/15/2030	4,772,992	4,681,839
Radiology Partners, Inc.(h)	8.500%	7/15/2032	3,635,000	3,768,335

See Notes to Financial Statements and Financial Highlights.

6	www.brigadefunds.com

Brigade High Income Fund	Schedule of Investments

September 30, 2025

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Consumer, Non-cyclical (10.29%) (continued)
Raven Acquisition Holdings LLC(h)	6.875%	11/15/2031	$1,980,000	$2,034,805
StoneMor, Inc.(h)	8.500%	5/15/2029	3,430,000	3,362,816
Team Health Holdings, Inc.(g)(h)	13.50 (4.50 PIK)%	6/30/2028	3,065,172	3,310,386
Team Health Holdings, Inc.(h)	8.375%	6/30/2028	3,805,000	3,876,641
Tenet Healthcare Corp.	4.625%	6/15/2028	4,770,000	4,720,114
United Rentals North America, Inc.	4.000%	7/15/2030	2,700,000	2,582,159
ZipRecruiter, Inc.(h)	5.000%	1/15/2030	3,500,000	2,818,725
Total Consumer, Non-cyclical				94,431,621

Energy (6.38%)
Antero Midstream Partners LP / Antero Midstream Finance Corp.(h)	5.375%	6/15/2029	2,060,000	2,052,642
Ascent Resources Utica Holdings LLC / ARU Finance Corp.(h)	6.625%	7/15/2033	2,875,000	2,912,892
Baytex Energy Corp.(h)	7.375%	3/15/2032	3,715,000	3,629,183
Blue Racer Midstream LLC / Blue Racer Finance Corp.(h)	7.000%	7/15/2029	1,680,000	1,737,288
Blue Racer Midstream LLC / Blue Racer Finance Corp.(h)	7.250%	7/15/2032	960,000	1,006,296
Civitas Resources, Inc.(h)	8.625%	11/1/2030	2,890,000	2,989,214
Genesis Energy LP / Genesis Energy Finance Corp.	8.875%	4/15/2030	530,000	560,798
Genesis Energy LP / Genesis Energy Finance Corp.	8.000%	5/15/2033	6,850,000	7,171,608
Greenfire Resources, Ltd.(h)	12.000%	10/1/2028	2,936,000	3,110,655
Hilcorp Energy I LP / Hilcorp Finance Co.(h)	7.250%	2/15/2035	3,715,000	3,632,443
New Fortress Energy, Inc.(h)	6.500%	9/30/2026	2,215,000	549,489
New Fortress Energy, Inc.(h)	8.750%	3/15/2029	1,875,000	296,976
NFE Financing LLC(h)	12.000%	11/15/2029	2,320,000	664,202
Occidental Petroleum Corp.	6.125%	1/1/2031	1,900,000	1,998,940
ONEOK, Inc.	5.375%	6/1/2029	970,000	1,002,096
ONEOK, Inc.(h)	6.500%	9/1/2030	1,260,000	1,354,106
ONEOK, Inc.	5.600%	4/1/2044	1,015,000	963,457
Rockies Express Pipeline LLC(h)	6.750%	3/15/2033	2,000,000	2,088,120
Shelf Drilling Holdings, Ltd.(c)(h)	9.625%	4/15/2029	1,206,000	1,263,360
Sunoco LP(h)	6.250%	7/1/2033	2,500,000	2,541,950
Sunoco LP(h)	5.875%	3/15/2034	185,000	183,396
Transocean International, Ltd.	7.500%	4/15/2031	1,795,000	1,664,863
Transocean International, Ltd.(h)	8.000%	2/1/2027	829,000	826,928
Transocean International, Ltd.(h)	8.750%	2/15/2030	1,856,250	1,953,703
Valaris, Ltd.(h)	8.375%	4/30/2030	3,100,000	3,218,017
Venture Global Calcasieu Pass LLC(h)	4.125%	8/15/2031	3,635,000	3,431,962
Venture Global Calcasieu Pass LLC(h)	3.875%	11/1/2033	1,490,000	1,340,869
Venture Global LNG, Inc.(h)	8.375%	6/1/2031	4,250,000	4,462,500
Total Energy				58,607,953

Financials (10.44%)
Apollo Commercial Real Estate Finance, Inc.(h)	4.625%	6/15/2029	3,670,000	3,527,118
Arbor Realty SR, Inc.(h)	7.875%	7/15/2030	2,150,000	2,261,238
Barclays PLC(i)	9.625%	12/31/2049	3,380,000	3,835,192
Diversified Healthcare Trust	4.375%	3/1/2031	7,300,000	6,450,263
Diversified Healthcare Trust	4.750%	2/15/2028	655,000	622,846
Finance of America Funding LLC(h)	8.875%	11/30/2026	1,937,142	1,795,973
Finance of America Funding LLC(h)	10.000%	11/30/2029	1,452,000	1,705,664
Freedom Mortgage Corp.(h)	6.625%	1/15/2027	2,310,000	2,311,409
Freedom Mortgage Corp.(h)	12.000%	10/1/2028	1,620,000	1,718,283
Freedom Mortgage Holdings LLC(h)	9.250%	2/1/2029	1,420,000	1,498,980
Genworth Holdings, Inc.	6.500%	6/15/2034	1,500,000	1,553,835
Genworth Holdings, Inc.(e)	3M CME TERM SOFR + 2.26%	11/15/2036	2,000,000	1,715,742
Icahn Enterprises LP / Icahn Enterprises Finance Corp.	9.000%	6/15/2030	7,315,000	7,022,400
Icahn Enterprises LP / Icahn Enterprises Finance Corp.(h)	10.000%	11/15/2029	715,000	717,753

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2025	7

Brigade High Income Fund	Schedule of Investments

September 30, 2025

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Financials (10.44%) (continued)
Intesa Sanpaolo SpA(e)(h)	1Y US TI + 2.75%	6/1/2042	$4,250,000	$3,603,203
Jefferies Finance LLC / JFIN Co.-Issuer Corp.(h)	6.625%	10/15/2031	2,415,000	2,431,023
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.(h)	4.250%	2/1/2027	1,890,000	1,873,362
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.(h)	4.750%	6/15/2029	1,380,000	1,354,360
LD Holdings Group LLC(h)	6.125%	4/1/2028	2,815,000	2,596,838
LD Holdings Group LLC(h)	8.750%	11/1/2027	1,336,000	1,320,608
Midcap Financial Issuer Trust(h)	6.500%	5/1/2028	2,350,000	2,332,816
Midcap Financial Issuer Trust(h)	5.625%	1/15/2030	2,235,000	2,106,036
Navient Corp.	5.625%	8/1/2033	2,110,000	1,921,181
Navient Corp.	5.500%	3/15/2029	805,000	788,721
OneMain Finance Corp.	7.500%	5/15/2031	3,810,000	3,981,450
OneMain Finance Corp.	7.125%	11/15/2031	1,855,000	1,922,429
OneMain Finance Corp.	5.375%	11/15/2029	1,615,000	1,596,831
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer(h)	4.875%	5/15/2029	2,610,000	2,539,601
PennyMac Financial Services, Inc.(h)	5.750%	9/15/2031	4,880,000	4,827,491
PennyMac Financial Services, Inc.(h)	4.250%	2/15/2029	2,890,000	2,795,946
Rocket Cos., Inc.(h)	6.375%	8/1/2033	2,170,000	2,240,525
Service Properties Trust	4.950%	10/1/2029	485,000	427,908
Service Properties Trust	4.375%	2/15/2030	5,190,000	4,415,250
Service Properties Trust(h)	8.625%	11/15/2031	1,490,000	1,581,873
Service Properties Trust(h)		9/30/2027	645,000	568,761
Starwood Property Trust, Inc.(h)	3.625%	7/15/2026	4,335,000	4,285,702
UniCredit SpA(e)(h)	US SWAP + 3.703%	6/19/2032	2,500,000	2,539,396
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC(h)	6.000%	1/15/2030	935,000	847,129
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC(h)	10.500%	2/15/2028	1,247,000	1,315,606
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC(h)	6.500%	2/15/2029	880,000	826,773
Walker & Dunlop, Inc.(h)	6.625%	4/1/2033	1,975,000	2,032,696
Total Financials				95,810,211

Industrials (2.74%)
Ball Corp.	3.125%	9/15/2031	2,900,000	2,632,476
Builders FirstSource, Inc.(h)	6.375%	3/1/2034	2,050,000	2,114,062
Coherent Corp.(h)	5.000%	12/15/2029	3,045,000	2,997,041
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC(h)	6.750%	4/1/2032	2,170,000	2,228,881
Smyrna Ready Mix Concrete LLC(h)	8.875%	11/15/2031	2,660,000	2,810,184
Standard Building Solutions, Inc.(h)	6.500%	8/15/2032	2,735,000	2,806,794
TransDigm, Inc.(h)	7.125%	12/1/2031	6,185,000	6,449,718
TransDigm, Inc.(h)	6.630%	3/1/2032	1,240,000	1,276,158
Trivium Packaging Finance BV(h)	8.250%	7/15/2030	1,730,000	1,846,637
Total Industrials				25,161,951

Technology (1.24%)
Cloud Software Group, Inc.(h)	9.000%	9/30/2029	335,000	347,452
Cloud Software Group, Inc.(h)	8.250%	6/30/2032	1,690,000	1,793,512
CoreWeave, Inc.(h)	9.250%	6/1/2030	3,885,000	4,016,713
Mavenir Converts(a)(d)(g)	20.000 (20.00 PIK)%	7/25/2055	942,007	2,881,601
Pitney Bowes, Inc.(h)	6.875%	3/15/2027	690,000	693,667
Pitney Bowes, Inc.(h)	7.250%	3/15/2029	1,660,000	1,684,564
Total Technology				11,417,509

See Notes to Financial Statements and Financial Highlights.

8	www.brigadefunds.com

Brigade High Income Fund	Schedule of Investments

September 30, 2025

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Utilities (1.22%)
Calpine Corp.(h)	4.625%	2/1/2029	$2,315,000	$2,291,037
Edison International, Series A(e)(i)	5Y US TI + 4.698%	12/31/2049	2,460,000	2,392,587
NRG Energy, Inc.(h)	5.750%	1/15/2034	725,000	724,290
NRG Energy, Inc.(h)	6.000%	1/15/2036	1,570,000	1,570,573
Vistra Corp.(e)(h)(i)	5Y US TI + 5.74%	12/31/2049	3,400,000	3,453,013
Vistra Operations Co. LLC(h)	5.625%	2/15/2027	725,000	725,274
Total Utilities				11,156,774

TOTAL CORPORATE BONDS
(Cost 516,128,181)				525,367,960

RIGHTS AND WARRANTS (0.00%)
Technology (0.00%)
Mavenir Warrants Tier 1, Strike Price: $1.00(a)(d)		12/31/2049	$181	$2
Mavenir Warrants Tier 2, Strike Price: $1.00(a)(d)		12/31/2049	353	3
XPLORE CVR, Strike Price: $–(a)(d)		12/31/2049	5,390	1
TOTAL RIGHTS AND WARRANTS
(Cost $445)				6

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (8.43%)
State Street Institutional US Government Money Market Fund, Premier Class	4.086%	77,399,395	$77,399,395

TOTAL SHORT TERM INVESTMENTS
(Cost $77,399,395)			77,399,395

TOTAL INVESTMENTS (100.92%)
(Cost $923,266,896)			$925,495,867

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.92%)			(7,270,839)

NET ASSETS (100.00%)			$918,225,028

(a)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets. Additional information on Level 3 assets can be found in Note 2. Significant Accounting Policies in the Notes to Financial Statements section.
(b)	Non-income producing security.
(c)	Security deemed to be restricted as of September 30, 2025. As of September 30, 2025, the fair value of restricted securities in the aggregate was $33,775,650 representing 3.68% of the Fund’s net assets. Additional information on restricted securities can be found in Note 2. Significant Accounting Policies in the Notes to Financial Statements section.
(d)	Security deemed to be illiquid under the procedures utilized by the valuation designee. As of September 30, 2025, the fair value of illiquid securities in the aggregate was $60,100,175 representing 6.55% of the Fund's net assets.
(e)	Floating or variable rate security. The reference rate is described below. The rate in effect as of September 30, 2025 is based on the reference rate plus the displayed spread as of the securities last reset date.

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2025	9

Brigade High Income Fund	Schedule of Investments

September 30, 2025

(f)	Represents an unfunded loan commitment. The rate disclosed is equal to the commitment fee. The negative fair value, if applicable, is due to the discount received in excess of the principal amount of the unfunded commitment. (See Note 2). At September 30, 2025, the Fund had unfunded commitments shown below:

Investment	Par Value	Unrealized Gain(loss)	Market Value
ModivCare DIP DD	$217,727	$(6,532)	$211,195
Peninsula Pacific Entertainment DD	341,772	(854)	340,918
Sizzling Platter DD	629,703	(11,335)	618,368
Total	$1,189,202	$(18,721)	$1,170,481

(g)	Payment in-kind.
(h)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2025 the fair value of securities restricted under Rule 144A in the aggregate was $427,927,989, representing 46.60% of net assets.
(i)	Security is a perpetual bond.

Investment Abbreviations:

SOFR - Standard Overnight Financing Rate

Rates:

3M EUR L - 3 Month EURIOBOR as of September 30, 2025 was 2.03%

1M SOFR - 1 Month SOFR as of September 30, 2025 was 4.31%

3M SOFR - 3 Month SOFR as of September 30, 2025 was 4.35%

6M SOFR - 6 Month SOFR as of September 30, 2025 was 4.37%

1Y US TI - 1 Year US Treasury Index as of September 30, 2025 was 3.68%

5Y US TI - 5 Year US Treasury Index as of September 30, 2025 was 3.74%

US Swap Rate as of September 30, 2025 was 5.861%

3M CME SOFR - 3 Month CME SOFR as of September 30, 2025 was 3.97%

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management. This definition may not apply for purposes of this report, which may use a different classification system or may combine industry sub-classifications for reporting ease. Industries are shown as a percent of the Fund's net assets. (Unaudited)

See Notes to Financial Statements and Financial Highlights.

10	www.brigadefunds.com

Brigade High Income Fund	Schedule of Investments

September 30, 2025

DERIVATIVE INSTRUMENTS

CREDIT DEFAULT SWAP CONTRACTS - BUY PROTECTION (CENTRALLY CLEARED)(1)(2)(3)

Reference Obligations	Counterparty	Fixed Deal Receive Rate	Currency	Maturity Date	Implied Credit Spread at September 30, 2025	Notional Amount	Value	Upfront Premiums Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Markit CDX North America High Yield Index, Series 44	JP Morgan	5.00%	USD	6/20/30	3.19%	$30,900,000	$(2,495,175)	$1,692,325	$(802,850)
							$(2,495,175)	$1,692,325	$(802,850)

Credit default swaps pay quarterly.

(1)	For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(2)	For centrally cleared swaps, implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap contracts as of period will serve as an indicator of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.

(3)	For centrally cleared swaps, the notional amount represents the maximum potential the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the Markit CDX North America Investment Grade Index Series 44.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Settlement Date	Receiving Currency	Receiving Value	Delivering Currency	Delivering Value	Unrealized Appreciation/ (Depreciation)
State Street Corporation	12/18/25	USD	$836,194	CAD	$825,776	$10,418
State Street Corporation	12/18/25	USD	5,521,906	EUR	5,511,157	10,749
State Street Corporation	12/18/25	USD	2,229,880	GBP	2,207,185	22,695
						$43,862

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2025	11

Brigade High Income Fund	Statement of Assets and Liabilities

September 30, 2025

ASSETS:
Investments, at value (Cost $923,266,896)(a)	$925,495,867
Cash and cash equivalents	5,296,547
Foreign currency, at value (Cost $1,107)	1,109
Unrealized gain on forward contracts	43,862
Deposits held with broker for swaps	1,433,885
Receivable for investments sold	2,355,311
Receivable for shares sold	2,000,000
Dividends and interest receivable	11,311,094
Other assets	25,360
Total Assets	947,963,035

LIABILITIES:
Variation margin on centrally cleared swaps	29,077
Payable for administration and transfer agent fees	81,898
Payable for investments purchased	29,346,551
Payable to adviser	233,244
Payable for printing fees	6,280
Payable for professional fees	25,553
Payable to Chief Compliance Officer fees	2,568
Accrued expenses and other liabilities	12,836
Total Liabilities	29,738,007
NET ASSETS	$918,225,028

NET ASSETS CONSIST OF:
Paid-in capital (Note 5)	$924,595,673
Total distributable earnings/(deficit)	(6,370,645)
NET ASSETS	$918,225,028

PRICING OF SHARES(b)
Founders: Class:
Net Asset Value, offering and redemption price per share	$10.05
Net Assets	$918,212,021
Shares of beneficial interest outstanding	91,334,787
Institutional: Class:
Net Asset Value, offering and redemption price per share	$10.04	*
Net Assets	$13,007
Shares of beneficial interest outstanding	1,295

(a)	Includes unrealized appreciation/(depreciation) on unfunded loaned commitments of $(18,721).
(b)	A 1% redemption fee is applied to any shares sold or exchanged within 60 days of purchase.
*	Does not recalculate to actual daily NAV of 10.05 due to rounding of shares and assets for presentation purposes.

See Notes to Financial Statements and Financial Highlights.

12	www.brigadefunds.com

Brigade High Income Fund	Statement of Operations

For the Year Ended September 30, 2025

INVESTMENT INCOME:
Interest	$70,882,729
Total Investment Income	70,882,729
EXPENSES:
Investment advisory fees (Note 6)	3,452,316
Fund Accounting and Administration fees	415,151
Co-administration fees	345,232
Custody fees	29,439
Legal fees	71,810
Audit and tax fees	41,050
Transfer agent fees	8,798
Trustees' fees and expenses	73,392
Registration and filing fees	44,103
Printing fees	19,337
Chief Compliance Officer fees	30,608
Insurance fees	12,549
Other expenses	19,841
Total Expenses	4,563,626
Less fees waived/reimbursed by investment adviser (Note 6)
Founders Class	(963,427)
Institutional Class	(12)
Net Expenses	3,600,187
NET INVESTMENT INCOME	67,282,542
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain/(loss) on:
Investments	(8,104,457)
Forward foreign currency contracts	(200,335)
Swap contracts	(416,264)
Foreign currency transactions	(192,103)
Net realized loss	(8,913,159)
Change in unrealized appreciation/(depreciation) on:
Investments	(3,715,513)
Forward foreign currency contracts	43,862
Swap contracts	(802,850)
Translation of asset and liabilities denominated in foreign currency	36,097
Net change	(4,438,404)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCY	(13,351,563)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$53,930,979

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2025	13

Brigade High Income Fund	Statements of Changes in Net Assets

	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
OPERATIONS:
Net investment income	$67,282,542	$54,871,316
Net realized gain/(loss) on investments and foreign currency	(8,913,159)	12,643,456
Net change in unrealized appreciation/(depreciation) on investments and foreign currency	(4,438,404)	5,562,383
Net increase in net assets resulting from operations	53,930,979	73,077,155

DISTRIBUTIONS TO SHAREHOLDERS
Founders Class	(78,502,858)	(58,815,049)
Institutional Class	(1,420)	(1,268)
Total distributions	(78,504,278)	(58,816,317)

BENEFICIAL SHARE TRANSACTIONS (Note 5):
Founders Class
Shares sold	369,045,649	118,771,360
Dividends reinvested	78,109,475	58,310,737
Shares redeemed	(84,835,000)	(87,419,089)
Net increase from beneficial share transactions	362,320,124	89,663,008
Institutional Class
Shares sold	17	–
Dividends reinvested	1,419	1,267
Shares redeemed	(14)	–
Net increase from beneficial share transactions	1,422	1,267
Net increase in net assets	337,748,247	103,925,113

NET ASSETS:
Beginning of year	580,476,781	476,551,668
End of year	$918,225,028	$580,476,781

See Notes to Financial Statements and Financial Highlights.

14	www.brigadefunds.com

Brigade High Income Fund	Financial Highlights

Founders Class	For a Share Outstanding Throughout the Periods Presented

	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Period Ended September 30, 2023 (a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.46	$10.18	$10.00

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	0.98	1.10	0.43
Net realized and unrealized gain/(loss) on investments	(0.21)	0.36	0.04
Total from investment operations	0.77	1.46	0.47

LESS DISTRIBUTIONS:
From net investment income	(0.97)	(1.17)	(0.29)
From net realized gains on investments	(0.21)	(0.01)	–
Total Distributions	(1.18)	(1.18)	(0.29)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.41)	0.28	0.18
NET ASSET VALUE, END OF PERIOD	$10.05	$10.46	$10.18

TOTAL RETURN(c)	7.82%	15.34%	4.74%

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$918,212	$580,465	$476,541

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	0.66%	0.69%	0.74	%(d)
Operating expenses including reimbursement/waiver	0.52%	0.52%	0.52	%(d)
Net investment income including reimbursement/waiver	9.72%	10.75%	10.27	%(d)
PORTFOLIO TURNOVER RATE	29%	49%	8	%(e)

(a)	For the period May 2, 2023 (Commencement of Operations) to September 30, 2023.
(b)	Calculated using the average shares method.
(c)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2025	15

Brigade High Income Fund	Financial Highlights

Institutional Class	For a Share Outstanding Throughout the Periods Presented

	For the Year Ended September 30, 2025		For the Year Ended September 30, 2024	For the Period Ended September 30, 2023 (a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.46		$10.18	$9.98

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	0.99		1.08	0.42
Net realized and unrealized gain/(loss) on investments	(0.23)		0.37	0.06
Total from investment operations	0.76		1.45	0.48

LESS DISTRIBUTIONS:
From net investment income	(0.96)		(1.16)	(0.28)
From net realized gains on investments	(0.21)		(0.01)	–
Total Distributions	(1.17)		(1.17)	(0.28)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.41)		0.28	0.20
NET ASSET VALUE, END OF PERIOD	$10.05		$10.46	$10.18

TOTAL RETURN(c)	7.78%		15.14%	4.89%

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$13		$12	$10

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	0.66%		0.69%	0.75	%(d)
Operating expenses including reimbursement/waiver	0.56	%(e)	0.69%	0.75	%(d)
Net investment income including reimbursement/waiver	9.74%		10.57%	9.94	%(d)
PORTFOLIO TURNOVER RATE	29%		49%	8	%(f)

(a)	For the period May 5, 2023 (Commencement of Operations) to September 30, 2023.
(b)	Calculated using the average shares method.
(c)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Annualized.
(e)	The expense cap for the Institutional Class was reduced from 0.75% to 0.52% effective February 1, 2025.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

16	www.brigadefunds.com

Brigade High Income Fund	Notes to Financial Statements and Financial Highlights

September 30, 2025

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This annual report describes the Brigade High Income Fund (the “Fund”). The Fund is diversified, and its investment objective is current income, with capital appreciation as a secondary objective. The Fund currently offers Founders Class shares that commenced operations on May 2, 2023 and Institutional Class shares that commenced operations on May 5, 2023. Each share class has identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board” or “Trustees”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable or otherwise not representative of market conditions at the time of the valuation determination, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security. High yield bonds and notes are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Loans are primarily valued by using a composite loan price from a nationally recognized loan pricing service. The methodology used by the Fund’s nationally recognized loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more third party pricing services or dealers.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Money market funds, representing short-term investments, are valued at their Net Asset Value (“NAV”).

Credit Default Swaps(“CDS”) are valued using prices provided by a nationally recognized CDS pricing service. The valuation method utilizes data collected from market makers and other sources, supports price discovery, risk management, and independent valuation of CDS contracts across single names, indices, and tranches. For centrally cleared swaps, the daily change in valuation, and upfront payments, if any, is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities.

Currency Forward Contracts are valued using a nationally recognized valuation service. The provider incorporates currency spot rates and interest rate differentials between the two currencies for the contract’s tenor.

When such prices or quotations are not available, or when the valuation designee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Annual Report | September 30, 2025	17

Brigade High Income Fund	Notes to Financial Statements and Financial Highlights

September 30, 2025

Unfunded Commitments – The Fund may enter into unfunded loan commitments, which are contractual obligations for future funding, such as delayed draw term loans or revolving credit arrangements. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. Unfunded loan commitments and funded portions of credit agreements are marked-to-market.

As of September 30, 2025, the Fund had unfunded commitments of $1,189,202.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

18	www.brigadefunds.com

Brigade High Income Fund	Notes to Financial Statements and Financial Highlights

September 30, 2025

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2025:

Brigade High Income Fund

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Communications	$–	$–	$856,552	$856,552
Consumer, Cyclical	–	–	694,567	694,567
Consumer, Non-cyclical	–	7,589,059	18,662	7,607,721
Technology	–	2,047,871	863,256	2,911,127
Preferred Stocks
Consumer, Cyclical	–	–	1,520,423	1,520,423
Bank Loans
Basic Materials	–	14,813,248	–	14,813,248
Communications	–	25,095,102	4,080,000	29,175,102
Consumer, Cyclical	–	68,723,436	1,030,817	69,754,253
Consumer, Non-cyclical	–	97,571,236	–	97,571,236
Energy	–	15,351,623	–	15,351,623
Financials	–	24,624,597	–	24,624,597
Industrials	–	15,373,315	–	15,373,315
Technology	–	32,568,215	2,471,722	35,039,937
Utilities	–	3,987,536	–	3,987,536
Convertible Bonds
Consumer, Cyclical	–	90,150	–	90,150
Consumer, Non-cyclical	–	3,357,119	–	3,357,119
Corporate Bonds
Basic Materials	–	52,002,139	–	52,002,139
Communications	–	99,614,490	–	99,614,490
Consumer, Cyclical	–	77,165,312	–	77,165,312
Consumer, Non-cyclical	–	94,431,621	–	94,431,621
Energy	–	58,607,953	–	58,607,953
Financials	–	95,810,211	–	95,810,211
Industrials	–	25,161,951	–	25,161,951
Technology	–	8,535,908	2,881,601	11,417,509
Utilities	–	11,156,774	–	11,156,774
Rights and Warrants	–	–	6	6
Short Term Investments	77,399,395	–	–	77,399,395
Total	$77,399,395	$833,678,866	$14,417,606	$925,495,867

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Forward Contracts	$–	$43,862	$–	$43,862
Liabilities
Credit Default Swaps*	–	(802,850)	–	(802,850)
Total	$–	$(758,988)	$–	$(758,988)

*	The value presented in this table represents the unrealized appreciation/(depreciation) of the contract(s)

Annual Report | September 30, 2025	19

Brigade High Income Fund	Notes to Financial Statements and Financial Highlights

September 30, 2025

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Asset Type	Common Stocks	Bank Loans	Corporate Bonds	Rights And Warrants	Preferred Stocks	Total
Balance as of September 30, 2024	$944,242	$2,128,841	$–	$–	$–	$3,073,083
Accrued discount/ premium	–	27,346	(1,071,196)	–	–	(1,043,850)
Return of Capital	–	–	–	–	–	–
Realized Gain/(Loss)	–	(2,372,199)	–	–	–	(2,372,199)
Change in Unrealized Appreciation/Depreciation	(212,560)	2,242,172	1,049,699	6	–	3,079,317
Purchases	1,035,916	7,582,540	2,903,098	–	1,520,423	13,041,977
Sales Proceeds	(1)	(2,026,161)	–	–	–	(2,026,162)
Transfer into Level 3(a)	665,440	–	–	–	–	665,440
Transfer Out of Level 3	–	–	–	–	–	–
Balance as of September 30, 2025	$2,433,037	$7,582,539	$2,881,601	$6	$1,520,423	$ 14, 417,606
Net change in unrealized appreciation/(depreciation) included in the Statement of Operations attributable to Level 3 investments held at September 30, 2025	$(240,341)	$–	$1,049,699	$–	$–	$809,358

20	www.brigadefunds.com

Brigade High Income Fund	Notes to Financial Statements and Financial Highlights

September 30, 2025

The following table summarizes the significant unobservable inputs the Fund used to value its investments categorized within Level 3 as of September 30, 2025. In addition to the techniques and inputs noted in the table below, according to the Fund’s valuation policy, other valuation techniques and methodologies when determining the Fund’s fair value measurements may be used. The below table is not intended to be all inclusive, but rather provide information on the significant unobservable inputs as they relate to the Fund’s determination of fair values.

Assets (at fair value)	Fair Value at September 30, 2025	Valuation Technique(s)	Unobservable Inputs(1)	Value/Range
Common Stocks	$863,256	Market Approach	EBITDA	$428.0m
			EBITDA multiple	3.125x-3.50x
	18,662	Estimated recovery model	Escrow	$2.5m
			Discount Rate	35%
	844,729	Market Approach	EBITDA	$65.9m
			EBITDA Multiple	13.00x
	11,823	Liquidity Discount	Discount Rate	15%
	665,440	Recent Transaction	Transaction Price	$4.00
	29,127	Market Approach	EBITDA	$11.0m-$54.0m
			EBITDA multiple	6.50x-10.00x
Total Common Stocks	$2,433,037
Bank Loans	$4,080,000	Discounted cash flow model	Implied credit spread	5.50%
	1,030,817	Market Approach	EBITDA	$11.0m-$54.0m
			EBITDA Multiple	6.50x-10.00x
	2,471,722	Market Approach	EBITDA	$116m
			EBITDA Multiple	6.00x
Total Bank Loans	$7,582,539
Preferred Stocks	$1,520,423	Market Approach	EBITDA	$11.0m-$54.0m
			EBITDA Multiple	6.50x-10.00x
Total Preferred Stocks	$1,520,423
Corporate Bonds	$2,881,601	Market Approach	EBITDA	$116m
			EBITDA Multiple	6.00x
Total Corporate Bonds	$2,881,601

(1)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable	Input Impact to Value if Input Increases	Impact to Value if Input Decreases
EBITDA	Increase	Decrease
EBITDA Multiple	Increase	Decrease
Escrow	Increase	Decrease
Discount Rate	Decrease	Increase
Implied credit spread	Decrease	Increase
Transaction Price	Increase	Decrease

*	Rights and warrants have been intentionally excluded from the table based on materiality.

Cash & Cash Equivalents: The Fund considers its investment in a Federal Deposit Insurance Corporation ("FDIC") insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Fund maintains cash balances, which, at times may exceed federally insured limits. The Fund maintains these balances with a high quality financial institution.

Concentration of Credit Risk: The Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities. Please see the Fund’s prospectus and statement of additional information for information regarding the risks associated with an investment in the Fund, including certain risks described below.

Annual Report | September 30, 2025	21

Brigade High Income Fund	Notes to Financial Statements and Financial Highlights

September 30, 2025

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund in the Trust. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees’ fees and expenses.

Fund Expenses: Some expenses can be directly attributed to the Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class.

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Fund is not subject to income taxes to the extent such distributions are made.

As of and during the year ended September 30, 2025, the Fund did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. The Fund files U.S. federal, state and local income tax returns as required. The Fund’s tax return is subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. The Fund’s administrator has analyzed the Fund’s tax positions and has concluded that as of September 30, 2025, no provision for income tax is required in the Fund’s financial statements related to these tax positions.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned using the effective yield method. Dividend income is recognized on the ex-dividend date. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statement of Operations.

Distributions to Shareholders: The Fund normally pays dividends, if any, monthly, and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including short term capital gains. Long term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than one year. The Fund may make additional distributions and dividends at other times if its investment advisor has determined that doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

Loan Assignments: The Fund acquires loans via loan assignments. The Fund considers loans acquired via assignment to be investments in debt instruments. When the Fund purchases loans from lenders via assignment, the Fund will acquire direct rights against the borrower on the loan except that under certain circumstances such rights may be more limited than those held by the assigning lender.

Loans and debt instruments are subject to credit risk. Credit risk relates to the ability of the borrower under such fixed income instruments to make interest and principal payments as they become due.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to sell. The Fund may not be able to sell these investments at the best prices or at the value the Fund places on them. In such a market, the value of such investments, and as a result the Fund’s share price, may fall dramatically, even during periods of declining interest rates. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The market for high yield securities in particular may be less liquid than higher quality fixed income securities, and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of fixed income securities held by the Fund may be lowered if an issuer’s financial condition changes. High yield or junk bonds as well as other debt securities issued by below investment grade issuers are typically more susceptible to these risks than debt of higher quality issuers. Furthermore, a significant amount of the Fund’s net asset value is expected to be invested in the lower-rated segment of the high yield market (rated B and below), which investments generally involve greater credit risk than high yield securities that are rated BBB and above.

22	www.brigadefunds.com

Brigade High Income Fund	Notes to Financial Statements and Financial Highlights

September 30, 2025

Restricted Securities: Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by a fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Fund will not incur any registration costs upon such resale. The Fund’s restricted securities are valued at the price provided by pricing services or dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund’s adviser or pursuant to the Fund’s fair value policy, subject to oversight by the Board. The Fund has acquired certain securities, the sale of which is restricted under applicable provisions of the Securities Act of 1933. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.

Description	Security Type	Acquisition Date	Acquisition Cost	Fair Value	% of Net Assets
Avaya Holdings Corp.	Common Stock	5/10/23-5/12/23	$775,525	$863,256	0.09%
Applogic	Common Stock	3/4/25	955,310	636,873	0.07%
Beasley Broadcast Group, Inc.	Common Stock	11/14/24	27,803	11,823	0.00%
Nutrisystem TL 4/19/30	Bank Loan	12/19/24-4/28/25	3,935,229	4,036,604	0.44%
Nutrisystem TL 10/19/30	Bank Loan	12/23/24-9/20/25	4,372,080	5,192,428	0.57%
Avaya Inc. 8/1/28	Bank Loan	5/4/23-9/9/25	7,403,329	7,131,567	0.78%
Beasley Mezzanine Holdings LLC 8/1/28	Corporate Bond	11/14/24-7/8/25	1,960,900	1,257,995	0.14%
Urban One, Inc. 2/1/28	Corporate Bond	5/4/23-5/7/25	5,802,027	3,764,257	0.41%
Zayo Group Holdings, Inc. 3/9/30	Corporate Bond	9/26/25	1,580,626	1,572,478	0.17%
Akumin, Inc. 8/1/27	Corporate Bond	2/26/24-5/16/25	7,022,454	7,770,570	0.84%
Akumin, Inc. 8/1/28	Corporate Bond	2/26/24-10/8/24	248,876	274,439	0.03%
Shelf Drilling Holdings, Ltd 4/15/29	Corporate Bond	4/8/25-7/8/25	927,215	1,263,360	0.14%
				$33,775,650

Restricted securities under Rule 144A, including the aggregate value and percentage of net assets of the Fund, have been identified in the Schedule of Investments.

Counterparty and Settlement Risk: To the extent the Fund invests in participations, assignments, swaps, repurchase agreements, reverse-repurchase agreements, structured products, derivative or synthetic instruments, or other over-the-counter transactions or, in certain circumstances, in non-U.S. securities, the Fund may take a credit risk with regard to parties with whom it trades and may also bear the risk of settlement default. These risks may differ materially from those entailed in exchange-traded transactions which generally are backed by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered directly between two counterparties generally do not benefit from such protections and expose the parties to the risk of counterparty default.

Derivatives Risk: The Fund may invest in derivative securities for bona fide hedging purposes. A derivative security is a financial contract whose value is based on (or “derived from”) a traditional security (such as a bond) or a market index. The use of futures, options, repurchase agreements and other derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, and include leverage, volatility, liquidity, credit and tracking risks. Long options positions may expire worthless.

Credit Default Swaps: A credit default swap (CDS) is a financial contract that functions like an insurance policy against a borrower defaulting on a debt. The CDS buyer makes regular payments to the seller. In return, the seller agrees to compensate the buyer if the underlying debt issuer experiences a credit event, such as bankruptcy or failure to pay.

Annual Report | September 30, 2025	23

Brigade High Income Fund	Notes to Financial Statements and Financial Highlights

September 30, 2025

Forward Currency Contracts: A forward currency contract is a customized, over-the-counter agreement between two parties to exchange a specific amount of one currency for another at a predetermined exchange rate on a future date. These contracts are used to hedge against currency exchange rate risk, locking in a rate to provide certainty for future international transactions

Risk Exposure	Statement of Assets and Liabilities Location	Fair Value of Asset Derivatives	Statement of Assets and Liabilities Location	Depreciation on Contracts
Credit Risk (Swap Contracts)	Unrealized appreciation on swap contracts(a)	$–	Unrealized depreciation on swap contracts(a)	$(802,850)
Currency Risk (Forward Currency Contracts)	Unrealized gain on forward contracts	43,862	Unrealized loss on forward contracts	–
		$43,862		$(802,850)

(a)	Includes cumulative appreciation/depreciation on centrally cleared swaps

Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Gain/(Loss) on Derivatives Recognized in Income
Credit Risk (Swap Contracts)	Net realized gain/(loss) on swap contracts/Net change in unrealized depreciation on swap contracts	$(416,264)	$(802,850)
Currency Risk (Forward Currency Contracts)	Net realized loss on forward foreign currency contracts /Net change in unrealized depreciation on forward foreign currency contracts	$(200,335)	$43,862
Total		$(616,599)	$758,988

Derivative Type	Unit of Measurement	Monthly Average
Credit Default Swaps	Notional Amount of contracts outstanding	$19,575,000
Forward Currency Contracts	Value of contracts outstanding	$(4,855,950)

Currency Risk: The Fund’s investments that are denominated in a non-U.S. currency are subject to the risk that the value of a particular currency will change in relation to one or more other currencies. Among the factors that may affect currency values are trade balances, the level of short-term interest rates, differences in relative values of similar assets in different currencies, longterm opportunities for investment and capital appreciation and political developments.

3. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Fund. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end.

The tax character of distributions paid during the fiscal year ended September 30, 2025, were as follows:

	Ordinary Income	Long-Term Capital Gains
Brigade High Income Fund	$75,941,648	$2,562,630

24	www.brigadefunds.com

Brigade High Income Fund	Notes to Financial Statements and Financial Highlights

September 30, 2025

The tax character of distributions paid during the fiscal period ended September 30, 2024, were as follows:

	Ordinary Income	Long-Term Capital Gains
Brigade High Income Fund	$58,816,317	$–

Unrealized Appreciation and Depreciation on Investments: As of September 30, 2025, the aggregate costs of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation of instruments for federal tax purposes were as follows:

Brigade High Income Fund
Gross unrealized appreciation (excess of value over tax cost)	$34,383,178
Gross unrealized depreciation (excess of tax cost over value)	(32,596,527)
Net appreciation (depreciation) of foreign currency and derivatives	(3,548)
Net unrealized appreciation	$1,783,103
Cost of investments for income tax purposes	$923,709,646

The primary reasons for the temporary difference between book and tax basis unrealized is wash sales and the tax treatment of derivatives.

As of September 30, 2025, the components of distributable earnings on a tax basis were as follows:

Brigade High Income Fund
Undistributed Tax Exempt Income	–
Accumulated capital losses	(7,218,352)
Net unrealized appreciation	1,783,103
Other cumulative effect of timing differences	(935,396)
Total	$(6,370,645)

As of September 30, 2025, there were no permanent differences in book and tax accounting.

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of the current fiscal year end, the following amounts are available as carry forwards to the next tax year:

	Short Term	Long-Term
Brigade High Income Fund	$–	$7,218,352

The Fund elects to defer to the period ending September 30, 2026, late year ordinary losses during the period January 1, 2025 to September 30, 2025 in the amount of:

Amount
Brigade High Income Fund	$935,396

4. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities, during the year ended September 30, 2025, were as follows:

	Purchases of Securities	Proceeds from Sales of Securities
Brigade High Income Fund	$499,015,768	$191,707,910

5. BENEFICIAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Fund have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid for and are transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights. Neither the Fund nor any of its creditors have the right to require shareholders to pay any additional amounts solely because the shareholder owns the shares.

Annual Report | September 30, 2025	25

Brigade High Income Fund	Notes to Financial Statements and Financial Highlights

September 30, 2025

Shares redeemed within 60 days of purchase may incur a 1.00% short-term redemption fee deducted from the redemption amount. For the year ended September 30, 2025, the redemption fees charged by the Fund, if any, are presented in the Statements of Changes in Net Assets.

Transactions in common shares were as follows:

	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
Brigade High Income Fund
Founders Class
Shares sold	36,715,871	11,535,094
Shares issued in reinvestment of distributions to shareholders	7,737,968	5,711,353
Shares redeemed	(8,601,216)	(8,561,977)
Net increase in shares outstanding	35,852,623	8,684,470
Institutional Class
Shares sold	2	–
Shares issued in reinvestment of distributions to shareholders	141	124
Shares redeemed	(1)	–
Net increase in shares outstanding	142	124

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. Approximately 63% of the outstanding shares of the Fund are held by one omnibus account that owns shares on behalf of their underlying beneficial owners. Share transaction activities of these shareholders could have a material impact on the Funds.

6. MANAGEMENT AND RELATED PARTY TRANSACTIONS

Investment Advisory: Brigade Capital Management, LP (the “Adviser”), subject to the authority of the Board, is responsible for the management of the Fund’s portfolio. The Adviser manages the investments of the Fund in accordance with the Fund’s investment objective, policies and limitations and investment guidelines established jointly by the Adviser and the Board.

Pursuant to the Investment Advisory Agreement (the "Advisory Agreement") with the Adviser, the Fund pays the Adviser an annual management fee of 0.50% based on the Fund’s average daily net assets. The management fee is paid on a monthly basis. The current term of the Advisory Agreement is one year. The Board may extend the Advisory Agreement for additional one-year terms. The Board and the shareholders of the Fund may terminate the Advisory Agreement upon 30 days’ written notice. The Adviser may terminate the Advisory Agreement upon 60 days’ written notice.

The Adviser has appointed Brigade Capital UK, LLP as the Sub-Adviser to the Fund. Pursuant to a Sub-Advisory Agreement, it is determined that the Adviser and Fund will not pay any fees to the Sub-Adviser for providing services in accordance with such Agreement.

Pursuant to a fee waiver letter agreement (the “Fee Waiver Agreement”), the Adviser has contractually agreed to limit the amount of the Fund’s Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, shareholder servicing fees, brokerage expenses, interest expenses, taxes and extraordinary expenses) to an annual rate of 0.52% of the Fund’s average daily net assets for each class. Prior to February 1, 2025, the fund’s expense limitation for the Institutional Class was 0.75%. The Fee Waiver Agreement is in effect through at least January 31, 2027, and will automatically continue upon approval by the Board for successive twelve-month periods unless (i) it is terminated earlier by the Board of Trustees, or (ii) the Adviser provides at least 30 days written notice of its non-continuance prior to the end of the then effective term. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement (whether through reduction of its co-administration or management fee or otherwise) only to the extent that the Fund's expenses in later periods do not exceed the lesser of: (1) the contractual expense limit in effect at the time the Adviser waives or limits the expenses; or (2) the contractual expense limit in effect at the time the Adviser seeks to recover the expenses; provided, however, that the Fund will not be obligated to pay any such deferred fees or expenses more than three years after the date on which the fee and expense was reduced, as calculated on a monthly basis. The Adviser may not discontinue this waiver without the approval by the Trust's Board. Fees waived or reimbursed for the year ended September 30, 2025, are disclosed in the Statement of Operations.

As of September 30, 2025, the balances of recoupable expenses for the Fund were as follows:

Brigade High Income Fund	Expiring in 2026	Expiring in 2027	Expiring in 2028
Founders Class	$271,778	$863,781	$963,427
Institutional Class	—	—	$12

26	www.brigadefunds.com

Brigade High Income Fund	Notes to Financial Statements and Financial Highlights

September 30, 2025

Administrator: ALPS Fund Services, Inc. (“ALPS”) (an affiliate of ALPS Distributors, Inc.) serves as administrator to the Fund. The Fund has agreed to pay expenses incurred in connection with its administrative activities. Pursuant to the Services Agreement with the Trust, ALPS will provide operational services to the Fund including, but not limited to, fund accounting and fund administration and generally assist in the Fund’s operations. The Fund’s administration fee is accrued on a daily basis and paid monthly. The officers of the Trust are employees of ALPS. Administration fees paid by the Fund for the year ended September 30, 2025, are disclosed in the Statement of Operations. ALPS is reimbursed by the Fund for certain out-of-pocket expenses.

Brigade Capital Management, LP serves as co-administrator to the Fund. Pursuant to the Co-Administration Agreement, the Fund pays the co-administrator an annual fee of 0.05% based on the Fund's average daily net assets. Co-administration fees paid by the Fund for the year ended September 30, 2025, are disclosed in the Statement of Operations.

Transfer Agent: ALPS serves as transfer agent for the Fund under a Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund plus fees for open accounts and is reimbursed for certain out-of-pocket expenses.

Compliance Services: ALPS provides Chief Compliance Officer services to the Fund to monitor and test the policies and procedures of the Fund in conjunction with requirements under Rule 38a-1 of the 1940 Act pursuant to Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund and is reimbursed for certain out-of-pocket expenses.

Distribution: ALPS Distributors, Inc. (the “Distributor”) (an affiliate of ALPS) acts as the principal underwriter of the Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares of the Fund are offered on a continuous basis through the Distributor, as agent of the Fund. The Distributor is not obligated to sell any particular amount of shares and is not entitled to any compensation for its services as the Fund’s principal underwriter pursuant to the Distribution Agreement.

7. TRUSTEES AND OFFICERS

As of September 30, 2025, there were four Trustees, each of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”). The Independent Trustees of the Trust and, if any, Interested Trustees who are not currently employed by the Adviser, ALPS or other service providers will receive a quarterly retainer of $16,250, plus $5,000 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended. Additionally, the Audit Committee Chair receives a quarterly retainer of $1,875 and the Independent Chair receives a quarterly retainer of $4,250. These fees are allocated proportionately among the multiple portfolios/series of the Trust. The Independent Trustees and, if any, Interested Trustees who are not currently employed by the Adviser, ALPS or other service providers are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

Officers of the Trust receive no salary or fees from the Trust. As discussed in Note 6, the Fund pays ALPS an annual fee for compliance services.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

9. RECENT ACCOUNTING PRONOUNCEMENT

The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the year. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or results of operations. ASU 2023-07 establishes standards for reporting information about operating segments on a basis consistent with the Fund’s internal organizational structure.

The Fund uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Fund’s chief operating decision maker (“CODM”) for making decisions, allocating resources, and assessing performance. The Fund’s CODM has been identified as the Chief Financial Officer (CFO) and Treasurer, who reviews the results presented within the Fund’s financial statements when making decisions about allocating resources and assessing performance of the Fund. The CODM determined that the Fund has only one operating segment as defined by ASU 2023-07. This is supported by the single investment strategy of the Fund, against which the CODM assesses performance.

10. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Asset and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

Annual Report | September 30, 2025	27

Brigade High Income Fund	Report of Independent Registered Public Accounting Firm

To the Shareholders of Brigade High Income Fund and

Board of Trustees of ALPS Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Brigade High Income Fund (the “Fund”), a series of ALPS Series Trust, as of September 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and the period May 2, 2023 (commencement of operations) through September 30, 2023, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and the period May 2, 2023 (commencement of operations) through September 30, 2023, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian, agent banks, transfer agents, issuers, and brokers; when replies were not received from agent banks, transfer agents or brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.

Cleveland, Ohio

November 26, 2025

28	www.brigadefunds.com

Brigade High Income Fund	Tax Designations

September 30, 2025 (Unaudited)

Qualified Dividend Income

The percentage of ordinary income dividends distributed during the calendar year ended December 31, 2024 are designated as qualified dividend income (QDI) as defined in Section 1(h)(11) of the Internal Revenue Code in the following percentages:

Amount
Brigade High Income Fund	0%

Dividends Received Deduction

For corporate shareholders, the following ordinary dividends paid during the calendar year ended December 31, 2024 qualify for the corporate dividends received deduction:

Amount
Brigade High Income Fund	0%

Annual Report | September 30, 2025	29

Brigade High Income Fund	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

September 30, 2025 (Unaudited)

There were no changes in or disagreements with accountants during the period covered by this report.

30	www.brigadefunds.com

Brigade High Income Fund	Proxy Disclosures

September 30, 2025 (Unaudited)

Not applicable to the period covered by this Report.

Annual Report | September 30, 2025	31

Brigade High Income Fund	Remuneration Paid to Trustees, Officers, and Others of Open-End Management Investment Companies

September 30, 2025 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Fund for the period ended September 30, 2025:

Trustee	Amount Paid
Ward Armstrong	$19,843.16
J.W. Hutchens	16,535.96
Merrillyn Kosier	16,535.96
Patrick Seese	17,995.02
Total	$70,910.10

32	www.brigadefunds.com

Brigade High Income Fund	Statement Regarding Basis for Approval of Investment Advisory Contract

September 30, 2025 (Unaudited)

On February 4, 2025, the Board of Trustees (the “Board”) of ALPS Series Trust (the “Trust”) met in person to discuss, among other things, the renewal and approval of the Investment Advisory Agreement between the Trust and Brigade Capital Management, LP. (“Brigade”) and the renewal of the Investment Sub-Advisory Agreement between Brigade and Brigade Capital UK (“Brigade UK”) in accordance with Section 15(c) of the 1940 Act (collectively, the “Brigade Agreements”). The Independent Trustees met with independent legal counsel during executive session and discussed the Brigade Agreements and other related materials.

In anticipation of and as part of the process to consider the renewal of the Brigade Agreements, legal counsel to the Trust requested certain information from Brigade. In response to these requests, the Trustees received reports from Brigade that addressed specific factors to be considered by the Board. The Board also received from independent legal counsel memoranda regarding the Board’s responsibilities pertaining to the approval of advisory contracts. Further, the Board met with representatives of Brigade and discussed the services of the firm provided pursuant to the Brigade Agreements, as well as the information provided by Brigade, for itself and with respect to Brigade UK.

In evaluating Brigade and the fees charged under the Brigade Agreements, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to renew the Brigade Agreements. Further, the Independent Trustees were advised by independent legal counsel throughout the process. The following summary does not identify all the matters considered by the Board, but provides a summary of the principal matters the Board considered.

Nature, Extent and Quality of the Services: The Trustees received and considered information regarding the nature, extent and quality of services provided, pursuant to the Brigade Agreements. The Trustees reviewed certain background materials supplied by Brigade in its presentation, including its Form ADV, organizational structure, and ownership structure. The Trustees considered the background and significant experience of Brigade’s management team, led by its CIO and managing partner. They considered the combined experience of the senior investment team with an average experience of 22 years. They discussed Brigade’s fundamental research process, which emphasized free cash flow, asset coverage, and relative value. They also considered the global investment platform focused on below investment grade strategies, and the various credit strategies in which Brigade invested, and Brigade’s disciplined investment process.

The Trustees also reviewed the firm’s compliance record with the Trust. The Trustees then reviewed and discussed Brigade’s financial statements and the representations by the Brigade management team that it was able to continue to provide quality services to the Fund. The Trustees concluded that they were satisfied with the nature, extent and quality of services rendered or to be rendered by Brigade and Brigade UK under the relevant Brigade Agreement.

Performance: The Trustees reviewed and considered the performance of the Brigade Fund over the 3-month, 1-year and since inception periods ended November 30, 2024. The review included a comparison of the Fund’s performance to the performance of a peer group of comparable funds, as identified by an independent provider of investment company data the (“Data Provider”).

The Trustees considered that each class of the Brigade Fund had outperformed the peer group median over each such period. The Trustees noted that performance of the Fund had produced favorable returns in Q4 2024. They considered the portfolio managers’ oversight of the performance of the Fund’s portfolio. The Trustees concluded that the Fund’s performance was acceptable.

Investment Advisory Fee Rate and Expense Ratio: The Trustees reviewed and considered the contractual annual advisory fee to be paid by the Fund to Brigade and the contractual annual sub-advisory fee to be paid by Brigade to Brigade UK in light of the nature, extent and quality of the advisory and sub-advisory services provided to the Fund. The Trustees considered the information they received comparing the Fund’s contractual annual advisory fee and overall expenses with those of funds in the peer group and universe of funds provided by the Data Provider, noting that the Data Provider peer group consisted of the Fund and other funds identified by the Data Provider as comparable to the Fund.

The Trustees noted that the contractual advisory fee of 0.50% was equal to that of one other fund in the peer group, being the lowest (least expensive) in the Fund’s peer group, the total net expense of 0.52% for each class of the Fund was the second lowest in the Fund’s peer group.

Comparable Accounts: The Trustees acknowledged that Brigade managed other funds that were charged lower fees but with different levels of service, and Brigade managed other funds using investment strategies with some common features as the strategies of the Fund that were charged similar fees. Bearing in mind the limitations of comparing different types of accounts and the different levels of service typically associated with such accounts, the Trustees determined that the fee structures applicable to Brigade’s other clients employing a comparable strategy to the Brigade Fund, were not indicative of any unreasonableness with respect to the advisory fee to be paid by the Fund or the sub-advisory fee to be paid to Brigade UK. The Trustees concluded that the fee payable by the Fund to Brigade and by Brigade to Brigade UK were not unreasonable.

Profitability: The Trustees received and considered a retrospective profitability analysis for 2024 and a projected profitability analysis for 2025 prepared by Brigade on a consolidated basis with Brigade UK based on the fees paid under the Brigade Agreements. The Trustees noted that the Fund was profitable to Brigade in 2024 and was projected to be profitable to Brigade in 2025. The Trustees concluded that the profits were not excessive.

Economies of Scale: The Trustees considered whether economies of scale in the provision of services to the Fund would be passed along to the shareholders under the Brigade Agreements. They considered statements by the Adviser representatives that as the Fund grows, the Adviser would incur additional costs to successfully implement the strategy. They noted that the size of the Fund and the profits realized indicated that Brigade had not yet benefited from material economies of scale, and that the Trustees would reevaluate this annually.

Annual Report | September 30, 2025	33

Brigade High Income Fund	Statement Regarding Basis for Approval of Investment Advisory Contract

September 30, 2025 (Unaudited)

Other Benefits to the Adviser and Sub-Adviser: The Trustees reviewed and considered any other incidental benefits derived or to be derived by Brigade or Brigade UK from their relationships with the Brigade Fund, including soft dollar benefits to Brigade. The Trustees concluded that the direct and indirect benefits to Brigade and Brigade UK were not excessive.

Having requested, reviewed, and deliberated such information from Brigade as the Board believed to be reasonably necessary to evaluate the terms of the Brigade Agreements, the Trustees concluded that renewal of each Brigade Agreement was in the best interests of the Brigade Fund and its shareholders.

34	www.brigadefunds.com

BRIGADE
CAPITAL MANAGEMENT

*This material must be preceded or accompanied by a prospectus.*
*The Brigade High Income Fund are distributed by ALPS Distributors, Inc. LLC. All rights reserved.*

CARRET
Asset Management

# ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

**September 30, 2025**

Kansas Tax-Exempt Bond Fund | Institutional Class (SEKSX)
Kansas Tax-Exempt Bond Fund | Class A (IKSTX)

Schedule of Investments	1
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements and Financial Highlights	12
Report of Independent Registered Public Accounting Firm	19
Tax Designations	20
Changes in and Disagreements with Accountants	21
Proxy Disclosures	22
Remuneration Paid to Directors, Officers, and Others	23
Statement Regarding Basis for Approval of Investment Advisory Agreement	24

Carret Kansas Tax-Exempt Bond Fund	Schedule of Investments
September 30, 2025

	Principal Amount	Value (Note 2)
MUNICIPAL BONDS (98.81%)
Education (36.79%)(a)
Allen County Unified School District No. 257, General Obligation Unlimited Bonds
3.000%, 09/01/2043	$2,415,000	$1,928,615
Barton Community College, Certificate Participation Bonds
4.000%, 12/01/2032	555,000	556,041
4.000%, 12/01/2034	250,000	250,325
Bourbon County Unified School District No. 234-Fort Scott, Certificate Participation Bonds
4.000%, 09/01/2037	400,000	404,112
Butler County Unified School District No. 206 Remington, General Obligation Unlimited Bonds
3.000%, 09/01/2034	1,000,000	957,607
3.000%, 09/01/2035	510,000	481,885
Butler County Unified School District No. 375 Circle, General Obligation Unlimited Bonds
3.000%, 09/01/2035	750,000	700,563
Butler County Unified School District No. 385 Andover, General Obligation Unlimited Bonds
4.000%, 09/01/2030	690,000	707,277
4.000%, 09/01/2031	500,000	511,253
Butler County Unified School District No. 394 Rose Hill, General Obligation Unlimited Bonds
5.000%, 09/01/2036	500,000	549,050
Butler County Unified School District No. 490 El Dorado, General Obligation Unlimited Bonds
4.000%, 09/01/2034	1,000,000	1,005,520
4.000%, 09/01/2036	500,000	500,908
Dekalb County Central School Building Corp., Revenue Bonds
5.000%, 07/15/2033	500,000	554,814
Denton Independent School District, General Obligation Unlimited Bonds
5.000%, 08/15/2034	750,000	776,437
Douglas County Unified School District No. 497 Lawrence, General Obligation Unlimited Bonds
4.000%, 09/01/2031	1,500,000	1,525,044
4.000%, 09/01/2033	500,000	500,287
Ellis County Unified School District No. 489 Hays, General Obligation Unlimited Bonds
5.000%, 09/01/2042	535,000	558,121
Finney County Unified School District No. 457 Garden City, General Obligation Unlimited Bonds
4.000%, 09/01/2031	1,500,000	1,517,312
5.000%, 09/01/2027	800,000	819,934
Ford County Unified School District No. 443 Dodge City, General Obligation Unlimited Bonds
4.000%, 03/01/2030	1,150,000	1,175,207
Franklin County Unified School District No. 289 Wellsville, General Obligation Unlimited Bonds
4.000%, 09/01/2030	645,000	687,550
Geary County Unified School District No. 475, General Obligation Unlimited Bonds
3.000%, 09/01/2033	1,000,000	967,732
Hernando County School District, Certificate Participation Bonds
5.000%, 07/01/2031	685,000	693,334
Jefferson County School District R-1, Certificate Participation Bonds
5.000%, 12/15/2027	500,000	502,032
Johnson & Miami Counties Unified School District No. 230 Spring Hills, General Obligation Unlimited Bonds
4.000%, 09/01/2031	400,000	407,426
4.000%, 09/01/2033	1,000,000	1,003,732
4.000%, 09/01/2035	1,000,000	1,001,941
5.000%, 09/01/2030	1,000,000	1,022,750
Johnson County Unified School District No. 229 Blue Valley, General Obligation Unlimited Bonds
4.000%, 10/01/2040	1,500,000	1,514,693
Johnson County Unified School District No. 232 De Soto, General Obligation Unlimited Bonds
4.000%, 09/01/2031	1,165,000	1,205,031
Johnson County Unified School District No. 233 Olathe, General Obligation Unlimited Bonds
2.000%, 09/01/2030	750,000	701,548
4.000%, 09/01/2031	1,000,000	1,010,420

See Notes to Financial Statements and Financial Highlights.
Annual Report | September 30, 2025	1

Carret Kansas Tax-Exempt Bond Fund	Schedule of Investments
September 30, 2025

	Principal Amount	Value (Note 2)
Education (continued)
Johnson County Unified School District No. 512 Shawnee Mission, General Obligation Unlimited Bonds
4.000%, 10/01/2035	$425,000	$436,953
5.000%, 10/01/2041	500,000	540,282
Kansas City Kansas Community College Auxiliary Enterprise System, Revenue Bonds
4.000%, 09/01/2032	140,000	144,467
4.000%, 09/01/2033	100,000	102,194
Kansas Development Finance Authority, Revenue Bonds
2.000%, 05/01/2031	630,000	575,187
2.000%, 06/01/2032	1,000,000	904,600
3.000%, 05/01/2030	450,000	450,033
3.500%, 05/01/2033	500,000	499,988
Larimer County School District No. R-1 Poudre, General Obligation Unlimited Bonds
4.000%, 12/15/2032	750,000	770,142
Leavenworth County Unified School District No. 453, General Obligation Unlimited Bonds
4.000%, 09/01/2036	1,000,000	1,014,201
Leavenworth County Unified School District No. 464, General Obligation Unlimited Bonds
4.000%, 09/01/2034	675,000	676,589
4.000%, 09/01/2036	465,000	446,805
Lyon County Unified School District No. 253 Emporia, General Obligation Unlimited Bonds
4.000%, 09/01/2030	325,000	332,953
Miami County Unified School District No. 416 Louisburg, General Obligation Unlimited Bonds
3.000%, 09/01/2035	500,000	472,309
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds
5.000%, 08/15/2046	750,000	754,608
Racine Unified School District, General Obligation Unlimited Bonds
5.000%, 04/01/2042	820,000	860,949
Riley County Unified School District No. 378 Riley, General Obligation Unlimited Bonds
3.000%, 09/01/2039	925,000	817,563
Riley County Unified School District No. 383 Manhattan-Ogden, General Obligation Unlimited Bonds
5.000%, 09/01/2028	1,220,000	1,247,928
Sedgwick County Unified School District No. 260 Derby, General Obligation Unlimited Bonds
3.500%, 10/01/2036	845,000	839,106
Sedgwick County Unified School District No. 264 Clearwater, General Obligation Unlimited Bonds
4.000%, 09/01/2029	530,000	537,352
Sedgwick County Unified School District No. 266 Maize, General Obligation Unlimited Bonds
4.000%, 09/01/2032	750,000	764,268
Sedgwick County Unified School District No. 267 Renwick, General Obligation Unlimited Bonds
4.000%, 11/01/2033	350,000	355,260
4.000%, 11/01/2034	425,000	430,355
4.000%, 11/01/2035	635,000	642,245
Seward County Unified School District No. 480 Liberal, General Obligation Unlimited Bonds
4.000%, 09/01/2028	1,000,000	1,027,285
4.000%, 09/01/2032	500,000	512,041
University of Kansas Hospital Authority, Revenue Bonds
5.000%, 09/01/2030	350,000	350,413
5.000%, 09/01/2031	500,000	500,550
West Clermont Local School District, General Obligation Unlimited Bonds
4.000%, 12/01/2032	400,000	405,776
Wyandotte County Unified School District No. 202 Turner, General Obligation Unlimited Bonds
4.000%, 09/01/2039	400,000	412,547
Wyandotte County Unified School District No. 203 Piper, General Obligation Unlimited Bonds
5.000%, 09/01/2038	1,000,000	1,040,167
Wyandotte County Unified School District No. 500 Kansas City, General Obligation Unlimited Bonds
5.000%, 09/01/2030	500,000	511,375
Total Education		46,074,992

See Notes to Financial Statements and Financial Highlights.
2

Carret Kansas Tax-Exempt Bond Fund	Schedule of Investments
September 30, 2025

	Principal Amount	Value (Note 2)
General Obligation (39.70%)(a)
Abilene Public Building Commission, Revenue Bonds
4.000%, 12/01/2029	$325,000	$333,608
4.000%, 12/01/2031	445,000	454,440
Ashland Public Building Commission, Revenue Bonds
5.000%, 09/01/2035	720,000	720,505
City of Albuquerque NM, General Obligation Unlimited Bonds
4.000%, 07/01/2039	700,000	709,283
City of Arkansas City, General Obligation Unlimited Bonds
2.000%, 08/01/2035	1,000,000	805,788
City of Garden City, General Obligation Unlimited Bonds
3.000%, 11/01/2028	950,000	953,760
City of Gardner, General Obligation Unlimited Bonds
4.250%, 10/01/2044	685,000	686,563
City of Goddard, General Obligation Unlimited Bonds
4.000%, 12/01/2027	500,000	510,842
City of Lawrence, General Obligation Unlimited Bonds
4.000%, 09/01/2031	445,000	450,041
City of Leawood, General Obligation Unlimited Bonds
4.000%, 09/01/2029	300,000	318,973
City of Lenexa, General Obligation Unlimited Bonds
3.000%, 09/01/2033	1,560,000	1,559,999
City of Maize, General Obligation Unlimited Bonds
4.000%, 10/01/2038	375,000	378,612
City of Manhattan, General Obligation Unlimited Bonds
3.500%, 06/15/2027	875,000	875,273
4.000%, 11/01/2031	400,000	417,516
5.000%, 11/01/2025	570,000	571,020
5.000%, 11/01/2036	1,000,000	1,122,127
5.000%, 11/01/2037	910,000	1,011,923
City of McKinney TX, General Obligation Limited Bonds
5.000%, 08/15/2039	1,075,000	1,191,413
City of Olathe, General Obligation Unlimited Bonds
3.000%, 10/01/2033	1,000,000	980,872
4.000%, 10/01/2028	1,315,000	1,336,009
City of Overland Park, General Obligation Unlimited Bonds
4.000%, 09/01/2037	475,000	489,393
4.000%, 09/01/2038	475,000	486,118
4.000%, 09/01/2039	350,000	356,163
City of Paola, General Obligation Unlimited Bonds
5.000%, 09/01/2030	535,000	589,657
City of Park City, General Obligation Unlimited Bonds
5.375%, 12/01/2025	5,000	5,010
City of Salina, General Obligation Unlimited Bonds
3.000%, 10/01/2033	620,000	599,131
3.000%, 10/01/2036	680,000	632,794
City of Sedona AZ Excise Tax, Revenue Bonds
4.000%, 07/01/2041	805,000	795,797
City of Shawnee, General Obligation Unlimited Bonds
4.000%, 12/01/2027	425,000	425,601
City of Spring Hill, General Obligation Unlimited Bonds
4.000%, 09/01/2029	810,000	831,678
City of Wamego, General Obligation Unlimited Bonds
5.000%, 03/01/2027	500,000	504,307
City of Wichita, Revenue Bonds
5.000%, 09/01/2030	1,000,000	1,047,000

See Notes to Financial Statements and Financial Highlights.
Annual Report | September 30, 2025	3

Carret Kansas Tax-Exempt Bond Fund	Schedule of Investments
September 30, 2025

	Principal Amount	Value (Note 2)
General Obligation (continued)
City of Wichita, General Obligation Unlimited Bonds
2.000%, 06/01/2035	$400,000	$330,038
3.000%, 10/01/2030	720,000	721,594
4.000%, 06/01/2030	820,000	838,348
4.000%, 06/01/2035	750,000	782,151
County of Anderson, General Obligation Unlimited Bonds
3.000%, 08/01/2033	750,000	739,798
County of Anoka MN, General Obligation Unlimited Bonds
4.000%, 02/01/2041	750,000	750,657
County of Douglas, General Obligation Unlimited Bonds
5.000%, 09/01/2042	875,000	932,769
County of Geary, General Obligation Unlimited Bonds
4.000%, 09/01/2030	415,000	419,472
County of Johnson, General Obligation Unlimited Bonds
4.000%, 09/01/2028	1,125,000	1,126,303
4.000%, 09/01/2035	1,525,000	1,541,790
County of Linn, General Obligation Unlimited Bonds
4.000%, 07/01/2032	505,000	520,834
County of Saline, General Obligation Unlimited Bonds
4.000%, 09/01/2029	765,000	806,913
County of Somerset NJ, General Obligation Unlimited Bonds
4.000%, 01/15/2039	1,000,000	1,020,619
Johnson County Public Building Commission, Revenue Bonds
3.000%, 09/01/2030	790,000	795,502
4.000%, 09/01/2029	650,000	658,607
4.000%, 09/01/2030	500,000	506,342
4.000%, 09/01/2031	1,500,000	1,517,411
Kansas Development Finance Authority, Revenue Bonds
2.000%, 11/01/2033	950,000	816,804
2.000%, 11/01/2034	975,000	815,759
4.000%, 11/01/2030	800,000	821,217
4.000%, 11/01/2031	1,100,000	1,126,159
5.000%, 05/01/2042	1,500,000	1,611,678
Oregon State Lottery, Revenue Bonds
5.000%, 04/01/2039	750,000	836,937
Saline County Public Building Commission, Revenue Bonds
2.000%, 09/01/2033	200,000	175,316
2.000%, 09/01/2034	225,000	192,059
2.000%, 09/01/2035	220,000	182,175
South Dakota Conservancy District, Revenue Bonds
5.000%, 08/01/2044	1,000,000	1,067,822
Wyandotte County-Kansas City Unified Government, General Obligation Unlimited Bonds
2.000%, 08/01/2033	1,000,000	875,562
4.000%, 08/01/2029	685,000	700,606
4.000%, 08/01/2030	2,105,000	2,175,906
4.000%, 08/01/2032	1,000,000	1,032,406
5.000%, 08/01/2031	1,000,000	1,126,681
Total General Obligation		49,717,451

Health Care (1.08%)
Lyon County Public Building Commission, Revenue Bonds
5.000%, 12/01/2035	1,335,000	1,357,514

See Notes to Financial Statements and Financial Highlights.
4

Carret Kansas Tax-Exempt Bond Fund	Schedule of Investments
September 30, 2025

	Principal Amount	Value (Note 2)
Public Services (1.36%)
Johnson County Park & Recreation District, Certificate Participation Bonds
3.000%, 09/01/2028	$1,165,000	$1,170,401
3.000%, 09/01/2029	535,000	536,999
Total Public Services		1,707,400

Transportation (10.12%)
Kansas Turnpike Authority, Revenue Bonds
5.000%, 09/01/2031	630,000	690,402
5.000%, 09/01/2032	500,000	544,703
5.000%, 09/01/2036	1,000,000	1,066,297
5.000%, 09/01/2037	1,000,000	1,061,284
5.000%, 09/01/2038	1,150,000	1,214,035
Metropolitan Transportation Authority, Revenue Bonds
5.000%, 11/15/2030	750,000	769,007
State of Kansas Department of Transportation, Revenue Bonds
5.000%, 09/01/2028	1,500,000	1,569,605
5.000%, 09/01/2031	3,020,000	3,154,655
5.000%, 09/01/2032	500,000	521,286
5.000%, 09/01/2034	2,000,000	2,075,691
Total Transportation		12,666,965

Utilities (9.76%)
Brushy Creek Regional Utility Authority, Inc., Revenue Bonds
5.000%, 08/01/2027	500,000	509,209
City of Lawrence Water & Sewage System, Revenue Bonds
4.000%, 11/01/2032	1,180,000	1,246,558
City of Lebanon Authority, Revenue Bonds
4.000%, 12/15/2028	550,000	560,868
City of McPherson Water System, Revenue Bonds
2.000%, 10/01/2038	440,000	326,756
City of Olathe Water & Sewer System, Revenue Bonds
2.000%, 07/01/2034	540,000	460,576
2.000%, 07/01/2035	550,000	457,814
3.000%, 07/01/2030	675,000	675,817
3.000%, 07/01/2031	555,000	554,483
3.000%, 07/01/2032	745,000	735,819
3.000%, 07/01/2033	755,000	732,210
City of Topeka Combined Utility, Revenue Bonds
4.250%, 08/01/2041	1,170,000	1,187,745
City of Wichita Water & Sewer Utility, Revenue Bonds
3.000%, 10/01/2029	1,180,000	1,178,561
3.375%, 10/01/2039	1,000,000	926,280
Jordan Valley Water Conservancy District, Revenue Bonds
5.000%, 10/01/2044	730,000	763,866
Wyandotte County-Kansas City Unified Government Utility System, Revenue Bonds
3.000%, 09/01/2035	250,000	231,207
3.000%, 09/01/2040	250,000	207,646
5.000%, 09/01/2031	1,350,000	1,360,964
5.000%, 09/01/2033	100,000	100,155
Total Utilities		12,216,534

TOTAL MUNICIPAL BONDS
(Cost $127,802,018)		123,740,856

See Notes to Financial Statements and Financial Highlights.
Annual Report | September 30, 2025	5

Carret Kansas Tax-Exempt Bond Fund	Schedule of Investments
September 30, 2025

	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (0.62%)
Money Market Fund (0.62%)
First American Treasury Obligations Fund, Class X (4.016%, 7-Day Yield)	778,076	$778,076
Total Money Market Fund		778,076

TOTAL SHORT TERM INVESTMENTS
(Cost $778,076)		778,076

TOTAL INVESTMENTS (99.43%)
(Cost $128,580,094)		$124,518,932

OTHER ASSETS IN EXCESS OF LIABILITIES (0.57%)		708,008

NET ASSETS (100.00%)		$125,226,940

(a)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

See Notes to Financial Statements and Financial Highlights.
6

Carret Kansas Tax-Exempt Bond Fund	Statement of Assets and Liabilities
September 30, 2025

ASSETS:
Investments, at value (Cost $128,580,094)	$124,518,932
Receivable for shares sold	38,407
Dividends and interest receivable	1,005,561
Total Assets	125,562,900

LIABILITIES:
Distributions payable	226,974
Payable for administration and transfer agent fees	50,429
Payable for shares redeemed	3,123
Payable to adviser	25,239
Payable for distribution fees	148
Payable for printing fees	5,159
Payable for professional fees	6,199
Payable for trustees’ fees and expenses	3,807
Payable to Chief Compliance Officer fees	7,482
Accrued expenses and other liabilities	7,400
Total Liabilities	335,960
NET ASSETS	$125,226,940

NET ASSETS CONSIST OF:
Paid-in capital (Note 5)	$131,917,072
Total distributable earnings/(deficit)	(6,690,132)
NET ASSETS	$125,226,940

PRICING OF SHARES
Institutional Class:
Net Asset Value, offering and redemption price per share	$10.25
Net Assets	$124,458,654
Shares of beneficial interest outstanding	12,139,835
Class A:
Net Asset Value, offering and redemption price per share	$10.25
Net Assets	$768,286
Shares of beneficial interest outstanding	74,966
Maximum offering price per share(a)	$10.70

(a)	Net Asset Value/100% minus maximum sales charge of net asset value, 4.25% for the Fund, adjusted to the nearest cent.

See Notes to Financial Statements and Financial Highlights.
Annual Report | September 30, 2025	7

Carret Kansas Tax-Exempt Bond Fund	Statement of Operations
For the Year Ended September 30, 2025

INVESTMENT INCOME:
Interest	$3,088,510
Total Investment Income	3,088,510

EXPENSES:
Investment advisory fees (Note 6)	360,605
Administration fees	199,755
Shareholder service fees
Class A	356
Distribution fees
Class A	1,921
Custody fees	12,760
Legal fees	18,650
Audit and tax fees	20,484
Transfer agent fees	57,815
Trustees’ fees and expenses	13,914
Registration and filing fees	29,808
Printing fees	6,964
Chief Compliance Officer fees	44,726
Insurance fees	1,331
Fees recouped by investment adviser (Note 6)
Class A	456
Other expenses	12,612
Total Expenses	782,157
Less fees waived/reimbursed by investment adviser (Note 6)
Institutional Class	(200,759)
Class A	(3,410)
Total fees waived by investment adviser	(204,169)
Net Expenses	577,988
NET INVESTMENT INCOME	2,510,522
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	(172,047)
Net realized loss	(172,047)
Change in unrealized appreciation/(depreciation) on:
Investments	491,270
Net change	491,270
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	319,223
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,829,745

See Notes to Financial Statements and Financial Highlights.
8

Carret Kansas Tax-Exempt Bond Fund	Statements of Changes in Net Assets

	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
OPERATIONS:
Net investment income	$2,510,522	$2,454,563
Net realized loss on investments	(172,047)	(1,281,013)
Net change in unrealized appreciation on investments	491,270	9,046,275
Net increase in net assets resulting from operations	2,829,745	10,219,825

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	(2,495,315)	(2,444,968)
Class A	(15,506)	(16,126)
Total distributions	(2,510,821)	(2,461,094)

BENEFICIAL SHARE TRANSACTIONS (Note 5):
Institutional Class
Shares sold	21,855,463	14,670,691
Dividends reinvested	72,032	60,082
Shares redeemed	(19,969,571)	(18,703,592)
Net increase/(decrease) from beneficial share transactions	1,957,924	(3,972,819)
Class A
Shares sold	8,046	24,000
Dividends reinvested	15,447	14,781
Shares redeemed	(60,932)	(267,403	)(a)
Net decrease from beneficial share transactions	(37,439)	(228,622)
Net increase in net assets	2,239,409	3,557,290

NET ASSETS:
Beginning of year	122,987,531	119,430,241
End of year	$125,226,940	$122,987,531

(a)	Shares redeemed amount was netted with $10 redemption fee.

See Notes to Financial Statements and Financial Highlights.
Annual Report | September 30, 2025	9

Carret Kansas Tax-Exempt Bond Fund	Financial Highlights
Institutional Class	For a Share Outstanding Throughout the Periods Presented

	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023		For the Year Ended September 30, 2022	For the Year Ended September 30, 2021
NET ASSET VALUE, BEGINNING OF PERIOD	$10.23	$9.60	$9.64		$11.10	$11.16

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(a)	0.21	0.20	0.20		0.19	0.20
Net realized and unrealized gain/(loss) on investments	0.02	0.63	(0.04)		(1.45)	(0.06)
Total from investment operations	0.23	0.83	0.16		(1.26)	0.14

LESS DISTRIBUTIONS:
From net investment income	(0.21)	(0.20)	(0.20)		(0.19)	(0.20)
From net realized gains on investments	–	–	(0.00	)(b)	(0.01)	(0.00	)(b)
Total Distributions	(0.21)	(0.20)	(0.20)		(0.20)	(0.20)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.02	0.63	(0.04)		(1.46)	(0.06)
NET ASSET VALUE, END OF PERIOD	$10.25	$10.23	$9.60		$9.64	$11.10

TOTAL RETURN(c)	2.31%	8.72%	1.57%		(11.49%)	1.30%

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$124,459	$122,183	$118,458		$138,130	$180,253

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	0.65%	0.66%	0.60%		0.58%	0.56%
Operating expenses including reimbursement/waiver	0.48%	0.48%	0.48%		0.48%	0.48%
Net investment income including reimbursement/waiver	2.09%	2.01%	1.96%		1.80%	1.83%

PORTFOLIO TURNOVER RATE	10%	10%	8%		6%	8%

(a)	Per share amounts are based upon average shares outstanding, unless otherwise noted.
(b)	Less than $0.005 per share.
(c)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements and Financial Highlights.
10

Carret Kansas Tax-Exempt Bond Fund	Financial Highlights
Class A	For a Share Outstanding Throughout the Periods Presented

	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023		For the Year Ended September 30, 2022	For the Year Ended September 30, 2021
NET ASSET VALUE, BEGINNING OF PERIOD	$10.23	$9.60	$9.64		$11.10	$11.16

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(a)	0.18	0.18	0.17		0.16	0.18
Net realized and unrealized gain/(loss) on investments	0.04	0.63	(0.04)		(1.45)	(0.06)
Total from investment operations	0.22	0.81	0.13		(1.29)	0.12

LESS DISTRIBUTIONS:
From net investment income	(0.20)	(0.18)	(0.17)		(0.16)	(0.18)
From net realized gains on investments	–	–	(0.00	)(b)	(0.01)	(0.00	)(b)
Total Distributions	(0.20)	(0.18)	(0.17)		(0.17)	(0.18)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.02	0.63	(0.04)		(1.46)	(0.06)
NET ASSET VALUE, END OF PERIOD	$10.25	$10.23	$9.60		$9.64	$11.10

TOTAL RETURN(c)	2.23%	8.46%	1.32%		(11.72%)	1.05%

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$768	$804	$972		$1,120	$3,813

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	1.03%	0.81%	0.91%		0.90%	0.87%
Operating expenses including reimbursement/waiver	0.78%	0.73%	0.73%		0.73%	0.73%
Net investment income including reimbursement/waiver	1.79%	1.75%	1.71%		1.54%	1.58%

PORTFOLIO TURNOVER RATE	10%	10%	8%		6%	8%

(a)	Per share amounts are based upon average shares outstanding, unless otherwise noted.
(b)	Less than $0.005 per share.
(c)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Total Returns do not include the sales load. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements and Financial Highlights.
Annual Report | September 30, 2025	11

Carret Kansas Tax-Exempt Bond Fund	Notes to Financial Statements and Financial Highlights
September 30, 2025

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This annual report describes the Carret Kansas Tax-Exempt Bond Fund (the “Fund” or “Kansas Tax-Exempt Bond Fund”) formally known as the American Independence Kansas Tax-Exempt Bond Fund. On September 13, 2019, Carret Asset Management, LLC (the “Adviser” or “Carret”) became the adviser to the Kansas Tax-Exempt Bond Fund, changing the Fund’s name from American Independence to Carret. The Fund’s investment objective is to preserve capital while producing current income for the investor that is exempt from both federal and Kansas state income taxes. The Fund is considered diversified, and its primary investment objective is to preserve capital while producing current income for the investor that is exempt from both federal and Kansas state income taxes. The Fund currently offers Institutional Class Shares and Class A Shares. Each share class has identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board” or “Trustees”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker-dealers that make a market in the security.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”). Money market funds, representing short-term investments, are valued at their NAV.

When such prices or quotations are not available, or when the valuation designee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and
Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

12

Carret Kansas Tax-Exempt Bond Fund	Notes to Financial Statements and Financial Highlights
September 30, 2025

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2025:

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bonds	$–	$123,740,856	$–	$123,740,856
Short Term Investments	778,076	–	–	778,076
Total	$778,076	$123,740,856	$–	$124,518,932

*	For a detailed Sector breakdown, see the accompanying Schedule of Investments.

There were no Level 3 securities held in the Fund during the year ended September 30, 2025.

Securities Purchased on a When-Issued Basis: The Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time the Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement.

Cash & Cash Equivalents: The Fund considers its investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Fund maintains cash balances, which, at times may exceed federally insured limits. The Fund maintains these balances with a high-quality financial institution.

Selected Risks: Some significant types of financial risks the Fund is exposed to are listed below. Please see the Fund’s prospectus and statement of additional information for additional information regarding the risks associated with an investment in the Fund.

Concentration of Credit Risk: The Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the period, the amount on deposit may exceed the FDIC limit and subject a Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

Fixed-Income Securities Risk: Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Generally, fixed-income securities will decrease in value if interest rates rise and will increase in value if interest rates decline. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled.

Credit Risk: Credit risk is the risk that the issuer of a debt security, including ETNs, will fail to repay principal and interest on the security when due. Credit risk is affected by the issuer’s credit status, and is generally higher for non-investment grade securities.

Duration Risk: Duration is a measure of the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with longer average fund duration will be more sensitive to changes in interest rates and will experience more price volatility than a fund with shorter average fund duration. By way of example, the price of a bond fund with duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

Extension Risk: Extension risk is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

Interest Rate Risk: Interest rate risk is the risk that a debt security’s value will decline due to changes in market interest rates. Even though some interest-bearing securities offer a stable stream of income, their prices will still fluctuate with changes in interest rates. The Fund may be subject to greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. When interest rates change, the values of longer-duration debt securities usually change more than the values of shorter-duration debt securities.

Annual Report | September 30, 2025	13

Carret Kansas Tax-Exempt Bond Fund	Notes to Financial Statements and Financial Highlights
September 30, 2025

Prepayment Risk: Prepayment occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. This risk could affect the total return of the Fund.

Municipal Securities Risk: Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. Municipal bonds can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market. Municipal bonds may include revenue bonds, which are generally backed by revenue from a specific project or tax. The issuer of a revenue bond makes interest and principal payments from revenues generated from a particular source or facility, such as a tax on particular property or revenues generated from municipal water or sewer utility or an airport. Revenue bonds generally are not backed by the full faith and credit and general taxing power of the issuer. The market for municipal bonds may be less liquid than for taxable bonds. There may be less information available on the financial condition of issuers of municipal securities than for public corporations.

●	General Obligation Bonds: Timely payments depend on the issuer’s credit quality, ability to raise tax revenues, and ability to maintain an adequate tax base.
●	Revenue Bonds: Payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

State Specific Risk: State specific risk is the chance that the Fund, because it invests primarily in securities issued by Kansas and its municipalities, is more vulnerable to unfavorable developments in Kansas than funds that invest in municipal bonds of many different states. Kansas is home to 2.9 million residents, and its economy is reasonably diversified but still relies significantly on transportation equipment production, agriculture and food processing, as well as oil & gas production/processing. Adverse conditions affecting these industries could have a disproportionate effect on Kansas municipal securities.

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees’ fees and expenses.

Fund Expenses: Some expenses can be directly attributed to the Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class. Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of each Fund are charged to the operations of such class.

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Fund is not subject to income taxes to the extent such distributions are made.

As of and during the year ended September 30, 2025, the Fund did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. The Fund files U.S. federal, state and local income tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. The Fund’s administrator has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of September 30, 2025, no provision for income tax is required in the Fund’s financial statements related to these tax positions.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned based on the effective yield method. Dividend income is recognized on the ex-dividend date. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

14

Carret Kansas Tax-Exempt Bond Fund	Notes to Financial Statements and Financial Highlights
September 30, 2025

Distributions to Shareholders: Distributions from net investment income for the Fund are declared daily and paid monthly. Distributions from net realized capital gains, if any, are distributed at least annually. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including short-term capital gains. Long-term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than one year. A Fund may make additional distributions and dividends at other times if its investment adviser has determined that doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

3. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Fund. The amounts and characteristics of tax basis distributions are estimated at the time of distribution and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end.

The tax character of distributions paid by the Fund for the fiscal years ended September 30, 2025 and September 30, 2024, respectively were as follows:

	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains
Kansas Tax-Exempt Bond Fund	$50,602	$2,460,219	$–

	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains
Kansas Tax-Exempt Bond Fund	$50,772	$2,410,322	$–

Unrealized Appreciation and Depreciation on Investments: As of September 30, 2025, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized depreciation for Federal tax purposes were as follows:

Kansas Tax-Exempt Bond Fund
Gross unrealized appreciation (excess of value over tax cost)	$309,248
Gross unrealized depreciation (excess of tax cost over value)	(4,370,410)
Net unrealized depreciation	$(4,061,162)
Cost of investments for income tax purposes	$128,580,094

Reclassifications: As of September 30, 2025, there were no permanent differences in book and tax accounting.

Components of Distributable Earnings: At September 30, 2025, components of distributable earnings were as follows:

Kansas Tax-Exempt Bond Fund
Undistributed ordinary income	$4,475
Undistributed tax-exempt income	296,827
Accumulated capital losses	(2,703,298)
Net unrealized depreciation	(4,061,162)
Other cumulative effect of timing differences(a)	(226,974)
Total	$(6,690,132)

(a)	Related to distribution payable at year end.

Annual Report | September 30, 2025	15

Carret Kansas Tax-Exempt Bond Fund	Notes to Financial Statements and Financial Highlights
September 30, 2025

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of the current fiscal year end, the following amounts are available as carry forwards to the next tax year:

Fund	Short-Term Non-expiring	Long-Term Non-expiring
Kansas Tax-Exempt Bond Fund	$2,606	$2,700,692

4. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities, during the year ended September 30, 2025, were as follows:

	Purchases of Securities	Proceeds from Sales of Securities
Kansas Tax-Exempt Bond Fund	$17,049,813	$12,314,195

5. BENEFICIAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Fund have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights. Neither the Fund nor any of their creditors have the right to require shareholders to pay any additional amounts solely because the shareholder owns the shares.

Transactions in common shares were as follows:

	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
Kansas Tax-Exempt Bond Fund
Institutional Class
Shares sold	2,166,756	1,463,621
Shares issued in reinvestment of distributions to shareholders	7,131	5,993
Shares redeemed	(1,983,136)	(1,859,916)
Net increase/(decrease) in shares outstanding	190,751	(390,302)
Class A
Shares sold	797	2,392
Shares issued in reinvestment of distributions to shareholders	1,529	1,473
Shares redeemed	(6,024)	(26,451)
Net decrease in shares outstanding	(3,698)	(22,586)

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. Approximately 98% of the shares outstanding of the Fund are owned by one omnibus account.

6. MANAGEMENT AND RELATED PARTY TRANSACTIONS

Investment Advisory: Carret Asset Management, LLC, serves as the investment adviser to the Fund. The Adviser, subject to the authority of the Board, is responsible for the overall management and administration of the Fund’s business affairs. The Adviser manages the investments of the Fund in accordance with the Fund’s investment objective, policies and limitations, and investment guidelines established jointly by the Adviser and the Board.

Pursuant to the Investment Advisory Agreement (“Advisory Agreement”) with the Adviser, the Fund pays the Adviser an annual management fee of 0.30% based on the Fund’s average daily net assets. The management fee is paid on a monthly basis. The current term of the Advisory Agreement is one year. The Board may extend the Advisory Agreement for additional one-year terms by approval at an in-person meeting called for the purpose of considering such matters. The Board and shareholders of the Fund may terminate the Advisory Agreement upon 60 days’ prior written notice. The Adviser may terminate the Advisory Agreement upon 120 days’ prior written notice.

16

Carret Kansas Tax-Exempt Bond Fund	Notes to Financial Statements and Financial Highlights
September 30, 2025

Pursuant to a fee waiver letter agreement (“Fee Waiver Agreement”), the Adviser has contractually agreed to limit the amount of the Total Annual Fund Operating Expenses, (excluding Rule 12b-1 Fees, shareholder servicing fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to an annual rate of 0.48% for each class of the Fund’s average daily net assets. The Fee Waiver Agreement is in effect through January 31, 2026, and will automatically continue upon annual approval by the Board for successive twelve-month periods unless (i) it is terminated earlier by the Board of Trustees, or (ii) the Adviser provides at least 30 days written notice of its non-continuance prior to the end of the then effective term. Except due to the Adviser’s notice of non-renewal, this Agreement may only be amended or terminated with the approval of the Board. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement (whether through reduction of its management fee or otherwise) only to the extent that the Fund’s expenses in later periods do not exceed the lesser of: (1) the contractual expense limit in effect at the time the Adviser waives or limits the expenses; or (2) the contractual expense limit in effect at the time the Adviser seeks to recover the expenses; provided, however, that the Fund will not be obligated to pay any such deferred fees or expenses more than three years after the date on which the fee or expense was reduced, as calculated on a monthly basis. The Adviser recovered $456 of expenses previously waived within Class A, during the year ended September 30, 2025.

As of September 30, 2025, the balances of recoupable expenses for the Fund were as follows:

Kansas Tax-Exempt Bond Fund	Expiring in 2026	Expiring in 2027	Expiring in 2028
Institutional Class	$158,799	$220,331	$200,759
Class A	1,528	3,316	3,410

Administrator: ALPS Fund Services, Inc. (“ALPS”) (an affiliate of ALPS Distributors, Inc.) serves as administrator to the Fund. The Fund has agreed to pay expenses incurred in connection with its administrative activities. Pursuant to the Administration, Bookkeeping and Pricing Services Agreement with the Trust, ALPS will provide operational services to the Fund including, but not limited to, fund accounting and fund administration, and will generally assist in the Fund’s operations. The Fund’s administration fee is accrued on a daily basis and paid monthly. The officers of the Trust are employees of ALPS. Administration fees paid by the Fund for the year ended September 30, 2025, are disclosed in the Statement of Operations. ALPS is reimbursed by the Fund for certain out of pocket expenses.

Transfer Agent: ALPS serves as transfer agent for the Fund under a Transfer Agency and Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund plus fees for open accounts and is reimbursed for certain out-of-pocket expenses.

Compliance Services: ALPS provides Chief Compliance Officer services to the Fund to monitor and test the policies and procedures of the Fund in conjunction with requirements under Rule 38a-1 of the 1940 Act pursuant to a Chief Compliance Officer Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund and is reimbursed for certain out-of-pocket expenses.

Distribution: ALPS Distributors, Inc. (the “Distributor”) (an affiliate of ALPS) acts as the principal underwriter of the Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares of the Fund are offered on a continuous basis through the Distributor, as agent of the Fund. The Distributor is not obligated to sell any particular amount of shares of the Fund and is not entitled to any compensation for its services as the Fund’s principal underwriter pursuant to the Distribution Agreement.

The Fund has adopted a shareholder services plan (“Shareholder Services Plan”) for its Class A Shares. Under the Shareholder Services Plan the Fund is authorized to pay banks and their affiliates and other institutions, including broker-dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.25% of the average daily net assets of the Fund’s Class A Shares to Participating Organizations as compensation for providing shareholder service activities, which do not include distribution services, pursuant to an agreement with a Participating Organization. Previously, the Board had authorized 0.00% to be paid of shareholder servicing fees. Effective February 1, 2025, the Board authorized up to 0.25% of Class A net assets to be accrued; the Fund is currently accruing 0.07% in shareholder servicing fees.

The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) that allows its Class A shares to pay a distribution and service fee, as defined by the Financial Industry Regulatory Authority (“FINRA”), from its assets for selling and distributing its shares. The Fund was permitted to pay distribution and service fees at an annual rate of up to 0.25% of its Class A share assets. Distribution fees paid by the Fund for the year ended September 30, 2025, are disclosed in the Statement of Operations.

7. TRUSTEES AND OFFICERS

As of September 30, 2025, there were four Trustees, each of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”). The Independent Trustees of the Trust and, if any, Interested Trustees who are not currently employed by the Adviser, ALPS or other service providers receive a quarterly retainer of $16,250, plus $5,000 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended. Additionally, the Audit Committee Chair receives a quarterly retainer of $1,875 and the Independent Chair receives a quarterly retainer of $4,250. These fees are allocated proportionately among the multiple portfolios/series of the Trust. The Independent Trustees and, if any, Interested Trustees who are not currently employed by the Adviser, ALPS or other service providers are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

Officers of the Trust receive no salary or fees from the Trust. As discussed in Note 6, the Fund pays ALPS an annual fee for compliance services.

Annual Report | September 30, 2025	17

Carret Kansas Tax-Exempt Bond Fund	Notes to Financial Statements and Financial Highlights
September 30, 2025

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as such exposure would involve future claims that may be made against the Trust that have not yet occurred.

9. RECENT ACCOUNTING PRONOUNCEMENT

The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the year. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. ASU 2023-07 establishes standards for reporting information about operating segments on a basis consistent with the Fund’s internal organizational structure.

The Fund uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Fund’s chief operating decision maker (“CODM”) for making decisions, allocating resources, and assessing performance. The Fund’s CODM has been identified as the Chief Financial Officer (CFO) and Treasurer, who reviews results presented within the Fund’s financial statements when making decisions about allocating resources and assessing performance of the Fund. The CODM determined that the Fund has only one operating segment as defined by ASU 2023-07. This is supported by the single investment strategy of the Fund, against which the CODM assesses performance.

10. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

18

Carret Kansas Tax-Exempt Bond Fund	Report of Independent Registered Public Accounting Firm

To the Shareholders of Carret Kansas Tax-Exempt Bond Fund and

Board of Trustees of ALPS Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Carret Kansas Tax-Exempt Bond Fund (the “Fund”), a series of ALPS Series Trust, as of September 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2018.

COHEN & COMPANY, LTD.

Cleveland, Ohio

November 26, 2025

Annual Report | September 30, 2025	19

Carret Kansas Tax-Exempt Bond Fund	Tax Designations
September 30, 2025 (Unaudited)

For the year ended September 30, 2025, pursuant to Section 852(b)(3) of the Internal Revenue Code, Carret Kansas Tax Exempt Bond Fund designated $0 as long-term capital gain dividends.

For the year ended September 30, 2025, 97.98463% of the distributions from net investment income for Carret Kansas Tax Exempt Bond Fund are exempt from federal income tax.

20

Carret Kansas Tax-Exempt Bond Fund	Changes in and Disagreements with Accountants
September 30, 2025 (Unaudited)

There were no changes in or disagreements with accountants during the period covered by this report.

Annual Report | September 30, 2025	21

Carret Kansas Tax-Exempt Bond Fund	Proxy Disclosures
September 30, 2025 (Unaudited)

Not applicable to the period covered by this report.

22

Carret Kansas Tax-Exempt Bond Fund	Remuneration Paid to Directors, Officers, and Others
September 30, 2025 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the period ended September 30, 2025:

Trustee	Amount Paid
Ward Armstrong	$3,610.27
J.W. Hutchens	3,008.57
Merrillyn Kosier	3,008.57
Patrick Seese	3,274.02
Total	$12,901.43

Annual Report | September 30, 2025	23

Carret Kansas Tax-Exempt Bond Fund	Statement Regarding Basis for Approval of Investment Advisory Agreement
September 30, 2025 (Unaudited)

On August 21, 2025, the Board of Trustees (the “Board”) of ALPS Series Trust (the “Trust”) met in person to discuss, among other things, the approval of the Investment Advisory Agreement between the Trust and Carret Asset Management, LLC. (“Carret”) in accordance with Section 15(c) of the 1940 Act (“Carret Agreement”). The Independent Trustees met with independent legal counsel during executive session and discussed the Investment Advisory Agreement and other related materials.

In evaluating Carret and the fees charged under the Carret Agreement, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to approve the Carret Agreement. Further, the Independent Trustees were advised by independent legal counsel throughout the process. The following summary does not identify all the matters considered by the Board but provides a summary of the principal matters the Board considered.

Nature, Extent and Quality of the Services: The Trustees received and considered information included in the Meeting Materials regarding the nature, extent and quality of services provided to the Carret Fund under the Carret Agreement. The Trustees reviewed the background materials supplied by Carret, including audited consolidated financial statements with its parent company, an organizational chart, the firm’s Form ADV, compliance reports, and the expense limitation agreement between Carret and the Trust with respect to the Carret Fund.

The Trustees discussed the research and decision-making processes utilized by Carret, including the methods adopted to achieve compliance with the investment objective, policies, and restrictions of the Carret Fund. They considered Carret’s focus on risk mitigation and observed that the portfolio managers of the Fund had a robust methodology for selecting assets for inclusion in the Fund’s portfolio. The Trustees considered the background and experience of Carret’s management team, including the qualifications, background, and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Carret Fund, and noted there were no personnel changes since the last renewal. The Trustees also considered the reputation of Carret and its ability to deliver all services required of an adviser. The Trustees considered Carret’s consistent delivery of high quality service to the Carret Fund. The Trustees expressed their appreciation for their access to senior Carret personnel. The Trustees concluded that the quality of services provided by Carret to the Carret Fund were of high quality.

Performance: The Trustees discussed the Fund’s performance relative to a benchmark index and a peer group of other funds provided by an independent third-party, and performance relative to various indexes provided by Carret. The Trustees noted that the Fund’s returns relative to the Fund’s peer group was the highest performing fund for the one-year period ended May 31, 2025, slightly below median for the three-year period, and below median for the five-year and ten-year periods ended May 31, 2025. They also reviewed performance compared to a group of Kansas focused funds that was provided by Carret and considered the Fund’s three-star Morningstar rating. It was the consensus of the Trustees that the returns were not unreasonable given the Fund’s focus on Kansas bonds.

Investment Advisory Fee Rate and Net Expense Ratio: The Trustees noted that the Carret Fund’s contractual annual advisory fee was 0.30% and total net expense ratio was 0.73%. The Trustees noted that both the advisory fee and the total net expense ratio of the Fund were below the Fund’s peer group medians. After further consideration, the Trustees determined that the annual advisory fee and net expense ratio were not unreasonable.

Profitability: The Trustees received and reviewed information related to Carret’s profitability with respect to its relationship with the Fund. The Trustees also considered the impact of the expense limitation agreement with respect to Carret’s profits earned. The Trustees then reviewed and discussed Carret’s consolidated financial statements to consider Carret’s stability. The Trustees considered the modest level of profit earned by Carret and concluded it was not excessive either in terms of a total dollar amount or as a percentage of gross revenue earned.

Comparable Accounts: The Trustees noted certain information provided by Carret regarding fees charged to its clients utilizing a strategy similar to that employed by the Carret Fund. The Trustees determined that the fee structures applicable to Carret’s other clients employing a comparable strategy to the Fund were not indicative of any unreasonableness with respect to the advisory fee payable by the Fund, taking into consideration the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts.

Economies of Scale: The Trustees considered whether economies of scale had been reached with respect to Carret’s management of the Fund. They noted the benefits received by shareholders from the expense limitation agreement. The Trustees also considered that Fund shareholders benefited from the scale of Carret’s advisory business, which afforded opportunities in terms of execution, access to markets and research, and similar benefits of institutional investing, but that the Fund’s assets under management now and during the renewal period would likely not result in material additional economies of scale for Carret.

Other Benefits to the Adviser: The Trustees also contemplated whether any other benefits were derived by Carret from its relationship with the Fund, noting that Carret identified no material ancillary benefits.

Having requested, reviewed, and deliberated such information from Carret as the Board believed to be reasonably necessary to evaluate the terms of the Carret Agreements, the Trustees concluded that renewal of each Carret Agreement was in the best interests of the Carret Fund and its shareholders.

24

Schedule of Investments
Clarkston Partners Fund	1
Clarkston Fund	3
Clarkston Founders Fund	5
Statements of Assets and Liabilities	7
Statements of Operations	8
Statements of Changes in Net Assets
Clarkston Partners Fund	9
Clarkston Fund	10
Clarkston Founders Fund	11
Financial Highlights	12
Notes to Financial Statements and Financial Highlights	27
Report of Independent Registered Public Accounting Firm	39
Tax Designations	40
Changes in and Disagreements with Accountants	41
Proxy Disclosures	42
Remuneration Paid to Directors, Officers, and Others	43
Statement Regarding Basis for Approval of Investment Advisory Agreement	44

Clarkston Partners Fund	Schedule of Investments

September 30, 2025

		Value
	Shares	(Note 2)
COMMON STOCK (98.39%)
Consumer Discretionary (6.81%)
John Wiley & Sons, Inc., Class A	816,429	$33,040,882
LKQ Corp.	925,000	28,249,500
Total Consumer Discretionary		61,290,382

Consumer Staples (31.63%)(a)
BellRing Brands, Inc., Class A(b)	345,000	12,540,750
Energizer Holdings, Inc.	1,470,000	36,588,300
Lamb Weston Holdings, Inc.	600,000	34,848,000
Molson Coors Beverage Co., Class B	865,000	39,141,250
Post Holdings, Inc.(b)	760,000	81,684,800
Primo Brands Corp.	600,000	13,260,000
Sysco Corp.	370,000	30,465,800
US Foods Holding Corp.(b)	470,000	36,011,400
Total Consumer Staples		284,540,300

Financials (18.94%)
Affiliated Managers Group, Inc.	315,000	75,105,450
Brown & Brown, Inc.	220,000	20,633,800
LPL Financial Holdings Inc.	143,000	47,574,670
Willis Towers Watson PLC	78,000	26,945,100
Total Financials		170,259,020

Health Care (16.33%)
Avantor, Inc.(b)	3,700,000	46,176,000
Envista Holdings Corp.(b)	1,600,000	32,592,000
Henry Schein, Inc.(b)	400,000	26,548,000
Medpace Holdings, Inc.(b)	35,000	17,995,600
Neogen Corp.(b)	4,135,000	23,610,850
Total Health Care		146,922,450

Industrials (11.74%)
CH Robinson Worldwide, Inc.	230,000	30,452,000
Hillenbrand, Inc.	1,265,000	34,205,600
Landstar System, Inc.	70,000	8,579,200
Middleby Corp.(b)	175,000	23,262,750
Ralliant Corp.	210,000	9,183,300
Total Industrials		105,682,850

Technology (9.12%)
CCC Intelligent Solutions Holdings, Inc.(b)	2,160,000	19,677,600

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2025	1

Clarkston Partners Fund	Schedule of Investments

September 30, 2025

		Value
	Shares	(Note 2)
Technology (continued)
Clarivate Plc(b)	16,275,000	$62,333,250
Total Technology		82,010,850

Utilities (3.82%)
GFL Environmental Inc.	725,000	34,350,500

TOTAL COMMON STOCK
(Cost $717,017,638)		885,056,352

TOTAL INVESTMENTS (98.39%)
(Cost $717,017,638)		$885,056,352

OTHER ASSETS IN EXCESS OF LIABILITIES (1.61%)		14,467,264

NET ASSETS (100.00%)		$899,523,616

(a)	For additional information on portfolio concentration, see Note 2.
(b)	Non-income producing security.

The sector categorization above is based on the Industry Classification Benchmark (ICB®) industry classifications. Where ICB® has not assigned a classification for a company, the Fund's investment adviser will assign a classification that it believes most accurately represents the company's business. Sectors are shown as a percent of the Fund's net assets. Industry categorizations used for Fund compliance purposes are based on classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management.(Unaudited)

See Notes to Financial Statements and Financial Highlights.

2	www.clarkstonfunds.com

Clarkston Fund	Schedule of Investments

September 30, 2025

		Value
	Shares	(Note 2)
COMMON STOCK (93.85%)
Basic Materials (0.82%)
International Flavors & Fragrances, Inc.	24,000	$1,476,960

Consumer Discretionary (8.97%)
Airbnb, Inc., Class A(a)	35,500	4,310,410
The Walt Disney Co.	19,500	2,232,750
Warner Bros. Discovery, Inc.(a)	490,000	9,569,700
Total Consumer Discretionary		16,112,860

Consumer Staples (23.41%)
Anheuser-Busch InBev SA/NV - ADR, Sponsored ADR	137,000	8,166,570
Lamb Weston Holdings, Inc.	120,000	6,969,600
Molson Coors Beverage Co., Class B	115,000	5,203,750
Post Holdings, Inc.(a)	102,000	10,962,960
Sysco Corp.	47,000	3,869,980
US Foods Holding Corp.(a)	90,000	6,895,800
Total Consumer Staples		42,068,660

Financials (16.43%)
Affiliated Managers Group, Inc.	47,000	11,206,210
Brown & Brown, Inc.	22,000	2,063,380
LPL Financial Holdings Inc.	15,000	4,990,350
The Charles Schwab Corp.	60,000	5,728,200
Willis Towers Watson PLC	16,000	5,527,200
Total Financials		29,515,340

Health Care (16.90%)
Align Technology, Inc.(a)	21,000	2,629,620
Avantor, Inc.(a)	835,000	10,420,800
Becton Dickinson & Co.	36,000	6,738,120
Danaher Corp.	9,300	1,843,818
IQVIA Holdings, Inc.(a)	46,000	8,737,240
Total Health Care		30,369,598

Industrials (16.30%)
Capital One Financial Corp.	22,500	4,783,050
CH Robinson Worldwide, Inc.	44,000	5,825,600
FedEx Corp.	29,500	6,956,395
Fidelity National Information Services, Inc.	63,000	4,154,220
Fortive Corp.	108,000	5,290,920

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2025	3

Clarkston Fund	Schedule of Investments

September 30, 2025

		Value
	Shares	(Note 2)
Industrials (continued)
IDEX Corp.	14,000	$2,278,640
Total Industrials		29,288,825

Technology (8.05%)
Clarivate Plc(a)	2,745,000	10,513,350
Gartner, Inc.(a)	15,000	3,943,050
Total Technology		14,456,400

Telecommunications (2.97%)
Comcast Corp., Class A	170,000	5,341,400

TOTAL COMMON STOCK
(Cost $141,719,601)		168,630,043

TOTAL INVESTMENTS (93.85%)
(Cost $141,719,601)		$168,630,043

OTHER ASSETS IN EXCESS OF LIABILITIES (6.15%)		11,055,731

NET ASSETS (100.00%)		$179,685,774

(a)	Non-income producing security.

The sector categorization above is based on the Industry Classification Benchmark (ICB®) industry classifications. Where ICB® has not assigned a classification for a company, the Fund's investment adviser will assign a classification that it believes most accurately represents the company's business. Sectors are shown as a percent of the Fund's net assets. Industry categorizations used for Fund compliance purposes are based on classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management.(Unaudited)

See Notes to Financial Statements and Financial Highlights.

4	www.clarkstonfunds.com

Clarkston Founders Fund	Schedule of Investments

September 30, 2025

		Value
	Shares	(Note 2)
COMMON STOCK (95.99%)
Basic Materials (0.82%)
International Flavors & Fragrances, Inc.	105,000	$6,461,700

Consumer Discretionary (7.42%)
LKQ Corp.	800,000	24,432,000
Warner Bros. Discovery, Inc.(a)	1,735,000	33,884,550
Total Consumer Discretionary		58,316,550

Consumer Staples (24.20%)
Anheuser-Busch InBev SA/NV - ADR, Sponsored ADR	355,000	21,161,550
Lamb Weston Holdings, Inc.	525,000	30,492,000
Molson Coors Beverage Co., Class B	590,000	26,697,500
Post Holdings, Inc.(a)	530,000	56,964,400
Primo Brands Corp.	495,000	10,939,500
Sysco Corp.	175,000	14,409,500
US Foods Holding Corp.(a)	385,000	29,498,700
Total Consumer Staples		190,163,150

Financials (18.15%)
Affiliated Managers Group, Inc.	240,879	57,432,780
Brown & Brown, Inc.	95,000	8,910,050
LPL Financial Holdings Inc.	65,000	21,624,850
The Charles Schwab Corp.	265,000	25,299,550
Willis Towers Watson PLC	85,000	29,363,250
Total Financials		142,630,480

Health Care (17.66%)
Align Technology, Inc.(a)	90,000	11,269,800
Avantor, Inc.(a)	3,290,000	41,059,200
Becton Dickinson & Co.	132,000	24,706,440
Henry Schein, Inc.(a)	300,000	19,911,000
IQVIA Holdings, Inc.(a)	150,000	28,491,000
Medpace Holdings, Inc.(a)	26,000	13,368,160
Total Health Care		138,805,600

Industrials (13.42%)
CH Robinson Worldwide, Inc.	190,000	25,156,000
FedEx Corp.	122,000	28,768,820
Fortive Corp.	460,000	22,535,400
IDEX Corp.	65,000	10,579,400

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2025	5

Clarkston Founders Fund	Schedule of Investments

September 30, 2025

		Value
	Shares	(Note 2)
Industrials (continued)
Middleby Corp.(a)	138,733	$18,441,778
Total Industrials		105,481,398

Technology (10.67%)
CCC Intelligent Solutions Holdings, Inc.(a)	1,600,000	14,576,000
Clarivate Plc(a)	13,555,000	51,915,650
Gartner, Inc.(a)	66,000	17,349,420
Total Technology		83,841,070

Utilities (3.65%)
GFL Environmental Inc.	605,000	28,664,900

TOTAL COMMON STOCK
(Cost $645,153,851)		754,364,848

TOTAL INVESTMENTS (95.99%)
(Cost $645,153,851)		$754,364,848

OTHER ASSETS IN EXCESS OF LIABILITIES (4.01%)		31,542,519

NET ASSETS (100.00%)		$785,907,367

(a)	Non-income producing security.

The sector categorization above is based on the Industry Classification Benchmark (ICB®) industry classifications. Where ICB® has not assigned a classification for a company, the Fund's investment adviser will assign a classification that it believes most accurately represents the company's business. Sectors are shown as a percent of the Fund's net assets. Industry categorizations used for Fund compliance purposes are based on classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management.(Unaudited)

See Notes to Financial Statements and Financial Highlights.

6	www.clarkstonfunds.com

Clarkston Funds	Statements of Assets and Liabilities

September 30, 2025

			Clarkston
	Clarkston	Clarkston	Founders
	Partners Fund	Fund	Fund
ASSETS:
Investments, at value (Cost $717,017,638, $141,719,601 and $645,153,851)	$885,056,352	$168,630,043	$754,364,848
Cash and cash equivalents	13,157,050	11,026,614	32,387,778
Receivable for investments sold	2,057,715	–	–
Receivable for shares sold	5,703	8,103	23,312
Dividends and interest receivable	288,702	159,460	590,889
Other assets	35,998	8,121	14,928
Total Assets	900,601,520	179,832,341	787,381,755

LIABILITIES:
Payable for administration and transfer agent fees	42,363	11,169	31,764
Payable for shares redeemed	362,579	49,089	929,900
Payable to adviser	573,489	58,429	459,266
Payable for shareholder service fees	37,169	14,988	15,702
Payable for printing fees	13,409	7,004	11,076
Payable for professional fees	35,622	5,141	23,469
Payable for trustees' fees and expenses	4,909	–	–
Payable to Chief Compliance Officer fees	2,098	403	1,747
Accrued expenses and other liabilities	6,266	344	1,464
Total Liabilities	1,077,904	146,567	1,474,388
NET ASSETS	$899,523,616	$179,685,774	$785,907,367

NET ASSETS CONSIST OF:
Paid-in capital (Note 5)	$725,869,014	$148,960,223	$681,259,421
Total distributable earnings	173,654,602	30,725,551	104,647,946
NET ASSETS	$899,523,616	$179,685,774	$785,907,367

PRICING OF SHARES
Founders Class:
Net Asset Value, offering and redemption price per share	$13.46	N/A	$16.65
Net Assets	$413,641,031	N/A	$569,911,973
Shares of beneficial interest outstanding	30,731,740	N/A	34,219,834
Institutional Class:
Net Asset Value, offering and redemption price per share	$13.34	$15.95	$16.61
Net Assets	$485,882,585	$179,685,774	$215,995,394
Shares of beneficial interest outstanding	36,427,045	11,267,635	13,006,782

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2025	7

Clarkston Funds	Statements of Operations

For the Year Ended September 30, 2025

	Clarkston	Clarkston	Clarkston
	Partners Fund	Fund	Founders Fund
INVESTMENT INCOME:
Dividends	$14,258,638	$2,627,590	$9,752,032
Foreign taxes withheld	(10,538)	(39,667)	(110,146)
Total Investment Income	14,248,100	2,587,923	9,641,886
EXPENSES:
Investment advisory fees (Note 6)	8,442,281	893,150	5,849,350
Administration fees	447,437	88,467	334,810
Shareholder service fees
Institutional Class	517,677	171,604	205,363
Custody fees	27,101	5,448	20,539
Legal fees	83,472	12,126	54,403
Audit and tax fees	20,203	18,703	18,703
Transfer agent fees	64,006	32,304	26,411
Trustees fees and expenses	126,871	19,084	85,050
Registration and filing fees	65,244	27,430	43,302
Printing fees	1,515	11,783	8,162
Chief Compliance Officer fees	26,178	4,501	19,611
Insurance fees	26,980	3,810	17,360
Other expenses	20,757	8,438	16,420
Total Expenses	9,869,722	1,296,848	6,699,484
Less fees waived by investment adviser (Note 6)
Founders Class	(169,566)	–	(184,515)
Institutional Class	(219,987)	(142,560)	(70,136)
Total fees waived by investment adviser (Note 6)	(389,553)	(142,560)	(254,651)
Net Expenses	9,480,169	1,154,288	6,444,833
NET INVESTMENT INCOME	4,767,931	1,433,635	3,197,053
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	12,352,365	6,604,041	38,493,789
Net realized gain	12,352,365	6,604,041	38,493,789
Change in unrealized appreciation/(depreciation) on:
Investments	(102,356,467)	(3,485,684)	(12,426,061)
Net change	(102,356,467)	(3,485,684)	(12,426,061)
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	(90,004,102)	3,118,357	26,067,728
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(85,236,171)	$4,551,992	$29,264,781

See Notes to Financial Statements and Financial Highlights.

8	www.clarkstonfunds.com

Clarkston Partners Fund	Statements of Changes in Net Assets

	For the Year	For the Year
	Ended	Ended
	September 30,	September 30,
	2025	2024
OPERATIONS:
Net investment income	$4,767,931	$6,234,226
Net realized gain on investments	12,352,365	22,223,997
Net change in unrealized appreciation/(depreciation) on investments	(102,356,467)	130,663,553
Net increase/(decrease) in net assets resulting from operations	(85,236,171)	159,121,776

DISTRIBUTIONS TO SHAREHOLDERS
Founders Class	(5,318,225)	(19,684,887)
Institutional Class	(6,898,574)	(29,910,558)
Total distributions	(12,216,799)	(49,595,445)

BENEFICIAL SHARE TRANSACTIONS (Note 5):
Founders Class
Shares sold	28,260	436,755
Dividends reinvested	139,714	595,440
Shares redeemed	(53,740,316)	(51,239,665)
Net decrease from beneficial share transactions	(53,572,342)	(50,207,470)
Institutional Class
Shares sold	57,279,678	123,827,673
Dividends reinvested	6,546,912	28,886,182
Shares redeemed	(194,490,635)	(335,962,564)
Net decrease from beneficial share transactions	(130,664,045)	(183,248,709)
Net decrease in net assets	(281,689,357)	(123,929,848)

NET ASSETS:
Beginning of year	1,181,212,973	1,305,142,821
End of year	$899,523,616	$1,181,212,973

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2025	9

Clarkston Fund	Statements of Changes in Net Assets

	For the Year	For the Year
	Ended	Ended
	September 30,	September 30,
	2025	2024
OPERATIONS:
Net investment income	$1,433,635	$1,423,695
Net realized gain/(loss) on investments	6,604,041	(1,221,892)
Net change in unrealized appreciation/(depreciation) on investments	(3,485,684)	24,797,559
Net increase in net assets resulting from operations	4,551,992	24,999,362

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	(1,514,080)	(4,699,381)
Total distributions	(1,514,080)	(4,699,381)

BENEFICIAL SHARE TRANSACTIONS (Note 5):
Institutional Class
Shares sold	28,886,445	38,023,892
Dividends reinvested	1,511,599	4,689,845
Shares redeemed	(21,636,992)	(20,586,455)
Net increase from beneficial share transactions	8,761,052	22,127,282
Net increase in net assets	11,798,964	42,427,263

NET ASSETS:
Beginning of year	167,886,810	125,459,547
End of year	$179,685,774	$167,886,810

See Notes to Financial Statements and Financial Highlights.

10	www.clarkstonfunds.com

Clarkston Founders Fund	Statements of Changes in Net Assets

	For the Year	For the Year
	Ended	Ended
	September 30,	September 30,
	2025	2024
OPERATIONS:
Net investment income	$3,197,053	$3,455,899
Net realized gain/(loss) on investments	38,493,789	(45,264,132)
Net change in unrealized appreciation/(depreciation) on investments	(12,426,061)	146,326,178
Net increase in net assets resulting from operations	29,264,781	104,517,945

DISTRIBUTIONS TO SHAREHOLDERS
Founders Class	(2,727,873)	(8,340,342)
Institutional Class	(961,756)	(3,035,281)
Total distributions	(3,689,629)	(11,375,623)

BENEFICIAL SHARE TRANSACTIONS (Note 5):
Founders Class
Shares sold	73,851,972	97,041,015
Dividends reinvested	34,979	111,165
Shares redeemed	(83,168,148)	(76,390,737)
Net increase/(decrease) from beneficial share transactions	(9,281,197)	20,761,443
Institutional Class
Shares sold	19,810,644	41,989,764
Dividends reinvested	956,502	3,013,276
Shares redeemed	(26,049,201)	(32,256,421)
Net increase/(decrease) from beneficial share transactions	(5,282,055)	12,746,619
Net increase in net assets	11,011,900	126,650,384

NET ASSETS:
Beginning of year	774,895,467	648,245,083
End of year	$785,907,367	$774,895,467

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2025	11

Clarkston Partners Fund – Founders Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Total Distributions
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(b)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income including reimbursement/waiver

PORTFOLIO TURNOVER RATE

See Notes to Financial Statements and Financial Highlights.

12	www.clarkstonfunds.com

Clarkston Partners Fund – Founders Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

For the Year	For the Year	For the Year	For the Year	For the Year
Ended	Ended	Ended	Ended	Ended
September 30,	September 30,	September 30,	September 30,	September 30,
2025	2024	2023	2022	2021
$14.68	$13.38	$14.61	$15.73	$12.61

0.07	0.08	0.21	0.03	0.06
(1.14)	1.75	0.87	(1.01)	3.62
(1.07)	1.83	1.08	(0.98)	3.68

(0.07)	(0.05)	(0.17)	(0.06)	(0.06)
(0.08)	(0.48)	(2.14)	(0.08)	(0.50)
(0.15)	(0.53)	(2.31)	(0.14)	(0.56)
(1.22)	1.30	(1.23)	(1.12)	3.12
$13.46	$14.68	$13.38	$14.61	$15.73

(7.35%)	13.97%	7.23%	(6.31%)	29.47%

$413,641	$507,785	$511,462	$600,879	$669,345

0.89%	0.88%	0.88%	0.88%	0.88%
0.85%	0.85%	0.85%	0.85%	0.85%
0.50%	0.55%	1.47%	0.21%	0.40%

28%	22%	16%	21%	9%

(a)	Calculated using the average shares method.
(b)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2025	13

Clarkston Partners Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Total Distributions
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(b)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income including reimbursement/waiver

PORTFOLIO TURNOVER RATE

See Notes to Financial Statements and Financial Highlights.

14	www.clarkstonfunds.com

Clarkston Partners Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

For the Year		For the Year		For the Year		For the Year		For the Year
Ended		Ended		Ended		Ended		Ended
September 30,		September 30,		September 30,		September 30,		September 30,
2025		2024		2023		2022		2021
$14.56		$13.28		$14.52		$15.64		$12.55

0.06		0.06		0.18		0.02		0.05
(1.13)		1.74		0.88		(1.01)		3.59
(1.07)		1.80		1.06		(0.99)		3.64

(0.07)		(0.04)		(0.16)		(0.05)		(0.05)
(0.08)		(0.48)		(2.14)		(0.08)		(0.50)
(0.15)		(0.52)		(2.30)		(0.13)		(0.55)
(1.22)		1.28		(1.24)		(1.12)		3.09
$13.34		$14.56		$13.28		$14.52		$15.64

(7.45%)		13.88%		7.16%		(6.39%)		29.33%

$485,883		$673,428		$793,680		$820,374		$845,824

0.97%		0.96%		0.96%		0.96%		0.98%
0.94	%(c)	0.93	%(c)	0.94	%(c)	0.94	%(c)	0.95	%(c)
0.42%		0.47%		1.29%		0.12%		0.30%

28%		22%		16%		21%		9%

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2025	15

Clarkston Partners Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

(a)	Calculated using the average shares method.
(b)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	According to the Fund's shareholder services plan with respect to the Fund's Institutional shares, any amount of fees accrued according to the plan but not paid during the Fund's fiscal year for such service activities shall be reimbursed to the Fund as soon as practicable. Fees were reimbursed to the Fund for the years ended September 30, 2025, September 30, 2024, September 30, 2023, September 30, 2022, and September 30, 2021, respectively, in the amount of 0.06%, 0.07%, 0.06%, 0.06%, and 0.05% of average net assets of Institutional shares.

See Notes to Financial Statements and Financial Highlights.

16	www.clarkstonfunds.com

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Clarkston Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Total Distributions
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(b)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income including reimbursement/waiver

PORTFOLIO TURNOVER RATE

See Notes to Financial Statements and Financial Highlights.

18	www.clarkstonfunds.com

Clarkston Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

For the Year		For the Year		For the Year		For the Year		For the Year
Ended		Ended		Ended		Ended		Ended
September 30,		September 30,		September 30,		September 30,		September 30,
2025		2024		2023		2022		2021
$15.70		$13.66		$12.28		$14.80		$12.05

0.12		0.14		0.12		0.06		0.07
0.27		2.40		1.92		(2.11)		3.49
0.39		2.54		2.04		(2.05)		3.56

(0.14)		(0.12)		(0.07)		(0.05)		(0.16)
–		(0.38)		(0.59)		(0.42)		(0.65)
(0.14)		(0.50)		(0.66)		(0.47)		(0.81)
0.25		2.04		1.38		(2.52)		2.75
$15.95		$15.70		$13.66		$12.28		$14.80
2.46%		18.94%		17.04%		(14.33%)		30.08%

$179,686		$167,887		$125,460		$100,610		$97,936

0.73%		0.73%		0.73%		0.76%		0.80%
0.65	%(c)	0.64	%(c)	0.65	%(c)	0.65	%(c)	0.66	%(c)
0.80%		0.98%		0.84%		0.41%		0.46%
25%		23%		12%		18%		18%

(a)	Calculated using the average shares method.
(b)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	According to the Fund's shareholder services plan with respect to the Fund's Institutional shares, any amount of fees accrued according to the plan but not paid during the Fund's fiscal year for such service activities shall be reimbursed to the Fund as soon as practicable. Fees were reimbursed to the Fund for the years ended September 30, 2025, September 30, 2024, September 30, 2023, September 30, 2022, and September 30, 2021, respectively, in the amount of 0.05%, 0.06%, 0.05%, 0.05%, and 0.04% of average net assets of Institutional shares.

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2025	19

Clarkston Founders Fund – Founders Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Total Distributions
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(d)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income including reimbursement/waiver

PORTFOLIO TURNOVER RATE

See Notes to Financial Statements and Financial Highlights.

20	www.clarkstonfunds.com

Clarkston Founders Fund – Founders Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

For the Year	For the Year	For the Year	For the Year		For the Period
Ended	Ended	Ended	Ended		Ended
September 30, 2025	September 30, 2024	September 30, 2023	September 30, 2022		September 30, 2021(a)
$16.13	$14.12	$13.72	$15.09		$15.54

0.07	0.08	0.19	0.01		0.02
0.53	2.18	1.11	(1.31)		(0.47	)(c)
0.60	2.26	1.30	(1.30)		(0.45)

(0.08)	(0.10)	(0.12)	(0.01)		–
–	(0.15)	(0.78)	(0.06)		–
(0.08)	(0.25)	(0.90)	(0.07)		–
0.52	2.01	0.40	(1.37)		(0.45)
$16.65	$16.13	$14.12	$13.72		$15.09

3.72%	16.16%	9.60%	(8.64%)		(2.90%)

$569,912	$560,408	$472,102	$404,512		$278,749

0.83%	0.84%	0.82%	0.84%		0.86	%(e)
0.80%	0.80%	0.80%	0.80	%(f)	0.80	%(e)
0.44%	0.52%	1.28%	0.09%		0.20	%(e)

27%	17%	13%	17%		5	%(g)

(a)	Commenced operations on February 17, 2021.
(b)	Calculated using the average shares method.
(c)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(d)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Annualized.

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2025	21

Clarkston Founders Fund – Founders Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

(f)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of recaptured fees.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

22	www.clarkstonfunds.com

Page Intentionally Left Blank

Clarkston Founders Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Total Distributions
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(c)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income/(loss) including reimbursement/waiver

PORTFOLIO TURNOVER RATE

See Notes to Financial Statements and Financial Highlights.

24	www.clarkstonfunds.com

Clarkston Founders Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

For the Year		For the Year		For the Year		For the Year		For the Year
Ended		Ended		Ended		Ended		Ended
September 30,		September 30,		September 30,		September 30,		September 30,
2025		2024		2023		2022		2021
$16.09		$14.10		$13.71		$15.09		$12.35

0.05		0.06		0.17		(0.00	)(b)	(0.00	)(b)
0.54		2.17		1.11		(1.32)		2.87
0.59		2.23		1.28		(1.32)		2.87

(0.07)		(0.09)		(0.11)		0.00	(b)	(0.02)
–		(0.15)		(0.78)		(0.06)		(0.11)
(0.07)		(0.24)		(0.89)		(0.06)		(0.13)
0.52		1.99		0.39		(1.38)		2.74
$16.61		$16.09		$14.10		$13.71		$15.09

3.69%		16.00%		9.50%		(8.74%)		23.31%

$215,995		$214,488		$176,143		$150,563		$139,088

0.93%		0.93%		0.93%		0.94%		0.92%
0.90	%(d)	0.89	%(d)	0.91	%(d)	0.90	%(d)(e)	0.86	%(d)
0.34%		0.42%		1.16%		(0.02%)		(0.00	%)(f)

27%		17%		13%		17%		5%

(a)	Calculated using the average shares method.
(b)	Less than $0.005 per share.
(c)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2025	25

Clarkston Founders Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

(d)	According to the Fund's shareholder services plan with respect to the Fund's Institutional shares, any amount of fees accrued according to the plan but not paid during the Fund's fiscal year for such service activities shall be reimbursed to the Fund as soon as practicable. Fees were reimbursed to the Fund for the years ended September 30, 2025, September 30, 2024, September 30, 2023, September 30, 2022 and September 30, 2021, respectively, in the amount of 0.05%, 0.06%, 0.04%, 0.05% and 0.09% of average net assets of Institutional shares.
(e)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of recaptured fees.
(f)	Less than 0.005%.

See Notes to Financial Statements and Financial Highlights.

26	www.clarkstonfunds.com

Clarkston Funds	Notes to Financial Statements and Financial Highlights

September 30, 2025

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This annual report describes the Clarkston Partners Fund, the Clarkston Fund and the Clarkston Founders Fund (each, a “Fund” and collectively, the “Funds”). The Funds are non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. Each Fund's investment objective is to achieve long-term capital appreciation. The Clarkston Partners Fund and Clarkston Founders Fund currently offer Founders Class shares and Institutional Class shares, and the Clarkston Fund currently offers Institutional Class shares. Each share class of the Clarkston Partners Fund and Clarkston Founders Fund has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board or Trustees”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Funds’ assets are valued. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”), with the exception of exchange-traded open-end investment companies, which are priced as equity securities. Money market funds, representing short-term investments, are valued at their NAV.

Annual Report | September 30, 2025	27

Clarkston Funds	Notes to Financial Statements and Financial Highlights

September 30, 2025

When prices or quotations for securities held by the Funds are not available, or when the valuation designee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 –	Significant unobservable prices or inputs (including a Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

28	www.clarkstonfunds.com

Clarkston Funds	Notes to Financial Statements and Financial Highlights

September 30, 2025

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2025:

CLARKSTON PARTNERS FUND

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
Investments in Securities at Value	Quoted Prices	Inputs	Inputs	Total
Common Stock
Consumer Discretionary	$61,290,382	$–	$–	$61,290,382
Consumer Staples	284,540,300	–	–	284,540,300
Financials	170,259,020	–	–	170,259,020
Health Care	146,922,450	–	–	146,922,450
Industrials	105,682,850	–	–	105,682,850
Technology	82,010,850	–	–	82,010,850
Utilities	34,350,500	–	–	34,350,500
Total	$885,056,352	$–	$–	$885,056,352

CLARKSTON FUND

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
Investments in Securities at Value	Quoted Prices	Inputs	Inputs	Total
Common Stock
Basic Materials	$1,476,960	$–	$–	$1,476,960
Consumer Discretionary	16,112,860	–	–	16,112,860
Consumer Staples	42,068,660	–	–	42,068,660
Financials	29,515,340	–	–	29,515,340
Health Care	30,369,598	–	–	30,369,598
Industrials	29,288,825	–	–	29,288,825
Technology	14,456,400	–	–	14,456,400
Telecommunications	5,341,400	–	–	5,341,400
Total	$168,630,043	$–	$–	$168,630,043

CLARKSTON FOUNDERS FUND

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
Investments in Securities at Value	Quoted Prices	Inputs	Inputs	Total
Common Stock
Basic Materials	$6,461,700	$–	$–	$6,461,700
Consumer Discretionary	58,316,550	–	–	58,316,550
Consumer Staples	190,163,150	–	–	190,163,150
Financials	142,630,480	–	–	142,630,480
Health Care	138,805,600	–	–	138,805,600
Industrials	105,481,398	–	–	105,481,398
Technology	$83,841,070	$–	$–	$83,841,070
Utilities	28,664,900	–	–	28,664,900
Total	$754,364,848	$–	$–	$754,364,848

Annual Report | September 30, 2025	29

Clarkston Funds	Notes to Financial Statements and Financial Highlights

September 30, 2025

There were no Level 3 securities held during the year ended September 30, 2025.

Cash & Cash Equivalents: The Funds consider their investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds maintain cash balances, which, at times may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Selected Risks: Some significant types of financial risks the Funds are exposed to are listed below. Please see the Funds' prospectus and statement of additional information for additional information regarding the risks associated with an investment in the Funds.

Concentration Risk: The Funds operate as “non-diversified” investment companies, as defined in the 1940 Act. As a result of being “non-diversified” with respect to 50% of the Funds' portfolios, the Funds must limit the portion of their assets invested in the securities of a single issuer to 5%, measured at the time of purchase. In addition, no single investment can exceed 25% of the Funds' total assets at the time of purchase. A more concentrated portfolio may cause the Funds' net asset value to be more volatile and thus may subject stockholders to more risk. Thus, the volatility of the Funds' net asset value and their performance in general, depends disproportionately more on the performance of a smaller number of holdings than that of a more diversified fund. As a result, the Funds are subject to a greater risk of loss than a fund that diversifies its investments more broadly.

Concentration of Credit Risk: Each Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the period, the amount on deposit may exceed the FDIC limit and subject a Fund to a credit risk. The Funds do not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees' fees and expenses.

Fund Expenses: Some expenses can be directly attributed to a Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class. Fees provided under the shareholder service plan for a particular class of a Fund are charged to the operations of such class.

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year so that they will not be subject to federal income or excise tax on undistributed income and gains. The Funds are not subject to income taxes to the extent such distributions are made.

30	www.clarkstonfunds.com

Clarkston Funds	Notes to Financial Statements and Financial Highlights

September 30, 2025

As of and during the year ended September 30, 2025, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. The Funds file U.S. federal, state and local income tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. The Funds’ administrator has analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of September 30, 2025, no provision for income tax is required in the Funds’ financial statements related to these tax positions.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned using the effective yield method. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to a Fund. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. All of the realized and unrealized gains and losses of a Fund and net investment income of a Fund are allocated daily to each class of the Fund in proportion to its average daily net assets.

Distributions to Shareholders: The Funds normally pay dividends, if any, and distribute capital gains, if any, on an annual basis. Income dividend distributions are derived from interest, dividends and other income the Funds receive from their investments, including short-term capital gains. Long-term capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than one year. A Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

3. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Funds. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end.

Annual Report | September 30, 2025	31

Clarkston Funds	Notes to Financial Statements and Financial Highlights

September 30, 2025

The tax character of distributions paid during the fiscal year ended September 30, 2025, were as follows:

		Long-Term Capital
	Ordinary Income	Gains
Clarkston Partners Fund	$5,834,231	$6,382,568
Clarkston Fund	1,514,080	–
Clarkston Founders Fund	3,689,629	–

The tax character of distributions paid during the fiscal year ended September 30, 2024, were as follows:

		Long-Term Capital
	Ordinary Income	Gains
Clarkston Partners Fund	$10,421,131	$39,174,314
Clarkston Fund	1,128,769	3,570,612
Clarkston Founders Fund	7,042,936	4,332,687

As of September 30, 2025, permanent differences in book and tax accounting were reclassified. The following reclassifications, which had no impact on results of operations or net assets, were recorded to reflect tax character:

		Total Distributable
	Paid-in Capital	Earnings
Clarkston Partners Fund	$10,064,541	$(10,064,541)
Clarkston Fund	181,466	(181,466)

These differences are primarily attributable to tax treatment of earnings and profits on redemption of shares.

Unrealized Appreciation and Depreciation on Investments: As of September 30, 2025, the aggregate costs of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) for Federal tax purposes were as follows:

	Clarkston Partners	Clarkston	Clarkston Founders
	Fund	Fund	Fund
Gross unrealized appreciation (excess of value over tax cost)	$279,383,497	$42,109,615	$190,685,981
Gross unrealized depreciation (excess of tax cost over value)	(111,344,783)	(15,199,171)	(81,474,984)
Net unrealized appreciation	$168,038,714	$26,910,444	$109,210,997
Cost of investments for income tax purposes	$717,017,638	$141,719,601	$645,153,851

32	www.clarkstonfunds.com

Clarkston Funds	Notes to Financial Statements and Financial Highlights

September 30, 2025

Components of Distributable Earnings: As of September 30, 2025, components of distributable earnings on a tax basis were as follows:

	Clarkston Partners		Clarkston
	Fund	Clarkston Fund	Founders Fund
Undistributed ordinary income	$2,857,858	$2,086,378	$2,207,292
Undistributed capital gains	2,758,030	1,728,729	–
Other Accumulated Losses	–	–	(6,770,343)
Net unrealized appreciation	168,038,714	26,910,444	109,210,997
Total	$173,654,602	$30,725,551	$104,647,946

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of the current fiscal year end, the following amounts are available as carry forwards to the next tax year:

Fund	Short Term	Long-Term
Clarkston Founders Fund	$1,477,815	$5,292,528

Capital loss carryovers used by the Clarkston Founders Fund during the period ended September 30, 2025 were $38,493,789.

4. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities, during the year ended September 30, 2025, were as follows:

		Proceeds from Sales of
	Purchases of Securities	Securities
Clarkston Partners Fund	$279,497,049	$344,600,888
Clarkston Fund	65,814,444	38,848,148
Clarkston Founders Fund	288,226,303	191,280,265

5. BENEFICIAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Funds have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights. Neither the Funds nor any of their creditors have the right to require shareholders to pay any additional amounts solely because the shareholder owns the shares.

Annual Report | September 30, 2025	33

Clarkston Funds	Notes to Financial Statements and Financial Highlights

September 30, 2025

Transactions in common shares were as follows:

	For the Year Ended	For the Year Ended
	September 30,	September 30,
	2025	2024
Clarkston Partners Fund
Founders Class
Shares sold	1,915	28,504
Shares issued in reinvestment of distributions to shareholders	9,358	43,782
Shares redeemed	(3,859,606)	(3,707,220)
Net decrease in shares outstanding	(3,848,333)	(3,634,934)
Institutional Class
Shares sold	4,080,975	8,936,530
Shares issued in reinvestment of distributions to shareholders	442,359	2,139,717
Shares redeemed	(14,347,718)	(24,587,289)
Net decrease in shares outstanding	(9,824,384)	(13,511,042)

Clarkston Fund
Institutional Class
Shares sold	1,867,022	2,575,609
Shares issued in reinvestment of distributions to shareholders	95,129	325,458
Shares redeemed	(1,389,931)	(1,392,939)
Net increase in shares outstanding	572,220	1,508,128

Clarkston Founders Fund
Founders Class
Shares sold	4,606,275	6,415,334
Shares issued in reinvestment of distributions to shareholders	2,128	7,446
Shares redeemed	(5,138,772)	(5,100,651)
Net increase/(decrease) in shares outstanding	(530,369)	1,322,129
Institutional Class
Shares sold	1,240,963	2,775,699
Shares issued in reinvestment of distributions to shareholders	58,324	202,233
Shares redeemed	(1,623,177)	(2,143,260)
Net increase/(decrease) in shares outstanding	(323,890)	834,672

34	www.clarkstonfunds.com

Clarkston Funds	Notes to Financial Statements and Financial Highlights

September 30, 2025

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. Approximately 88% of the outstanding shares of the Clarkston Partners Fund are held by three omnibus accounts that own shares on behalf of their underlying beneficial owners. Approximately 77% of the outstanding shares of the Clarkston Fund are owned by one omnibus account that owns shares on behalf of its underlying beneficial owners. Approximately 90% of the outstanding shares of the Clarkston Founders Fund are held by two omnibus accounts that own shares on behalf of their underlying beneficial owners. Share transaction activities of these shareholders could have a material impact on the Funds.

6. MANAGEMENT AND RELATED PARTY TRANSACTIONS

Investment Advisory: Clarkston Capital Partners, LLC (“Clarkston” or the “Adviser”), subject to the authority of the Board, is responsible for the management of the Funds’ portfolios. The Adviser manages the investments of the Funds in accordance with the Funds’ investment objectives, policies and limitations and investment guidelines established jointly by the Adviser and the Board.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, each Fund pays the Adviser an annual management fee that is based on each Fund’s average daily net assets. The management fee is paid on a monthly basis. The contractual management fee rates are 0.80%, 0.50% and 0.75% for the Clarkston Partners Fund, the Clarkston Fund and the Clarkston Founders Fund, respectively. The Board may extend the Advisory Agreement for additional one-year terms. The Board and shareholders of a Fund may terminate the Advisory Agreement upon 30 days’ written notice. The Adviser may terminate the Advisory Agreement upon 60 days’ notice.

Pursuant to a fee waiver letter agreement (the “Fee Waiver Agreement”), the Adviser has contractually agreed to limit the amount of each Fund’s Total Annual Fund Operating Expenses, (excluding shareholder servicing fees, brokerage expenses, interest expenses, taxes, acquired fund fees and expenses and extraordinary expenses) to an annual rate of 0.85% of the Clarkston Partners Fund’s average daily net assets for each of the Founders Class shares and the Institutional Class shares, 0.55% of the Clarkston Fund’s average daily net assets for the Institutional Class shares and 0.80% of the Clarkston Founders Fund’s average daily net assets for each of the Founders Class shares and the Institutional Class shares. The Fee Waiver Agreement is in effect through January 31, 2027 and will automatically continue upon annual approval by the Board for successive twelve-month periods unless (i) it is terminated earlier by the Board, or (ii) the Adviser provides at least 30 days written notice of its non-continuance prior to the end of the then effective term. The Adviser may not terminate the Fee Waiver Agreement without the approval of the Trust’s Board. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement (whether through a reduction of its management fee or otherwise) only to the extent that a Fund’s expenses in later periods do not exceed the lesser of: (1) the contractual expense limit in effect at the time the Adviser waives or limits the expenses; or (2) the contractual expense limit in effect at the time the Adviser seeks to recover the expenses; provided, however, that the Funds will not be obligated to pay any such deferred fees or expenses more than three years after the date on which the fee or expense was reduced, as calculated on a monthly basis.

For the year ended September 30, 2025, the fee waivers and/or reimbursements were $169,566, $219,987, $142,560, $184,515, and $70,136 for the Clarkston Partners Fund Founders Class, Clarkston Partners Fund Institutional Class, Clarkston Fund Institutional Class, Clarkston Founders Fund Founders Class and Clarkston Founders Fund Institutional Class, respectively.

Annual Report | September 30, 2025	35

Clarkston Funds	Notes to Financial Statements and Financial Highlights

September 30, 2025

As of September 30, 2025, the balances of recoupable expenses for each Fund and class were as follows:

	Expiring in	Expiring in	Expiring in
	2026	2027	2028
Clarkston Partners Fund
Founders	$145,168	$137,409	$169,566
Institutional	222,408	217,941	219,987

Clarkston Fund	102,951	137,800	142,560

Clarkston Founders Fund
Founders	97,656	186,726	184,515
Institutional	37,878	70,717	70,136

Administrator: ALPS Fund Services, Inc. (“ALPS”) (an affiliate of ALPS Distributors, Inc.) serves as administrator to each Fund. The Funds have agreed to pay expenses incurred in connection with their administrative activities. Pursuant to the Administration, Bookkeeping and Pricing Services Agreement with the Trust, ALPS provides operational services to the Funds including, but not limited to, fund accounting and fund administration and generally assists in each Fund’s operations. Each Fund’s administration fee is accrued on a daily basis and paid monthly. The officers of the Trust are employees of ALPS. Administration fees paid by the Funds for the year ended September 30, 2025, are disclosed in the Statements of Operations. ALPS is reimbursed by the Funds for certain out-of-pocket expenses.

Transfer Agent: ALPS serves as transfer agent for each Fund under a Transfer Agency and Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Funds plus fees for open accounts and is reimbursed for certain out-of-pocket expenses.

Compliance Services: ALPS provides Chief Compliance Officer services to each Fund to monitor and test the policies and procedures of each Fund in conjunction with requirements under Rule 38a-1 of the 1940 Act pursuant to a Chief Compliance Officer Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Funds and is reimbursed for certain out-of-pocket expenses.

Distribution: ALPS Distributors, Inc. (the “Distributor”) (an affiliate of ALPS) acts as the principal underwriter of each Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares of each Fund are offered on a continuous basis through the Distributor, as agent of the Funds. The Distributor is not obligated to sell any particular amount of shares and is not entitled to any compensation for its services as the Funds’ principal underwriter pursuant to the Distribution Agreement.

Each Fund has adopted a shareholder services plan (“Shareholder Services Plan”) for its Institutional Class. Under the Shareholder Services Plan each Fund is authorized to pay banks and their affiliates and other institutions, including broker-dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.15% of the average daily net asset value of each Fund’s Institutional Class shares to Participating Organizations as compensation for providing shareholder service activities, which do not include distribution services, pursuant to an agreement with a Participating Organization.

36	www.clarkstonfunds.com

Clarkston Funds	Notes to Financial Statements and Financial Highlights

September 30, 2025

7. TRUSTEES AND OFFICERS

As of September 30, 2025, there were four Trustees, each of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”). The Independent Trustees of the Trust and, if any, Interested Trustees who are not currently employed by the Adviser, ALPS or other service providers will receive a quarterly retainer of $16,250, plus $5,000 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended. Additionally, the Audit Committee Chair receives a quarterly retainer of $1,875 and the Independent Chair receives a quarterly retainer of $4,250. These fees are allocated proportionately among the multiple portfolios/series of the Trust. The Independent Trustees and, if any, Interested Trustees who are not currently employed by the Adviser, ALPS or other service providers are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

Officers of the Trust receive no salary or fees from the Trust. As discussed in Note 6, the Funds pay ALPS an annual fee for compliance services.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

9. RECENT ACCOUNTING PRONOUNCEMENT

The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the year. The Funds' adoption of the new standard impacted financial statement disclosures only and did not affect the Funds' financial positions or results of operations. ASU 2023-07 establishes standards for reporting information about operating segments on a basis consistent with the Funds' internal organizational structure.

The Funds use the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Funds' chief operating decision maker (“CODM”) for making decisions, allocating resources, and assessing performance. The Funds' CODM has been identified as the Chief Financial Officer (CFO) and Treasurer, who reviews results presented within the Funds' financial statements when making decisions about allocating resources and assessing performance of the Funds. The CODM determined that the Funds have only one operating segment as defined by ASU 2023-07. This is supported by the single investment strategy of the Funds, against which the CODM assesses performance.

Annual Report | September 30, 2025	37

Clarkston Funds	Notes to Financial Statements and Financial Highlights

September 30, 2025

10. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

38	www.clarkstonfunds.com

Clarkston Funds	Report of Independent Registered Public Accounting Firm

To the Shareholders of Clarkston Partners Fund, Clarkston Fund, and Clarkston Founders Fund and Board of Trustees of ALPS Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Clarkston Partners Fund, Clarkston Fund, and Clarkston Founders Fund (the “Funds”), each a series of ALPS Series Trust, as of September 30, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2017.

COHEN & COMPANY, LTD.

Cleveland, Ohio

November 26, 2025

Annual Report | September 30, 2025	39

Clarkston Funds	Tax Designations

September 30, 2025 (Unaudited)

Qualified Dividend Income

The percentage of ordinary income dividends distributed during the calendar year ended December 31, 2024 are designated as qualified dividend income (QDI) as defined in Section 1(h)(11) of the Internal Revenue Code in the following percentages:

Amount
Clarkston Partners Fund	100.00%
Clarkston Fund	86.30%
Clarkston Founders Fund	100.00%

Dividends Received Deduction

For corporate shareholders, the following ordinary dividends paid during the calendar year ended December 31, 2024 qualify for the corporate dividends received deduction:

Amount
Clarkston Partners Fund	100.00%
Clarkston Fund	78.17%
Clarkston Founders Fund	100.00%

Pursuant to Section 852(b)(3) of the Internal Revenue Code the following Funds designate the amounts listed below as long-term capital gain dividends:

Clarkston Partners Fund	$6,382,568
Clarkston Fund	$0
Clarkston Founders Fund	$0

40	www.clarkstonfunds.com

Clarkston Funds	Changes in and Disagreements with Accountants

September 30, 2025 (Unaudited)

There were no changes in or disagreements with accountants during the period covered by this report.

Annual Report | September 30, 2025	41

Clarkston Funds	Proxy Disclosures

September 30, 2025 (Unaudited)

Not applicable to the period covered by this report.

42	www.clarkstonfunds.com

Clarkston Funds	Remuneration Paid to Directors, Officers, and Others

September 30, 2025 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the period ended September 30, 2025:

	Clarkston	Clarkston	Clarkston
Trustee	Partners Fund	Fund	Founders Fund
Ward Armstrong	$32,232.27	$5,311.63	$23,352.24
J.W. Hutchens	$26,860.23	$4,426.36	$19,460.20
Merrillyn Kosier	$26,860.23	$4,426.36	$19,460.20
Patrick Seese	$29,230.25	$4,816.92	$21,177.28
Total	$115,182.98	$18,981.27	$83,449.92

Annual Report | September 30, 2025	43

Clarkston Funds	Statement Regarding Basis for Approval of Investment Advisory Agreement

September 30, 2025 (Unaudited)

Not applicable to the period covered by this report.

44	www.clarkstonfunds.com

CLARKSTON FUNDS

This material must be preceded or accompanied by a prospectus.
The Clarkston Funds are distributed by ALPS Distributors, Inc.

Clarkston Capital and Clarkston Funds are registered trademarks of Clarkston Capital Partners, LLC. All rights reserved.

Annual Financial Statements and Additional Information

As of September 30, 2025

Hillman Value Fund

No Load Shares

Schedule of Investments	1
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	8
Notes to Financial Statements and Financial Highlights	11
Report of Independent Registered Public Accounting Firm	22
Tax Designations	23
Changes in and Disagreements with Accountants	24
Proxy Disclosures	25
Remuneration Paid to Directors, Officers, and Others	26
Statement Regarding Basis for Approval of Investment Advisory Agreement	27

Hillman Value Fund	Schedule of Investments
September 30, 2025

	Shares	Value (Note 2)
COMMON STOCK (96.27%)
Communication Services (10.33%)
Comcast Corp., Class A	83,077	$2,610,279
Verizon Communications, Inc.	64,600	2,839,170
Walt Disney Co.	24,300	2,782,350
Warner Bros Discovery, Inc.(a)	133,887	2,614,813
Total Communication Services		10,846,612

Consumer Discretionary (4.37%)
CarMax, Inc.(a)(b)(c)	43,400	1,947,358
NIKE, Inc., Class B	37,800	2,635,794
Total Consumer Discretionary		4,583,152

Consumer Staples (21.99%)
Anheuser-Busch InBev NV, Sponsored ADR	42,500	2,533,425
Brown-Forman Corp., Class B	89,500	2,423,660
Campbell’s Company	85,000	2,684,300
Conagra Brands, Inc.	127,100	2,327,201
Constellation Brands, Inc., Class A	16,400	2,208,588
Diageo PLC, ADR	26,400	2,519,352
Estee Lauder Cos., Inc., Class A	32,200	2,837,464
Hershey Co.	14,700	2,749,635
Kraft Heinz Co.	107,600	2,801,904
Total Consumer Staples		23,085,529

Financials (7.56%)
Fiserv, Inc.(a)	20,304	2,617,795
T Rowe Price Group, Inc.	26,200	2,689,168
US Bancorp	54,500	2,633,985
Total Financials		7,940,948

Health Care (26.54%)
Baxter International, Inc.(c)	125,200	2,850,804
Becton Dickinson & Co.	14,900	2,788,833
Biogen, Inc.(a)(c)	19,500	2,731,560
Bristol-Myers Squibb Co.	62,100	2,800,710
CVS Health Corp.	36,300	2,736,657

See Notes to Financial Statements and Financial Highlights.
Annual Report | September 30, 2025	1

Hillman Value Fund	Schedule of Investments
September 30, 2025

	Shares	Value (Note 2)
Health Care (continued)
GSK PLC, Sponsored ADR	69,300	$2,990,988
Pfizer, Inc.	113,300	2,886,884
UnitedHealth Group, Inc.	7,900	2,727,870
West Pharmaceutical Services, Inc.	10,267	2,693,342
Zimmer Biomet Holdings, Inc.	27,033	2,662,751
Total Health Care		27,870,399

Industrials (5.11%)
Boeing Co.(a)	12,500	2,697,875
United Parcel Service, Inc., Class B	31,868	2,661,934
Total Industrials		5,359,809

Information Technology (12.82%)
Adobe, Inc.(a)(c)	7,500	2,645,625
ASML Holding NV	2,900	2,807,461
Microsoft Corp.	5,200	2,693,340
Salesforce, Inc.	11,000	2,607,000
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	9,705	2,710,509
Total Information Technology		13,463,935

Materials (7.55%)
DuPont de Nemours, Inc.	36,200	2,819,980
International Flavors & Fragrances, Inc.	39,600	2,436,984
Nucor Corp.	19,700	2,667,971
Total Materials		7,924,935

TOTAL COMMON STOCK
(Cost $108,649,395)		101,075,319

TOTAL INVESTMENTS (96.27%)
(Cost $108,649,395)		$101,075,319

OTHER ASSETS IN EXCESS OF LIABILITIES (3.73%)		3,913,635

NET ASSETS (100.00%)		$104,988,954

See Notes to Financial Statements and Financial Highlights.
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Hillman Value Fund	Schedule of Investments
September 30, 2025

(a)	Non-income producing security.
(b)	Held in connection with written option contracts.
(c)	All or a portion is held as collateral at custodian for written options. The aggregate value of the collateral pledged was $9,571,942.

WRITTEN OPTION CONTRACTS (0.16%)

Counterparty		Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 2)
Option Contracts - (0.16%)
CarMax, Inc.	StoneX	11/21/25	$45.00	(200)	$64,792	$(897,400)	$(55,000)
Target Corp.	StoneX	10/17/25	87.00	(330)	85,458	(2,960,100)	(43,890)
Akamai Technologies, Inc.	StoneX	10/17/25	75.00	(380)	79,406	(2,878,880)	(70,300)

TOTAL WRITTEN OPTION CONTRACTS					$229,656	$(6,736,380)	$(169,190)

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2025	3

Hillman Value Fund	Statement of Assets and Liabilities
September 30, 2025

ASSETS:
Investments, at value (Cost $108,649,395)	$101,075,319
Cash and cash equivalents	4,153,878
Receivable for shares sold	3,000
Dividends and interest receivable	157,996
Other assets	8,412
Total Assets	105,398,605

LIABILITIES:
Written options, at value (premiums received $229,656)	169,190
Payable for administration and transfer agent fees	29,356
Payable for shares redeemed	109,428
Payable to adviser	84,369
Payable for printing fees	5,699
Payable for professional fees	5,301
Payable to Chief Compliance Officer fees	1,788
Accrued expenses and other liabilities	4,520
Total Liabilities	409,651
NET ASSETS	$104,988,954

NET ASSETS CONSIST OF:
Paid-in capital (Note 6)	$100,963,200
Total distributable earnings	4,025,754
NET ASSETS	$104,988,954

PRICING OF SHARES
Net Asset Value, offering and redemption price per share	$29.90
Net Assets	$104,988,954
Shares of beneficial interest outstanding	3,511,142

See Notes to Financial Statements and Financial Highlights.
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Hillman Value Fund	Statement of Operations
For the Year Ended September 30, 2025

INVESTMENT INCOME:
Dividends	$3,862,485
Foreign taxes withheld	(24,353)
Total Investment Income	3,838,132

EXPENSES:
Investment advisory fees (Note 7)	1,113,600
Administration fees	158,733
Custody fees	22,526
Legal fees	20,970
Audit and tax fees	19,612
Transfer agent fees	198,526
Trustees fees and expenses	21,632
Registration and filing fees	27,369
Printing fees	15,015
Chief Compliance Officer fees	21,312
Insurance fees	4,729
Other expenses	13,854
Total Expenses	1,637,878
Less fees waived by investment adviser (Note 7)	(129,798)
Net Expenses	1,508,080
NET INVESTMENT INCOME	2,330,052

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND WRITTEN OPTIONS:
Net realized gain/(loss) on:
Investments	12,665,645
Written options	1,017,408
Net realized gain	13,683,053
Change in unrealized appreciation/(depreciation) on:
Investments	(15,367,888)
Written options	63,860
Net change	(15,304,028)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND WRITTEN OPTIONS	(1,620,975)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$709,077

See Notes to Financial Statements and Financial Highlights.
Annual Report | September 30, 2025	5

Hillman Value Fund	Statements of Changes in Net Assets

	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
OPERATIONS:
Net investment income	$2,330,052	$3,536,954
Net realized gain on investments and written options	13,683,053	23,080,111
Net change in unrealized appreciation/(depreciation) on investments and written options	(15,304,028)	20,459,458
Net increase in net assets resulting from operations	709,077	47,076,523

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(29,260,463)	(7,019,817)
Total distributions	(29,260,463)	(7,019,817)

BENEFICIAL SHARE TRANSACTIONS (Note 6):
Shares sold	14,704,232	38,184,444
Dividends reinvested	27,655,739	6,522,532
Shares redeemed	(137,961,277)	(66,482,584)
Net decrease from beneficial share transactions	(95,601,306)	(21,775,608)
Net increase/(decrease) in net assets	(124,152,692)	18,281,098

NET ASSETS:
Beginning of year	229,141,646	210,860,548
End of year	$104,988,954	$229,141,646

See Notes to Financial Statements and Financial Highlights.
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Page Intentionally Left Blank

Hillman Value Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Total Distributions
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(d)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income including reimbursement/waiver

PORTFOLIO TURNOVER RATE

See Notes to Financial Statements and Financial Highlights.
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Hillman Value Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021 (a)
$33.43	$27.94	$25.87	$33.82	$25.68

0.44	0.48	0.42	0.55	0.62
0.46 (c)	5.97	4.82	(5.98)	9.97
0.90	6.45	5.24	(5.43)	10.59

(0.54)	(0.15)	(0.26)	(0.41)	(0.27)
(3.89)	(0.81)	(2.91)	(2.11)	(2.18)
(4.43)	(0.96)	(3.17)	(2.52)	(2.45)
(3.53)	5.49	2.07	(7.95)	8.14
$29.90	$33.43	$27.94	$25.87	$33.82

3.64%	23.34%	21.30%	(17.55%)	43.04%

$104,989	$229,142	$210,861	$179,779	$216,130

1.03%	1.03%	1.14%	1.12%	1.15%
0.95%	0.95%	0.95%	0.95%	0.95%
1.47%	1.55%	1.49%	1.75%	1.94%

42%	35%	23%	31%	27%

(a)	Effective March 15, 2021, the Hillman Value Fund merged into the ALPS Series Trust. The Fund was previously advised by Hillman Capital Management, and was recognized as the Hillman Value Fund, a series of Hillman Capital Management Investment Trust.
(b)	Calculated using the average shares method.
(c)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

See Notes to Financial Statements and Financial Highlights.
Annual Report | September 30, 2025	9

Hillman Value Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

(d)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements and Financial Highlights.
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Hillman Value Fund	Notes to Financial Statements and Financial Highlights
September 30, 2025

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This annual report describes the Hillman Value Fund (the “Fund”). The Fund is diversified, and its primary investment objective is to provide long-term total return from a combination of income and capital gains. The Fund currently offers one share class. The Board of Trustees (the “Board” or “Trustees”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities, real estate investment trusts, limited partnerships and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities and real estate investment trusts not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Options are valued at the National Best Bid and Offer (“NBBO”) last trade as of the valuation time. Options will be valued on the basis of prices provided by pricing services when such prices are reasonably believed to reflect the market value of such options and may include the use of composite or NBBO pricing information provided by the pricing services.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”). Money market funds, representing short-term investments, are valued at their NAV.

When such prices or quotations are not available, or when the valuation designee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Annual Report | September 30, 2025	11

Hillman Value Fund	Notes to Financial Statements and Financial Highlights
September 30, 2025

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

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Hillman Value Fund	Notes to Financial Statements and Financial Highlights
September 30, 2025

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2025:

HILLMAN VALUE FUND

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stock
Communication Services	$10,846,612	$–	$–	$10,846,612
Consumer Discretionary	4,583,152	–	–	4,583,152
Consumer Staples	23,085,529	–	–	23,085,529
Financials	7,940,948	–	–	7,940,948
Health Care	27,870,399	–	–	27,870,399
Industrials	5,359,809	–	–	5,359,809
Information Technology	13,463,935	–	–	13,463,935
Materials	7,924,935	–	–	7,924,935
Total	$101,075,319	$–	$–	$101,075,319

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Option Contracts	$(169,190)	$–	$–	$(169,190)
Total	$(169,190)	$–	$–	$(169,190)

The Fund did not hold any level 3 securities during the year ended September 30, 2025.

Cash & Cash Equivalents: The Fund considers its investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Fund maintains cash balances, which, at times may exceed federally insured limits. The Fund maintains these balances with a high-quality financial institution.

Concentration of Credit Risk: The Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities. Please see the Fund’s prospectus and statement of additional information for additional information regarding the risks associated with an investment in the Fund.

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees’ fees and expenses.

Annual Report | September 30, 2025	13

Hillman Value Fund	Notes to Financial Statements and Financial Highlights
September 30, 2025

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Fund is not subject to income taxes to the extent such distributions are made.

As of and during the year ended September 30, 2025, the Fund did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. The Fund files U.S. federal, state and local income tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. The Fund’s administrator has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of September 30, 2025, no provision for income tax is required in the Fund’s financial statements related to these tax positions.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on a first in first out basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned using the effective yield method. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to the Fund. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.

Distributions to Shareholders: The Fund normally pays dividends, if any, and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest, dividends and other income the Fund receives from their investments, including short-term capital gains. Long-term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than one year. The Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

3. DERIVATIVE INSTRUMENTS

The Fund may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities.

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Hillman Value Fund	Notes to Financial Statements and Financial Highlights
September 30, 2025

Risk of Investing in Derivatives: The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund are attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative.

Option Contracts: The Fund may enter into options transactions for hedging purposes and for non-hedging purposes such as seeking to enhance return. The Fund may write covered put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the U.S. Commodity Futures Trading Commission, foreign exchanges. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

Purchased Options: When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

Annual Report | September 30, 2025	15

Hillman Value Fund	Notes to Financial Statements and Financial Highlights
September 30, 2025

Written Options: When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The average notional amount of the written options held for the year ended September 30, 2025, was $4,169,928. These are written equity options which have an element of equity security risk.

Derivative Instruments: The following tables disclose the amounts related to the Fund’s use of derivative instruments.

The effect of derivative instruments on the Statement of Assets and Liabilities for the year ended September 30, 2025:

Risk Exposure	Statement of Assets and Liabilities Location	Fair Value of Asset Derivatives	Statement of Assets and Liabilities Location	Fair Value of Liability Derivatives
Equity Contracts (Written Options)	Investments, at value	$–	Options written, at value	$169,190
		$–		$169,190

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Hillman Value Fund	Notes to Financial Statements and Financial Highlights
September 30, 2025

The effect of derivative instruments on the Statement of Operations for the year ended September 30, 2025:

Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Gain/(Loss) on Derivatives Recognized in Income
Equity Contracts (Written Options)	Net realized gain/(loss) on written options/Net change in unrealized appreciation/(depreciation) on written options	$1,017,408	$63,860
		$1,017,408	$63,860

4. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Fund. The amounts and characteristics of tax basis distributions are estimated at the time of distribution and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end.

The tax character of distributions paid during the fiscal year ended September 30, 2025, were as follows:

	Ordinary Income	Long-Term Capital Gains
Hillman Value Fund	$7,143,766	$22,116,697

The tax character of distributions paid during the fiscal year ended September 30, 2024, were as follows:

	Ordinary Income	Long-Term Capital Gains
Hillman Value Fund	$4,818,177	$2,201,640

Annual Report | September 30, 2025	17

Hillman Value Fund	Notes to Financial Statements and Financial Highlights
September 30, 2025

Unrealized Appreciation and Depreciation on Investments: As of September 30, 2025, the aggregate costs of investments, gross unrealized appreciation/(depreciation) and net unrealized depreciation for Federal tax purposes were as follows:

Hillman Value Fund
Gross unrealized appreciation (excess of value over tax cost)	$9,982,772
Gross unrealized depreciation (excess of tax cost over value)	(18,466,884)
Net appreciation (depreciation) of foreign currency and derivatives	60,466
Net unrealized depreciation	$(8,423,646)
Cost of investments for income tax purposes	$109,555,292

These temporary differences between book and tax basis unrealized are primarily attributable to wash sales.

Reclassifications: As of September 30, 2025, there were no permanent differences in book and tax accounting.

Components of Distributable Earnings: At September 30, 2025, components of distributable earnings on a tax basis were as follows:

Hillman Value Fund
Undistributed ordinary income	$6,368,584
Accumulated capital gains	$6,080,816
Net unrealized depreciation	(8,423,646)
Total	$4,025,754

5. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities, during the year ended September 30, 2025, were as follows:

	Purchases of Securities	Proceeds from Sales of Securities
Hillman Value Fund	$65,048,152	$181,148,559

6. BENEFICIAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Fund have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights. Neither the Fund nor any of its creditors has the right to require shareholders to pay any additional amounts solely because the shareholder owns the shares.

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Hillman Value Fund	Notes to Financial Statements and Financial Highlights
September 30, 2025

Transactions in common shares were as follows:

	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
Hillman Value Fund
Shares sold	497,631	1,235,253
Shares issued in reinvestment of distributions to shareholders	991,600	210,880
Shares redeemed	(4,833,433)	(2,138,944)
Net decrease in shares outstanding	(3,344,202)	(692,811)

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. As of September 30, 2025, approximately 87% of the outstanding shares of the Fund were owned by two omnibus accounts.

7. MANAGEMENT AND RELATED PARTY TRANSACTIONS

Investment Advisory: Hillman Capital Management, Inc. (the “Adviser”), subject to the authority of the Board, is responsible for the overall management and administration of the Fund’s business affairs. The Adviser manages the investments of the Fund in accordance with the Fund’s investment objective, policies and limitations, and investment guidelines established jointly by the Adviser and the Board.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, the Fund pays the Adviser an annual management fee of 0.70% based on the Fund’s average daily net assets. The management fees are paid on a monthly basis. The Board may extend the Advisory Agreements for successive one year terms. The Board and shareholders of the Fund may terminate the Advisory Agreement upon 60 days’ written notice. The Adviser may terminate the Advisory Agreement upon 120 days’ written notice.

Pursuant to a fee waiver letter agreement (the “Fee Waiver Agreement”), the Adviser has contractually agreed to limit the Total Annual Fund Operating Expenses of the Fund (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Adviser))), to 0.95% of the Fund’s average daily net assets for the Fund’s No Load Class. The Fee Waiver Agreement is in effect through January 31, 2026, and will automatically continue upon annual approval by the Board for successive twelve-month periods unless (i) it is terminated earlier by the Board, or (ii) the Adviser provides at least 30 days written notice of its non-continuance prior to the end of the then effective term. Except due to the Adviser’s notice of non-renewal, this Agreement may only be amended or terminated with the approval of the Board of Trustees. Fees waived or reimbursed for the year ended September 30, 2025, are disclosed in the Statement of Operations. Previously waived fees are not subject to recoupment by the Adviser.

Annual Report | September 30, 2025	19

Hillman Value Fund	Notes to Financial Statements and Financial Highlights
September 30, 2025

Administrator: ALPS Fund Services, Inc. (“ALPS”) (an affiliate of ALPS Distributors, Inc.) serves as administrator to the Fund. The Fund has agreed to pay expenses incurred in connection with its administrative activities. Pursuant to the Services Agreement with the Trust, ALPS will provide operational services to the Fund including, but not limited to, fund accounting and fund administration, and will generally assist in the Fund’s operations. The Fund’s administration fee is accrued on a daily basis and paid monthly. The officers of the Trust are employees of ALPS. Administration fees paid by the Fund for the year ended September 30, 2025, are disclosed in the Statement of Operations. ALPS is reimbursed by the Fund for certain out of pocket expenses.

Transfer Agent: ALPS serves as transfer agent for the Fund under a Transfer Agency and Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund plus fees for open accounts and is reimbursed for certain out-of-pocket expenses.

Compliance Services: ALPS provides Chief Compliance Officer services to the Fund to monitor and test the policies and procedures of the Fund in conjunction with requirements under Rule 38a-1 of the 1940 Act pursuant to a Chief Compliance Officer Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund and is reimbursed for certain out-of-pocket expenses.

Distribution: ALPS Distributors, Inc. (the “Distributor”) (an affiliate of ALPS) acts as the principal underwriter of the Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares of the Fund are offered on a continuous basis through the Distributor, as agent of the Fund. The Distributor is not obligated to sell any particular amount of shares of the Fund and is not entitled to any compensation for its services as the Fund’s principal underwriter pursuant to the Distribution Agreement.

8. TRUSTEES AND OFFICERS

As of September 30, 2025, there were four Trustees, each of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”). The Independent Trustees of the Trust and, if any, Interested Trustees who are not currently employed by the Adviser, ALPS or other service providers will receive a quarterly retainer of $16,250, plus $5,000 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended. Additionally, the Audit Committee Chair receives a quarterly retainer of $1,875 and the Independent Chair receives a quarterly retainer of $4,250. These fees are allocated proportionately among the multiple portfolios/series of the Trust. The Independent Trustees and, if any, Interested Trustees who are not currently employed by the Adviser, ALPS or other service providers are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

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Hillman Value Fund	Notes to Financial Statements and Financial Highlights
September 30, 2025

Officers of the Trust receive no salary or fees from the Trust. As discussed in Note 7 the Fund pays ALPS an annual fee for compliance services.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown; as such exposure would involve future claims that may be made against the Trust that have not yet occurred.

10. RECENT ACCOUNTING PRONOUNCEMENT

The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the year. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. ASU 2023-07 establishes standards for reporting information about operating segments on a basis consistent with the Fund’s internal organizational structure.

The Fund uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Fund’s chief operating decision maker (“CODM”) for making decisions, allocating resources, and assessing performance. The Fund’s CODM has been identified as the Chief Financial Officer (CFO) and Treasurer, who reviews results presented within the Fund’s financial statements when making decisions about allocating resources and assessing performance of the Fund. The CODM determined that the Fund has only one operating segment as defined by ASU 2023-07. This is supported by the single investment strategy of the Fund, against which the CODM assesses performance.

11. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

Annual Report | September 30, 2025	21

Hillman Value Fund	Report of Independent Registered Public Accounting Firm

To the Shareholders of Hillman Value Fund and

Board of Trustees of ALPS Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Hillman Value Fund (the “Fund”), a series of ALPS Series Trust, as of September 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2021.

COHEN & COMPANY, LTD.

Cleveland, Ohio

November 26, 2025

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Hillman Value Fund	Tax Designations
September 30, 2025 (Unaudited)

Qualified Dividend Income

The percentage of ordinary income dividends distributed during the calendar year ended December 31, 2024 are designated as qualified dividend income (QDI) as defined in Section 1(h)(11) of the Internal Revenue Code in the following percentages:

Amount
Hillman Value Fund	74.10%

Dividends Received Deduction

For corporate shareholders, the following ordinary dividends paid during the calendar year ended December 31, 2024 qualify for the corporate dividends received deduction:

Amount
Hillman Value Fund	69.92%

Pursuant to Section 852(b)(3) of the Internal Revenue Code the following Funds designate the amounts listed below as long-term capital gain dividends:

Amount
Hillman Value Fund	$22,116,697

Annual Report | September 30, 2025	23

Hillman Value Fund	Changes in and Disagreements with Accountants
September 30, 2025 (Unaudited)

There were no changes in or disagreements with accountants during the period covered by this report.

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Hillman Value Fund	Proxy Disclosures
September 30, 2025 (Unaudited)

Not applicable to the period covered by this report.

Annual Report | September 30, 2025	25

Hillman Value Fund	Remuneration Paid to Directors, Officers, and Others
September 30, 2025 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the period ended September 30, 2025:

Trustee	Amount Paid
Ward Armstrong	$5,114.53
J.W. Hutchens	4,262.11
Merrillyn Kosier	4,262.11
Patrick Seese	4,638.18
Total	$18,276.93

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Hillman Value Fund	Statement Regarding Basis for Approval of Investment Advisory Agreement
September 30, 2025 (Unaudited)

Not applicable to the period covered by this report.

Annual Report | September 30, 2025	27

Hillman Value Fund

is a series of the

ALPS Series Trust

For Shareholder Service Inquiries:

Hillman Value Fund

c/o ALPS Funds

P.O. Box 1920

Denver, CO 80201

Telephone

1-855-400-5944

Hillman Value Fund distributed by ALPS Distributors, Inc.

Must be accompanied or preceded by a prospectus.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Any changes in and disagreements with accountants are included as part of the Financial Statements and Financial Highlights filed under Item 7 of this report.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Any proxy disclosures are included as part of the Financial Statements and Financial Highlights filed under Item 7 of this report.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers, and others is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this report.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement Regarding Basis for approval of Investment Advisory Contract is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this report.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K, or this Item.

Item 16.	Controls and Procedures.

(a)       The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this report and have concluded that the registrant’s disclosure controls and procedures were effective as of that date.

(b)       There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-end Management Investment Companies.

Not applicable to the registrant.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19.	Exhibits.

(a)(1)	The Code of Ethics that applies to the registrant’s principal executive officer and principal financial officer required by Item 2 of Form N-CSR, is filed herein.

(a)(2)	None.

(a)(3)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit 99.Cert.

(a)(4)	Not applicable to this report.

(b)	Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) attached are filed herewith as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS SERIES TRUST

By:	/s/ Lucas Foss
Lucas Foss
President (Principal Executive Officer)

Date:	December 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Lucas Foss
Lucas Foss
President (Principal Executive Officer)

Date:	December 5, 2025

By:	/s/ Jill McFate
Jill McFate
Treasurer (Principal Financial Officer)

Date:	December 5, 2025